UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: BlackRock Fund Advisors 400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	April 30, 2024

Date of reporting period:	April 30, 2024

Item 1.   Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

April 30, 2024
iShares Trust
iShares Dow Jones U.S. ETF | IYY | NYSE Arca
iShares MSCI KLD 400 Social ETF | DSI | NYSE Arca
iShares MSCI USA ESG Select ETF | SUSA | NYSE Arca
iShares U.S. Basic Materials ETF | IYM | NYSE Arca
iShares U.S. Consumer Discretionary ETF | IYC | NYSE Arca
iShares U.S. Consumer Staples ETF | IYK | NYSE Arca
iShares U.S. Energy ETF | IYE | NYSE Arca
iShares U.S. Financial Services ETF | IYG | NYSE Arca
iShares U.S. Financials ETF | IYF | NYSE Arca
iShares U.S. Healthcare ETF | IYH | NYSE Arca
iShares U.S. Industrials ETF | IYJ | Cboe BZX
iShares U.S. Technology ETF | IYW | NYSE Arca
iShares U.S. Transportation ETF | IYT | Cboe BZX
iShares U.S. Utilities ETF | IDU | NYSE Arca
2024 Annual Report

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow.
Wage and job growth powered robust consumer spending, backstopping the economy. On October 7,
2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization
U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued
to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-
friendly policies generate increased investor interest, although we maintain an underweight stance on
European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of April 30, 2024
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
20.98% 22.66%
U.S. small cap equities
(Russell 2000
®
Index)
19.66 13.32
International equities (MSCI
Europe, Australasia, Far East
Index)
18.63 9.28
Emerging market equities
(MSCI Emerging Markets
Index)
15.40 9.88
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.66 5.36
U.S. Treasury securities (ICE
BofA 10-Year U.S. Treasury
Index)
3.66 (6.40)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
4.97 (1.47)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.06 2.08
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
8.99 9.01

This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(unaudited)
................................................................................................. 139

Market Overview

2024
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended April 30, 2024 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 22.30%. The economy showed notable resilience even as interest rates rose, and analysts’ optimism about the economy’s trajectory improved. Meanwhile, inflation decelerated notably, enabling a pause in monetary policy tightening and providing a supportive environment for equities.
The U.S. economy grew at a robust pace in 2023 despite concerns about the impact of higher interest rates on growth. The U.S. consumer helped to power the expansion, as consumer spending continued to grow in both nominal and real (inflation-adjusted) terms. Consumers were emboldened by a strong labor market, as employers continued to add jobs, and average hourly wages increased notably. Higher asset values also supported consumer spending, as both home prices and strong equity performance increased household net worth. Government spending also stimulated the economy, as the federal deficit increased amid rising expenditures, while state and local governments also boosted spending to fill personnel vacancies.
While consumer sentiment rose amid healthy household balance sheets and an improving economy, it remained below pre-pandemic levels, as elevated inflation and high interest rates weighed on consumers’ outlook. Inflation declined early in the reporting period, decreasing from 4.1% in May 2023 to 3% in June 2023, but remained stubbornly persistent thereafter, fluctuating between 3% and 4%, above the pre-pandemic average. While improved supply chains eased goods inflation, the tight labor market kept labor costs near record highs, and growing services inflation was a significant driver of inflation’s overall persistence.
To counteract inflation, the U.S. Federal Reserve (“Fed”) raised interest rates twice early in the reporting period, to the highest level since 2001. However, the Fed paused its interest rate increases thereafter as inflation edged down, keeping interest rates steady after its July 2023 meeting. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. While investors closely watched the
Fed for signs of a shift toward lower interest rates, tenacious inflation later in the reporting period led investors to limit their expectations.
The strong economy supported corporate profits, which grew substantially in the last three quarters of 2023. Despite higher input costs, companies were able to raise prices sufficiently to widen profit margins, as the U.S. consumer continued to spend. Firms increasingly kept assets in short-term investments that earned higher yields due to elevated interest rates. This helped to mitigate the negative impact of higher borrowing costs, which drove a rise in interest expense. Innovations in computing also drove enthusiasm for equities, as new technologies drove hopes for economy-wide improvements in productivity.
Despite the strong economic conditions during the reporting period, analysts noted several areas of caution about potential disruptions to markets. Geopolitical tensions were high amid Russia’s ongoing invasion of Ukraine and fighting in Gaza following Hamas’ terrorist attack on Israel. Missile attacks on a major shipping lane in the Middle
East raised concerns about a wider conflict while disrupting some supply chains. While inflation declined during the reporting period, it remained more persistent than some analysts expected, raising concerns about the effect of continued inflation on the Fed’s interest rate policy.

iShares
®
Dow Jones U.S. ETF

Fund Summary
Fund Summary
as of April 30, 2024
Investment Objective
The iShares Dow Jones U.S. ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Dow Jones
U.S. Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 22.68% 12.45% 11.76% 22.68% 79.77% 204.07%
Fund Market ................................
22.77 12.46 11.77 – % 22.77 79.89 204.21
Index ..................................... 22.87 12.65 11.96 22.87 81.41 209.59
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,211.90  $ 1.10  $ 1,000.00  $ 1,023.87  $ 1.01  0.20%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
iShares
®
Dow Jones U.S. ETF

2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. The information technology sector was the largest contributor to the Index’s return amid notable innovations in artificial intelligence (“AI”) technology. Rapid advances in generative AI, which allows users to generate outputs using simple natural language queries, drove a surge in investor enthusiasm for products and technologies associated with AI. The semiconductors industry gained the most, as companies purchased specialized chips used to provide computing capacity for AI applications, which require substantial processing power. Corporations seeking to use AI technologies invested significantly in this hardware, in some cases setting up separate budgetary allocations to expedite the increased investment. Consequently, industry revenue and earnings grew rapidly, driving strong equity performance. Additionally, the semiconductors industry continued to invest in building the next generation of processors for AI applications, further supporting stock prices. Networking products for AI data centers also generated strong revenue.
The financials sector also contributed significantly to the Index’s return, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy. The transaction and payment processing services industry advanced, as growth in consumer spending and cross-border transactions increased earnings at companies that manage consumer payments. Strong purchases related to international travel and robust e-commerce sales generated higher payment volume in the industry, further supporting earnings growth.
The communication services sector also aided performance, led by the interactive media and services industry. Growth in the online advertising market drove large increases in both revenue and income, and industry companies initiated dividend payments while continuing stock buybacks. Cost cutting efforts and layoffs also boosted profitability, as the industry refocused on core social media products.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 28.5%
Financials ..................................... 13.6
Health Care ................................... 12.0
Consumer Discretionary ........................... 10.3
Industrials ..................................... 9.7
Communication Services ........................... 8.7
Consumer Staples ............................... 5.9
Energy ....................................... 4.1
Materials ..................................... 2.5
Real Estate .................................... 2.4
Utilities ....................................... 2.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 6.2%
Apple, Inc. .................................... 5.3
NVIDIA Corp. .................................. 4.6
Amazon.com, Inc. ............................... 3.4
Alphabet, Inc., Class A ............................ 2.1
Meta Platforms, Inc., Class A ........................ 2.0
Alphabet, Inc., Class C, NVS ........................ 1.7
Berkshire Hathaway, Inc., Class B .................... 1.6
Eli Lilly & Co. .................................. 1.3
Broadcom, Inc. ................................. 1.2
      aaa aa

iShares
®
MSCI KLD 400 Social ETF

Fund Summary
Fund Summary
as of April 30, 2024
Investment Objective
The iShares MSCI KLD 400 Social ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI KLD 400 Social Index (the “Index”).  The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 24.31% 13.37% 12.17% 24.31% 87.29% 215.31%
Fund Market ................................
24.25 13.37 12.17 – % 24.25 87.32 215.23
Index ..................................... 24.49 13.63 12.56 24.49 89.42 226.35
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,223.20  $ 1.38  $ 1,000.00  $ 1,023.62  $ 1.26  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
iShares
®
MSCI KLD 400 Social ETF

2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of U.S. companies advanced for the reporting period. The information technology sector was the largest contributor to the return of the MSCI KLD 400 Social Index (“the Index”) amid notable innovations in artificial intelligence (“AI”) technology. Rapid advances in generative AI, which allows users to generate outputs using simple natural language queries, drove a surge in investor enthusiasm for products and technologies associated with AI. The semiconductors industry gained the most, as companies purchased specialized chips used to provide computing capacity for AI applications, which require substantial processing power. Corporations seeking to use AI technologies invested significantly in this hardware, in some cases setting up separate budgetary allocations to expedite the increased investment. Consequently, industry revenue and earnings grew rapidly, driving strong equity performance.
The communication services sector also contributed significantly to the Index’s performance, led by the interactive media and services industry. Strong sales of cloud computing products bolstered earnings, and a proposed deal between a large company in the industry and a smartphone manufacturer to license an AI product generated investor enthusiasm.
In terms of relative performance, the Index outperformed the broader market, as represented by the MSCI USA Investable Market Index. Relative to the broader market, the Index’s security selection in the information technology sector was the largest contributor to its returns.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 35.7%
Financials ..................................... 12.1
Health Care ................................... 10.1
Communication Services ........................... 9.7
Industrials ..................................... 9.3
Consumer Discretionary ........................... 8.6
Consumer Staples ............................... 6.8
Real Estate .................................... 2.7
Materials ..................................... 2.6
Energy ....................................... 1.5
Utilities ....................................... 0.9
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 11.7%
NVIDIA Corp. .................................. 9.1
Alphabet, Inc., Class A ............................ 4.1
Alphabet, Inc., Class C, NVS ........................ 3.6
Tesla, Inc. ..................................... 2.2
Visa, Inc., Class A ............................... 1.8
Procter & Gamble Co. (The) ........................ 1.6
Mastercard, Inc., Class A ........................... 1.6
Home Depot, Inc. (The) ........................... 1.4
Merck & Co., Inc. ................................ 1.4
      aaa aa

iShares
®
MSCI USA ESG Select ETF

Fund Summary
Fund Summary
as of April 30, 2024
Investment Objective
The iShares MSCI USA ESG Select ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA Extended ESG Select Index (the “Index”).  The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 19.90% 12.92% 11.90% 19.90% 83.61% 207.80%
Fund Market ................................
19.84 12.90 11.89 – % 19.84 83.41 207.54
Index ..................................... 20.12 13.19 12.29  20.12 85.79 218.65
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,211.80  $ 1.37  $ 1,000.00  $ 1,023.62  $ 1.26  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
iShares
®
MSCI USA ESG Select ETF

2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of U.S. companies advanced for the reporting period. The information technology sector was the largest contributor to the return of the MSCI USA Extended ESG Select Index (the “Index”)
amid notable innovations in artificial intelligence (“AI”) technology. Rapid advances in generative AI, which allows users to generate outputs using simple natural language queries, drove a surge in investor enthusiasm for products and technologies associated with AI. The semiconductors industry gained the most, as companies purchased specialized chips used to provide computing capacity for AI applications, which require substantial processing power. Corporations seeking to use AI technologies invested significantly in this hardware, in some cases setting up separate budgetary allocations to expedite the increased investment. Consequently, industry revenue and earnings grew rapidly, driving strong equity performance.
The industrials sector was another significant contributor to the Index’s performance. Strong economic growth bolstered stocks in the sector, which is sensitive to overall conditions in the broader economy. This supportive backdrop led to investor confidence that demand would continue to expand, boosting earnings in the sector.
In terms of relative performance, the Index underperformed the broader market, as represented by the MSCI USA Index. Relative to the broader market, the Index’s security selection within the consumer discretionary sector was the largest detractor from returns.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 31.6%
Health Care ................................... 12.8
Industrials ..................................... 12.4
Financials ..................................... 10.0
Consumer Staples ............................... 9.1
Consumer Discretionary ........................... 7.3
Communication Services ........................... 6.4
Energy ....................................... 4.2
Real Estate .................................... 2.9
Materials ..................................... 2.5
Utilities ....................................... 0.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
NVIDIA Corp. .................................. 5.6%
Microsoft Corp. ................................. 4.8
Apple, Inc. .................................... 4.0
Alphabet, Inc., Class A ............................ 2.2
Coca-Cola Co. (The) ............................. 1.9
Alphabet, Inc., Class C, NVS ........................ 1.8
Home Depot, Inc. (The) ........................... 1.6
Trane Technologies PLC ........................... 1.5
Eli Lilly & Co. .................................. 1.5
Ecolab, Inc. ................................... 1.4
      aaa aa

iShares
®
U.S. Basic Materials ETF

Fund Summary
Fund Summary
as of April 30, 2024
Investment Objective
The iShares U.S. Basic Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the basic materials sector, as represented by the Russell 1000 Basic Materials RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF 10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Basic Materials Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Basic Materials RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 9.85% 10.51% 7.23% 9.85% 64.81% 100.91%
Fund Market ................................
9.84 10.52 7.23 – % 9.84 64.89 100.91
Index ..................................... 10.29 10.94 7.64 10.29 68.06 108.87
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,163.30  $ 2.10  $ 1,000.00  $ 1,022.92  $ 1.96  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
iShares
®
U.S. Basic Materials ETF

2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of U.S. basic materials companies advanced for the reporting period. The metals and mining industry contributed the most to the Index’s performance, led by copper mining companies. Copper prices, which tend to be highly sensitive to interest rates, shifted with expectations for central bank monetary policy during the reporting period. The
Fed left interest rates unchanged late in the reporting period after a series of large interest rate increases, so copper prices fell, then recovered in anticipation of lower carrying costs and a boost in economic activity. Global copper production reflected tepid industrial demand and a slow recovery in manufacturing in some countries, particularly China.
However, ongoing decarbonization efforts drove investments in copper-reliant electrical infrastructure and electric vehicles. Estimates of new demand from the use of copper cable in data transmission drove market expectations higher as the reporting period closed.
The steel industry further contributed to the Index’s return as an expansion in U.S. manufacturing in early 2024, coupled with market expectations of forthcoming Fed interest rate cuts, increased investor sentiment toward steel mining companies. Steel prices, which remained subdued for much of the reporting period, rose substantially in April
2024, lifting expectations of a further rebound. Producers of recycled steel benefited from increased demand from automobile manufacturers.
The chemicals industry also contributed to the Index’s return, as industrial gases stocks rose due to robust order backlogs from hydrogen investments made as part of global green energy initiatives. The impact of inflation in energy markets and costs due to weather-related outages in the U.S. Gulf region were largely offset by an increase in prices.
Additionally, steady demand coupled with lower costs drove a contribution to the Index’s return from specialty chemicals companies.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Chemicals .................................... 59.0%
Metals & Mining ................................. 29.2
Containers & Packaging ........................... 4.3
Trading Companies & Distributors ..................... 4.1
Machinery .................................... 1.8
Other (each representing less than 1%) ................. 1.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Linde PLC .................................... 20.5%
Freeport-McMoRan, Inc. ........................... 7.8
Ecolab, Inc. ................................... 6.1
Air Products and Chemicals, Inc. ..................... 5.8
Newmont Corp. ................................. 5.1
Nucor Corp. ................................... 4.7
Dow, Inc. ..................................... 4.3
Fastenal Co. ................................... 4.1
LyondellBasell Industries NV, Class A .................. 3.3
International Flavors & Fragrances, Inc. ................. 3.2
      aaa aa

iShares
®
U.S. Consumer Discretionary ETF

Fund Summary
Fund Summary
as of April 30, 2024
Investment Objective
The iShares U.S. Consumer Discretionary ETF (the “Fund”)  seeks to track the investment results of an index composed of U.S. equities in the consumer discretionary sector, as represented by the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Consumer Services Total Return Index. Index performance beginning on June 24, 2019 through
September 19, 2021 reflects the performance of the Dow Jones U.S. Consumer Services Capped (TR) Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 21.42% 8.17% 11.01% 21.42% 48.10% 184.19%
Fund Market ................................
21.50 8.20 11.02 – % 21.50 48.27 184.54
Index ..................................... 21.84 8.59 11.46 21.84 50.97 196.02
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,205.90  $ 2.14  $ 1,000.00  $ 1,022.92  $ 1.96  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
iShares
®
U.S. Consumer Discretionary ETF

2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. consumer discretionary stocks advanced strongly for the reporting period, supported by a resilient U.S. economy and sustained growth in consumer spending. The broadline retail industry contributed the most to the Index’s return, as higher online sales and demand for e-commerce and cloud-computing services propelled strong revenue and earnings growth in the industry.
Integration of artificial intelligence (“AI”) into existing products and investment in new AI programs further boosted gains. A large e-commerce retailer leveraged its existing consumer data to deliver substantial growth in online advertising sales, which helped boost revenue above expectations. Cost-saving efforts, including reducing capital expenditures, closing brick-and-mortar stores, and eliminating jobs, also benefited the industry.
The movies and entertainment industry, in the communication services sector, also contributed significantly to the Index’s performance. Entertainment-streaming companies increased their share of the digital advertising market, while the share held by search engines and social media fell. The increased popularity of advertising-supported subscription tiers for streaming services was particularly beneficial as it helped grow ad sales. Efforts to reduce subscription sharing by one large streaming service led to sharp increases in both total subscribers and subscribers to its ad-
supported tier, helping to boost revenues.
The hotels, resorts, and cruise lines industry also contributed to the Index’s return, as travel demand increased, benefiting online booking services. Increased travel also supported the hotel industry, where one large hotel operator experienced higher earnings due to significantly increased revenue per room and a solid increase in the number of hotel rooms it operated. Demand for international travel was particularly strong, boosting revenue for cruise lines, which typically offer more international than domestic vacations.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Consumer Discretionary Distribution & Retail ............. 33.0%
Consumer Services .............................. 18.3
Media & Entertainment ............................ 12.9
Automobiles & Components ........................ 10.9
Consumer Staples Distribution & Retail ................. 10.7
Consumer Durables & Apparel ....................... 7.9
Transportation .................................. 4.1
Commercial  & Professional Services .................. 1.4
Other (each representing less than 1%) ................. 0.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Amazon.com, Inc. ............................... 15.6%
Tesla, Inc. ..................................... 8.0
Costco Wholesale Corp. ........................... 4.2
Home Depot, Inc. (The) ........................... 4.1
Walmart, Inc. ................................... 4.0
Netflix, Inc. .................................... 3.8
Walt Disney Co. (The) ............................ 3.8
McDonald's Corp. ............................... 3.6
Lowe's Companies, Inc. ........................... 2.4
Uber Technologies, Inc. ............................ 2.4
      aaa aa

iShares
®
U.S. Consumer Staples ETF

Fund Summary
Fund Summary
as of April 30, 2024
Investment Objective
The iShares U.S. Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer staples sector, as represented by the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through September 19, 2021 reflects the performance of Dow Jones U.S. Consumer Goods Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (0.40) % 12.60% 9.92% (0.40) % 81.04% 157.54%
Fund Market ...............................
(0.44) 12.61 9.92 – % (0.44) 81.07 157.61
Index .................................... 0.00 13.07 10.3 8 0.00  84.81 168.45
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,107.10  $ 2.04  $ 1,000.00  $ 1,022.92  $ 1.96  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
iShares
®
U.S. Consumer Staples ETF

2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. consumer staples stocks were relatively flat for the reporting period. While corporate earnings were generally supportive, optimism for lower interest rates and an eventual rebound in economic growth diminished demand for less economically sensitive sectors, including consumer staples. The household products industry contributed the most to the Index’s performance, as large companies producing everyday home goods increased prices, boosting earnings and revenue above investor expectations. Efforts to increase efficiency and productivity in the industry also boosted profits.
The healthcare distributors industry also contributed meaningfully to the Index’s return. Drug distributors benefited from a surge in national demand for a new class of weight-loss drugs, boosting sales and revenue. Additionally, the largest distributors invested in higher-margin services and were able to leverage their position in the market to provide data, insights, and strategic advice to both drug manufacturers and retailers.
On the downside, the packaged foods and meats industry detracted the most from the Index’s return. Expectations that the growing popularity of appetite-suppressing drugs would decrease consumers’ demand for snacks, confectionaries, and sweet drinks weighed on the industry. Inflation in the prices of core ingredients — for example, a surge in cocoa prices — put pressure on companies to raise their prices to meet profitability goals at the risk of falling sales. While some of the larger packaged food companies were able to raise prices to offset losses from falling demand, earnings sometimes disappointed investors, further weighing on the industry.
The soft drinks and nonalcoholic beverages industry detracted from the Index’s performance amid expectations that the popularity of new weight-loss drugs would lower demand. The personal care products industry also detracted due to a large pharmaceutical company separating its personal health business into a new company.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Food, Beverage & Tobacco ......................... 56.6%
Household & Personal Products ...................... 26.5
Health Care Equipment & Services .................... 9.0
Consumer Staples Distribution & Retail ................. 6.1
Materials ..................................... 1.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Procter & Gamble Co. (The) ........................ 17.3%
PepsiCo, Inc. .................................. 10.9
Coca-Cola Co. (The) ............................. 10.8
Philip Morris International, Inc. ....................... 6.7
Mondelez International, Inc., Class A ................... 4.4
CVS Health Corp. ............................... 3.9
Altria Group, Inc. ................................ 3.6
Colgate-Palmolive Co. ............................ 3.4
McKesson Corp. ................................ 3.3
Kimberly-Clark Corp. ............................. 2.1
aaa aa

iShares
®
U.S. Energy ETF

Fund Summary
Fund Summary
as of April 30, 2024
Investment Objective
The iShares U.S. Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the energy sector, as represented by the Russell
1000 Energy RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Oil & Gas Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Energy RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 12.71% 11.03% 2.58% 12.71% 68.70% 29.03%
Fund Market ................................
12.65 11.04 2.58 – % 12.65 68.80 28.97
Index ..................................... 13.15 11.46 2.98 13.15 72.06 34.18
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,106.80  $ 2.04  $ 1,000.00  $ 1,022.92  $ 1.96  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
iShares
®
U.S. Energy ETF

2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. energy stocks rose significantly during the reporting period, driven by higher oil prices amid production cuts by OPEC+, rising tensions in the Middle East, the ongoing war in Ukraine, and expectations of increased energy demand amid signals that major developed economies would avoid recession.
The oil and gas exploration and production industry contributed the most to the Index’s return. Rising oil prices encouraged more investment in generating new production through increased exploration. The increase in production led to increased profits, supporting the industry. Additionally, merger and acquisition activity was relatively high within the industry over the reporting period.
Some large companies saw their stock price rise in anticipation of being acquired by even larger companies, which in turn were expected to benefit from increased economies of scale. One large shale producer acquired a large but privately held oil and gas company, vaulting the buyers into the top tier of publicly traded oil and gas producers in the industry.
The oil and gas refining and marketing and transportation industry also contributed meaningfully to the Index’s return, as oil refining companies benefited from strong demand for already limited supplies of both gasoline and jet fuel. Intervention by an activist investor encouraged demand for a large oil refiner’s stock and buoyed optimism that the existing management team would deliver on its plan to reduce costs and boost profitability, supporting the industry. The oil and gas equipment and services industry also contributed, as higher oil prices encouraged more investment in new production, particularly for subsea equipment and services.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Oil, Gas & Consumable Fuels ....................... 89.9%
Energy Equipment & Services ....................... 8.3
Semiconductors & Semiconductor Equipment ............. 1.7
Electrical Equipment .............................. 0.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Exxon Mobil Corp. ............................... 23.1%
Chevron Corp. .................................. 14.9
ConocoPhillips ................................. 8.0
EOG Resources, Inc. ............................. 4.5
Schlumberger Ltd. ............................... 4.0
Marathon Petroleum Corp. ......................... 3.8
Phillips 66 ..................................... 3.6
Pioneer Natural Resources Co. ...................... 3.5
Valero Energy Corp. .............................. 2.9
Williams Companies, Inc. (The) ...................... 2.4
      aaa aa

iShares
®
U.S. Financial Services ETF

Fund Summary
Fund Summary
as of April 30, 2024
Investment Objective
The iShares U.S. Financial Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financial services sector, as represented by the Dow Jones U.S. Financial Services Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 25.76% 8.93% 10.70% 25.76% 53.38% 176.26%
Fund Market ................................
25.78 8.93 10.69 – % 25.78 53.40 176.18
Index ..................................... 26.30 9.36 11.15 26.30 56.42 18 7.73
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,288.50  $ 2.22  $ 1,000.00  $ 1,022.92  $ 1.96  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
iShares
®
U.S. Financial Services ETF

2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks in the U.S. financial services industry gained for the reporting period, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy. Stocks of diversified banks were the largest contributor to the Index’s return, as robust net interest income (the difference between the interest received from a bank’s assets and the interest paid on deposits) supported earnings. While higher interest rates typically bolster banking profitability, the value of diversified banks’ existing bond investments declined, forcing banks to raise deposit rates to retain customers. Consequently, the Fed’s shift in monetary policy benefited banks and raised investor hopes for an increase in loan activity and dealmaking as borrowing costs stabilize and begin to subside. Additionally, the announcement of positive client retention figures following the integration of a failed high-profile regional bank by the nation’s largest bank further reinforced industry strength and improved investor sentiment toward the acquisition, which also provided the bank’s commercial business with a deeper presence in the technology sector.
In capital markets, the asset management and custody banks industry contributed to the Index’s return, driven by growth in management and advisory fees. Higher earnings from the sale of annuity products also benefited companies offering annuity services. Rising asset prices and solid inflows bolstered assets under management, further boosting industry earnings. Stocks in the investment banking and brokerage industry also advanced. Despite a cool market for merger and acquisition activity, strong revenue from asset and wealth management supported earnings growth in the industry and reinforced balance sheets. New asset flows rose along with new account origination as markets traded higher, reflecting investor optimism over the direction of the economy.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Financial Services ............................... 67.7%
Banks ....................................... 32.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Berkshire Hathaway, Inc., Class B .................... 14.8%
JPMorgan Chase & Co. ........................... 11.3
Visa, Inc., Class A ............................... 8.7
Mastercard, Inc., Class A ........................... 7.6
Bank of America Corp. ............................ 5.2
Wells Fargo & Co. ............................... 4.4
Goldman Sachs Group, Inc. (The) .................... 2.8
American Express Co. ............................ 2.7
S&P Global, Inc. ................................ 2.7
Citigroup, Inc. .................................. 2.4
      aaa aa

iShares
®
U.S. Financials ETF

Fund Summary
Fund Summary
as of April 30, 2024
Investment Objective
The iShares U.S. Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financials sector, as represented by the
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Financials Total Return Index. Index performance beginning on June 24, 2019 through September
19, 2021 reflects the performance of the Dow Jones U.S. Financials Capped (TR) Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000
Financials 40 Act 15/22.5 Daily Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 26.82% 9.61% 10.43% 26.82% 58.20% 169.66%
Fund Market ................................
26.74 9.60 10.42 – % 26.74 58.17 169.55
Index ..................................... 27.37 10.05 10.88 27.37 61.45 180.80
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,267.00  $ 2.20  $ 1,000.00  $ 1,022.92  $ 1.96  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
iShares
®
U.S. Financials ETF

2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks in the U.S. financials industry gained robustly for the reporting period as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy. Stocks of diversified banks were the largest contributor to the Index’s return, as robust net interest income (the difference between the interest received from a bank’s assets and the interest paid on deposits) supported earnings. While higher interest rates typically bolster banking profitability, the value of diversified banks’ existing bond investments declined, forcing banks to raise deposit rates to retain customers. Consequently, the Fed’s shift in monetary policy benefited banks and raised investor hopes for an increase in loan activity and dealmaking as borrowing costs stabilize and begin to subside. Additionally, the announcement of positive client retention figures following the integration of a failed high-profile regional bank by the nation’s largest bank further reinforced industry strength and improved investor sentiment toward the acquisition, which also provided the bank’s commercial business with a deeper presence in the technology sector.
In the capital markets industry, gains in the asset management and custody banks industry contributed to the Index’s return, driven by growth in management and advisory fees. Higher earnings from the sale of annuity products also benefited companies offering annuity services. Rising asset prices and solid inflows bolstered assets under management, further boosting industry earnings.
Stocks in the investment banking and brokerage industry also advanced. Despite a cool market for merger and acquisition activity, strong revenues from asset and wealth management supported earnings growth in the industry and reinforced balance sheets. New asset flows rose along with new account origination as markets traded higher, reflecting investor optimism over the direction of the economy.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Financial Services ............................... 46.8%
Banks ....................................... 30.1
Insurance ..................................... 22.6
Commercial  & Professional Services .................. 0.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Berkshire Hathaway, Inc., Class B .................... 12.7%
JPMorgan Chase & Co. ........................... 9.9
Bank of America Corp. ............................ 4.4
Wells Fargo & Co. ............................... 4.1
Goldman Sachs Group, Inc. (The) .................... 2.9
S&P Global, Inc. ................................ 2.8
Progressive Corp. (The) ........................... 2.6
Citigroup, Inc. .................................. 2.5
BlackRock, Inc. ................................. 2.4
Charles Schwab Corp. (The) ........................ 2.3
aaa aa

iShares
®
U.S. Healthcare ETF

Fund Summary
Fund Summary
as of April 30, 2024
Investment Objective
The iShares U.S. Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare sector, as represented by the
Russell 1000 Health Care RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Health Care Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Health Care RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 5.84% 10.66% 10.68% 5.84% 65.97% 175.80%
Fund Market ................................
5.89 10.68 10.68 – % 5.89 66.07 175.96
Index ..................................... 6.25 11.10 11.12 6.25 69.24 186.98
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,137.40  $ 2.07  $ 1,000.00  $ 1,022.92  $ 1.96  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
iShares
®
U.S. Healthcare ETF

2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. healthcare stocks advanced for the reporting period, driven by the pharmaceuticals industry, which was the leading contributor to the Index’s return. The rising popularity of weight-loss drugs
— notably, those known as glucagon-like peptide-1 (“GLP-1”) agonists, which can control blood sugar and suppress appetite — propelled significant sales growth and improved earnings outlooks for pharmaceuticals companies. GLP-1 medications were originally developed for diabetes and later approved to combat obesity. An independent study conducted during the reporting period found that nearly half of adults surveyed expressed interest in taking a prescription weight-loss drug, including two-thirds of those identified by a doctor as overweight or obese. Investors sought to capitalize on the drugs’ popularity, given the size of the potential market for both diabetes and weight-loss treatments.
Prices for new drugs introduced by pharmaceuticals companies rose by more than a third in 2023 over the previous year, further supporting industry gains. Merger and acquisition (“M&A”)
activity in the industry also increased, reversing a recent slump. Strength in the generic drugs business of some pharmaceutical companies also supported the industry. Companies developing pharmaceuticals for veterinary health also advanced, buoyed by robust sales of products for both pets and farm animals.
Biotechnology stocks also contributed to the Index’s performance, as M&A activity in the industry picked up, and robust sales of newer immunology treatments drove strong earnings growth and increased sales expectations for biotechnology firms. Additionally, companies in the healthcare providers and services industry contributed notably to the Index’s return as large managed care providers benefited from pursuing geographic diversity in membership and maintaining strong market share in multiple markets.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Pharmaceuticals ................................ 31.7%
Health Care Equipment & Supplies .................... 21.1
Health Care Providers & Services ..................... 17.9
Biotechnology .................................. 16.7
Life Sciences Tools & Services ....................... 11.9
Other (each representing less than 1%) ................. 0.7
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Eli Lilly & Co. .................................. 12.3%
UnitedHealth Group, Inc. ........................... 8.4
Johnson & Johnson .............................. 6.5
Merck & Co., Inc. ................................ 6.1
AbbVie, Inc. ................................... 5.3
Thermo Fisher Scientific, Inc. ........................ 4.1
Abbott Laboratories .............................. 3.4
Danaher Corp. ................................. 3.0
Amgen, Inc. ................................... 2.7
Pfizer, Inc. .................................... 2.7
      aaa aa

iShares
®
U.S. Industrials ETF

Fund Summary
Fund Summary
as of April 30, 2024
Investment Objective
The iShares U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the industrials sector, as represented by the
Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Industrials Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 21.80% 9.91% 10.42% 21.80% 60.42% 169.47%
Fund Market ................................
21.83 9.92 10.43 – % 21.83 60.47 169.62
Index ..................................... 22.29 10.35 10.88 22.29 63.61 180.95
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,241.70  $ 2.17  $ 1,000.00  $ 1,022.92  $ 1.96  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
iShares
®
U.S. Industrials ETF

2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. industrials stocks advanced strongly during the reporting period as receding inflation, shifting monetary policy, and robust U.S. economic growth bolstered stocks in the sector. This supportive backdrop led to investor confidence that demand would continue to expand, boosting earnings in the sector. A key measure of confidence among purchasing managers in manufacturing rose to its highest level in nearly two years, as output improved and suppliers’ delivery times shortened.
Machinery stocks contributed the most to the Index’s return, led by the construction machinery industry, as steady commercial construction activity in the U.S. supported demand for the industry’s products. The CHIPS Act drove significant investments in factory construction and construction machinery for domestic semiconductor manufacturing companies. Additionally, healthy order backlogs and aggressive price actions taken over the past several years to offset inflation further allowed industrial machinery and supplies and components companies to maintain profitability.
Financial services stocks also contributed to the Index’s return, as growth in consumer spending and cross-border transactions boosted the earnings of transaction and payment processing services companies. Strong purchases of airfare for international travel and robust e-commerce sales generated higher payment volume in the industry, sustaining earnings growth.
Stocks of electrical components and equipment manufacturers also advanced. The industry benefited from high demand for power systems and products, supported by government incentives and increased spending on electric vehicles, energy efficiency, and renewable power generation.
The building products industry further bolstered the Index’s performance. Higher prices for construction materials supported suppliers of those products, and earnings increased for makers of efficient heating and cooling systems. Stocks of aerospace and defense companies also rose, buoyed by strong orders for commercial aircraft and associated parts and supplies.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Capital Goods .................................. 49.2%
Financial Services ............................... 22.8
Transportation .................................. 9.3
Commercial  & Professional Services .................. 6.2
Materials ..................................... 5.8
Software & Services .............................. 3.8
Technology Hardware & Equipment ................... 1.6
Other (each representing less than 1%) ................. 1.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Visa, Inc., Class A ............................... 7.2%
Mastercard, Inc., Class A ........................... 6.3
Accenture PLC, Class A ........................... 3.2
General Electric Co. .............................. 3.0
Caterpillar, Inc. ................................. 2.9
RTX Corp. .................................... 2.5
Union Pacific Corp. .............................. 2.4
American Express Co. ............................ 2.3
Honeywell International, Inc. ........................ 2.2
Eaton Corp. PLC ................................ 2.1
      aaa aa

iShares
®
U.S. Technology ETF

Fund Summary
Fund Summary
as of April 30, 2024
Investment Objective
The iShares U.S. Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the technology sector, as represented by the Russell 1000 Technology RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Technology Total Return Index. Index performance beginning on June 24, 2019 through September 19,
2021 reflects the performance of the Dow Jones U.S. Technology Capped Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Technology
RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 38.28% 20.97% 19.85% 38.28% 159.03% 511.23%
Fund Market ................................
38.31 20.97 19.84 – % 38.31 159.10 511.17
Index ..................................... 38.66 21.4 3 20.34 38.66 164.06 536.97
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,238.40  $ 2.17  $ 1,000.00  $ 1,022.92  $ 1.96  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
iShares
®
U.S. Technology ETF

2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. technology stocks posted a remarkable return for the reporting period amid innovations in artificial intelligence (“AI”) technology. Rapid advances in generative AI, which allows users to generate outputs using simple natural language queries, drove a surge in investor enthusiasm for products and technologies associated with AI. The semiconductors industry gained the most, as companies purchased specialized chips used to provide computing capacity for AI applications, which require substantial processing power. Corporations seeking to use AI technologies invested significantly in this hardware, in some cases setting up separate budgetary allocations to expedite the increased investment. Consequently, industry revenue and earnings grew rapidly, driving strong equity performance. Additionally, the semiconductors industry continued to invest in building the next generation of processors for AI applications, further supporting stock prices. Products designed to facilitate customers’ AI usage, such as networking products for AI data centers and custom AI accelerators, also generated strong revenue.
The semiconductors industry also benefited from substantial government subsidies that targeted the further development of U.S. semiconductor manufacturing. Specifically, the CHIPS and
Science Act of 2022 was designed to promote domestic production of semiconductors and related equipment.
The systems software industry further contributed to the Index’s return. Enthusiasm for generative AI products benefited a large company in the industry with a significant investment in a prominent consumer-facing AI platform, a chatbot that grew its user base more rapidly than any other consumer application in history. Integration of AI into already existing productivity software also propelled gains, as many customers adopted new AI features that automated certain writing and coding tasks, in addition to summarization and advanced search functions. Cloud services revenue also accelerated, due in part to new AI features, beating analysts’ expectations and driving further earnings growth.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Software ..................................... 36.0%
Semiconductors & Semiconductor Equipment ............. 31.2
Technology Hardware, Storage & Peripherals ............. 16.6
Interactive Media & Services ........................ 8.7
IT Services .................................... 4.0
Electronic Equipment, Instruments & Components .......... 1.7
Other (each representing less than 1%) ................. 1.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 18.0%
Apple, Inc. .................................... 15.6
NVIDIA Corp. .................................. 12.9
Meta Platforms, Inc., Class A ........................ 3.6
Broadcom, Inc. ................................. 3.2
Alphabet, Inc., Class A ............................ 2.6
Salesforce, Inc. ................................. 2.4
Advanced Micro Devices, Inc. ....................... 2.2
Alphabet, Inc., Class C, NVS ........................ 2.2
Adobe, Inc. .................................... 2.0
aaa aa

iShares
®
U.S. Transportation ETF

Fund Summary
Fund Summary
as of April 30, 2024
Investment Objective
The iShares U.S. Transportation ETF (the “Fund”)  seeks to track the investment results of an index composed of U.S. equities in the transportation sector, as represented by the S&P Transportation Select Industry FMC Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through July 18, 2021 reflects the performance of the Dow Jones Transportation Average Index
TM
. Index performance beginning on July 19, 2021 reflects the performance of the S&P Transportation Select Industry FMC Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 17.23% 6.99% 7.71% 17.23% 40.16% 110.13%
Fund Market ................................
17.18 6.99 7.71 – % 17.18 40.19 110.10
Index ..................................... 17.69 7.99 8.3 4 17.69 46.87 122.71
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,188.00  $ 2.12  $ 1,000.00  $ 1,022.92  $ 1.96  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
iShares
®
U.S. Transportation ETF

2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. transportation stocks rose during the reporting period due to optimism the U.S. economy would remain healthy and avoid a recession, while falling inflation would allow lower short-term interest rates. The passenger ground transportation industry contributed the most to the Index’s performance. A large provider of on-demand ride sharing services reported both its first ever quarterly profit, in the second quarter of 2023, and its first full-year profit during calendar year 2023, boosting the company’s stock over 150% during 2023. Increased use of artificial intelligence
(“AI”) helped support ride-sharing services with route planning and more efficient order-taking for their food delivery services. Additionally, AI helped these companies provide more personalized offers and more targeted advertising.
The rail transportation industry also contributed meaningfully to the Index’s return. A large railroad company benefited from better-than-expected third-quarter earnings and investor enthusiasm after the company announced a successor CEO with a reputation for greater cost control. The announcement ended a period of uncertainty after the previous CEO gave notice of resignation due to shareholder pressure for leadership changes. The passenger airlines industry also contributed, as demand for business and leisure travel increased and airlines reported better-than-expected earnings during the reporting period. The marine transportation industry also contributed, driven by better-than-expected earnings amid healthy contract renewals and higher prices.
On the downside, the air freight and logistics industry detracted from the Index’s performance, as global air freight traffic fell in 2023. Carriers faced soft demand as well as rising labor costs during the reporting period, while one of the largest carriers experienced a drop in customers due to contentious labor negotiations.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Ground Transportation ............................ 62.0%
Air Freight & Logistics ............................. 20.8
Passenger Airlines ............................... 15.1
Marine Transportation ............................. 2.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Union Pacific Corp. .............................. 18.3%
Uber Technologies, Inc. ............................ 17.2
United Parcel Service, Inc., Class B ................... 9.6
Delta Air Lines, Inc. .............................. 4.9
FedEx Corp. ................................... 4.9
Norfolk Southern Corp. ............................ 4.5
CSX Corp. .................................... 4.3
Old Dominion Freight Line, Inc. ...................... 4.1
United Airlines Holdings, Inc. ........................ 3.1
Expeditors International of Washington, Inc. .............. 3.0
aaa aa

iShares
®
U.S. Utilities ETF

Fund Summary
Fund Summary
as of April 30, 2024
Investment Objective
The iShares U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the utilities sector, as represented by the Russell
1000 Utilities RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Utilities Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Utilities RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 3.18% 5.70% 7.83% 3.18% 31.92% 112.58%
Fund Market ................................
3.24 5.71 7.83 – % 3.24 32.00 112.57
Index ..................................... 3.60 6.11 8.28 3.60 34.52 121.61
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,162.90  $ 2.10  $ 1,000.00  $ 1,022.92  $ 1.96  0.39%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2024 (continued)
iShares
®
U.S. Utilities ETF

2024
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of U.S. utilities companies advanced during the reporting period, as they overcame headwinds from the highest interest rates since 2007, shortly before the global financial crisis. Amid an uncertain economic outlook, the sector benefited from its historical track record of providing relatively stable performance and consistent dividend growth. Electricity consumption remained generally flat, but natural gas prices fell substantially, reducing power generation costs. Lower fuel costs and increased efficiency from automation benefited nonelectric commercial service utilities.
Higher yields on bonds and cash, however, provided stiffer competition for dividend-oriented utilities stocks, steering some investment to other asset classes.
The environmental and facilities services industry contributed the most to the Index’s return. Waste collection and disposal companies, including those involved in recycling and environmental remediation, increased prices beyond their cost inflation and boosted sales. In addition, profit margins expanded as lower fuel and labor costs improved efficiency. Prospects for sustained high prices and demand for services further aided these companies, which comprise a significant portion of the U.S. waste disposal market. Companies offering hazardous cleanup services also benefited from increased regulatory efforts to remediate soil and water impacts from “forever chemicals,” long-lasting, toxic chemicals, long used in myriad products and packaging.
The independent power producers and energy traders industry also contributed to the Index’s performance. Global efforts to curb climate change renewed interest in nuclear energy, particularly as electricity demand increases from large data centers fueling the expansion of artificial intelligence tools. A leading independent power producer advanced as it completed an acquisition that significantly expands its nuclear power capability.
On the downside, the multi-utilities industry detracted. Mild spring and summer weather during the first half of the reporting period limited air conditioning demand, reducing sales and profits for energy providers.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Electric Utilities ................................. 56.7%
Multi-Utilities ................................... 22.7
Commercial Services & Supplies ..................... 11.6
Independent Power and Renewable Electricity Producers ..... 3.7
Water Utilities .................................. 2.8
Gas Utilities ................................... 2.3
Electrical Equipment .............................. 0.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
NextEra Energy, Inc. ............................. 11.5%
Waste Management, Inc. ........................... 7.1
Southern Co. (The) .............................. 6.7
Duke Energy Corp. .............................. 6.4
Constellation Energy Corp. ......................... 5.0
American Electric Power Co., Inc. ..................... 3.8
Sempra ...................................... 3.8
Dominion Energy, Inc. ............................. 3.6
Republic Services, Inc. ............................ 3.3
Exelon Corp. ................................... 3.1
aaa aa

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
April 30, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc.
(a)
..................... 2,734 $ 857,546
Boeing Co. (The)
(a)
........................ 22,479 3,772,875
BWX Technologies, Inc. .................... 3,642 348,794
Curtiss-Wright Corp. ....................... 1,497 379,370
General Dynamics Corp. .................... 8,884 2,550,508
General Electric Co. ....................... 42,655 6,902,432
HEICO Corp.
(b)
.......................... 1,539 319,189
HEICO Corp. , Class A ...................... 2,958 490,584
Hexcel Corp. ............................ 3,326 213,563
Howmet Aerospace, Inc. .................... 15,257 1,018,405
Huntington Ingalls Industries, Inc. .............. 1,571 435,057
L3Harris Technologies, Inc. .................. 7,407 1,585,468
Lockheed Martin Corp. ..................... 8,430 3,919,360
Northrop Grumman Corp. ................... 5,499 2,667,180
RTX Corp. ............................. 52,001 5,279,142
Textron, Inc. ............................ 7,638 646,098
TransDigm Group, Inc. ..................... 2,184 2,725,698
Woodward, Inc. .......................... 2,398 389,339
34,500,608
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 4,556 323,476
Expeditors International of Washington, Inc. ....... 5,627 626,341
FedEx Corp. ............................ 8,973 2,348,952
GXO Logistics, Inc.
(a)
...................... 4,586 227,741
United Parcel Service, Inc. , Class B ............ 28,306 4,174,569
7,701,079
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 11,018 782,278
Autoliv, Inc. ............................. 2,882 345,235
BorgWarner, Inc. ......................... 9,085 297,715
Fox Factory Holding Corp.
(a)
.................. 1,614 62,817
Gentex Corp. ........................... 8,976 307,877
Lear Corp. ............................. 2,280 286,984
Mobileye Global, Inc. , Class A
(a) (b)
.............. 2,969 81,796
QuantumScape Corp. , Class A
(a) (b)
............. 14,399 78,042
2,242,744
a
Automobiles  —  1 .3%
Ford Motor Co. .......................... 153,017 1,859,156
General Motors Co. ....................... 45,245 2,014,760
Harley-Davidson, Inc. ...................... 5,140 176,765
Lucid Group, Inc.
(a) (b)
....................... 34,612 88,261
Rivian Automotive, Inc. , Class A
(a) (b)
............. 26,011 231,498
Tesla, Inc.
(a)
............................. 108,419 19,871,034
Thor Industries, Inc. ....................... 2,120 210,770
24,452,244
a
Banks  —  3 .4%
Bank of America Corp. ..................... 269,321 9,967,570
Bank OZK ............................. 4,129 184,360
BOK Financial Corp. ....................... 1,078 95,651
Citigroup, Inc. ........................... 74,338 4,559,150
Citizens Financial Group, Inc. ................ 18,398 627,556
Comerica, Inc. ........................... 5,101 255,917
Commerce Bancshares, Inc. ................. 4,716 257,871
Cullen/Frost Bankers, Inc. ................... 2,481 258,868
East West Bancorp, Inc. .................... 5,515 410,812
Fifth Third Bancorp ....................... 26,471 965,133
First Citizens BancShares, Inc. , Class A .......... 465 784,343
First Financial Bankshares, Inc. ............... 4,904 144,962
First Horizon Corp. ........................ 22,028 328,658
Security Shares Value
a
Banks (continued)
FNB Corp. ............................. 13,816 $ 184,305
Glacier Bancorp, Inc. ...................... 4,378 158,396
Home BancShares, Inc. .................... 7,272 172,201
Huntington Bancshares, Inc. ................. 56,114 755,856
JPMorgan Chase & Co. .................... 113,124 21,690,396
KeyCorp ............................... 36,296 525,929
M&T Bank Corp. ......................... 6,561 947,343
New York Community Bancorp, Inc. ............ 28,019 74,250
Pinnacle Financial Partners, Inc. ............... 3,004 230,407
PNC Financial Services Group, Inc. (The) ........ 15,576 2,387,178
Popular, Inc. ............................ 2,941 249,956
Prosperity Bancshares, Inc. .................. 3,661 226,872
Regions Financial Corp. .................... 36,439 702,180
SouthState Corp. ......................... 2,920 221,044
Synovus Financial Corp. .................... 5,698 203,931
TFS Financial Corp. ....................... 2,035 24,440
Truist Financial Corp. ...................... 52,083 1,955,717
U.S. Bancorp ........................... 61,099 2,482,452
UMB Financial Corp. ...................... 1,672 133,191
United Bankshares, Inc. .................... 4,944 160,482
Valley National Bancorp .................... 16,456 115,357
Webster Financial Corp. .................... 6,857 300,542
Wells Fargo & Co. ........................ 140,722 8,347,629
Western Alliance Bancorp ................... 4,215 239,538
Wintrust Financial Corp. .................... 2,499 241,503
Zions Bancorp NA ........................ 5,733 233,792
61,805,738
a
Beverages  —  1 .3%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 358 99,671
Brown-Forman Corp. , Class B , NVS ............ 7,096 339,544
Celsius Holdings, Inc.
(a) (b)
.................... 5,757 410,301
Coca-Cola Co. (The) ...................... 152,191 9,400,838
Constellation Brands, Inc. , Class A ............. 6,283 1,592,489
Keurig Dr Pepper, Inc. ..................... 40,664 1,370,377
Molson Coors Beverage Co. , Class B ........... 7,311 418,628
Monster Beverage Corp.
(a)
................... 28,991 1,549,569
National Beverage Corp.
(a)
................... 939 41,785
PepsiCo, Inc. ........................... 53,760 9,456,922
24,680,124
a
Biotechnology  —  2 .0%
AbbVie, Inc. ............................ 69,085 11,235,984
Alkermes PLC
(a)
.......................... 6,443 158,111
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,946 711,977
Amgen, Inc. ............................ 20,944 5,737,399
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 4,121 182,107
Arrowhead Pharmaceuticals, Inc.
(a)
............. 4,871 110,182
Biogen, Inc.
(a)
........................... 5,635 1,210,511
BioMarin Pharmaceutical, Inc.
(a)
............... 7,359 594,313
Blueprint Medicines Corp.
(a)
.................. 2,472 225,792
CRISPR Therapeutics AG
(a) (b)
................. 3,014 159,712
Denali Therapeutics, Inc.
(a)
.................. 4,924 76,027
Exact Sciences Corp.
(a)
..................... 7,079 420,139
Exelixis, Inc.
(a)
........................... 12,210 286,447
Gilead Sciences, Inc. ...................... 48,834 3,183,977
Halozyme Therapeutics, Inc.
(a) (b)
............... 5,198 198,044
Incyte Corp.
(a)
........................... 7,252 377,467
Intellia Therapeutics, Inc.
(a)
.................. 3,316 70,962
Ionis Pharmaceuticals, Inc.
(a)
................. 5,462 225,362
Moderna, Inc.
(a)
.......................... 13,040 1,438,442
Mural Oncology PLC
(a)
..................... 644 2,383
Natera, Inc.
(a)
........................... 4,482 416,288
Neurocrine Biosciences, Inc.
(a)
................ 3,872 532,555

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,140 $ 3,687,332
Roivant Sciences, Ltd.
(a)
.................... 12,573 137,046
Sarepta Therapeutics, Inc.
(a)
................. 3,628 459,522
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 3,343 142,211
United Therapeutics Corp.
(a) (b)
................ 1,850 433,510
Vertex Pharmaceuticals, Inc.
(a)
................ 10,060 3,951,669
36,365,471
a
Broadline Retail  —  3 .5%
Amazon.com, Inc.
(a)
....................... 357,683 62,594,525
eBay, Inc. .............................. 20,309 1,046,726
Etsy, Inc.
(a)
............................. 4,632 318,079
Kohl's Corp. ............................ 4,307 103,110
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 2,408 176,121
64,238,561
a
Building Products  —  0 .7%
A O Smith Corp. ......................... 4,853 402,023
Advanced Drainage Systems, Inc. ............. 2,698 423,586
Allegion PLC ............................ 3,426 416,465
Armstrong World Industries, Inc. ............... 1,770 203,338
Builders FirstSource, Inc.
(a)
.................. 4,865 889,419
Carlisle Companies, Inc. .................... 1,878 729,133
Carrier Global Corp. ....................... 32,709 2,011,276
Fortune Brands Innovations, Inc. .............. 5,025 367,327
Johnson Controls International PLC ............ 26,512 1,725,136
Lennox International, Inc. ................... 1,238 573,714
Masco Corp. ............................ 8,712 596,336
Owens Corning .......................... 3,494 587,726
Simpson Manufacturing Co., Inc. .............. 1,660 288,657
Trane Technologies PLC .................... 8,929 2,833,529
Trex Co., Inc.
(a)
.......................... 4,345 384,750
UFP Industries, Inc. ....................... 2,380 268,226
Zurn Elkay Water Solutions Corp. .............. 5,627 176,013
12,876,654
a
Capital Markets  —  3 .1%
Affiliated Managers Group, Inc. ............... 1,288 201,057
Ameriprise Financial, Inc. ................... 3,903 1,607,216
Ares Management Corp. , Class A .............. 6,609 879,592
Bank of New York Mellon Corp. (The) ........... 29,659 1,675,437
BlackRock, Inc.
(c)
......................... 5,481 4,136,181
Blackstone, Inc. , NVS ...................... 28,193 3,287,586
Blue Owl Capital, Inc. , Class A ................ 15,760 297,706
Carlyle Group, Inc. (The) .................... 8,374 375,155
Cboe Global Markets, Inc. ................... 4,158 753,222
Charles Schwab Corp. (The) ................. 58,146 4,299,897
CME Group, Inc. , Class A ................... 14,035 2,942,297
Coinbase Global, Inc. , Class A
(a)
............... 6,687 1,363,680
FactSet Research Systems, Inc. ............... 1,502 626,169
Federated Hermes, Inc. , Class B .............. 3,270 107,419
Franklin Resources, Inc. .................... 11,764 268,690
Goldman Sachs Group, Inc. (The) ............. 12,763 5,446,100
Houlihan Lokey, Inc. , Class A ................. 2,081 265,307
Interactive Brokers Group, Inc. , Class A .......... 4,167 479,705
Intercontinental Exchange, Inc. ............... 22,337 2,876,112
Invesco Ltd. ............................ 17,567 248,924
Janus Henderson Group PLC ................ 5,120 159,846
Jefferies Financial Group, Inc. ................ 6,860 295,392
KKR & Co., Inc. .......................... 25,974 2,417,400
Lazard, Inc. ............................ 4,385 168,822
LPL Financial Holdings, Inc. .................. 2,902 781,015
MarketAxess Holdings, Inc. .................. 1,469 293,932
Moody's Corp. ........................... 6,141 2,274,196
Morgan Stanley .......................... 49,100 4,460,244
Security Shares Value
a
Capital Markets (continued)
Morningstar, Inc. ......................... 1,040 $ 293,956
MSCI, Inc. , Class A ....................... 3,083 1,436,031
Nasdaq, Inc. ............................ 14,868 889,850
Northern Trust Corp. ....................... 8,135 670,243
Raymond James Financial, Inc. ............... 7,320 893,040
Robinhood Markets, Inc. , Class A
(a)
............. 20,612 339,892
S&P Global, Inc. ......................... 12,593 5,236,547
SEI Investments Co. ....................... 3,867 255,029
State Street Corp. ........................ 11,814 856,397
Stifel Financial Corp. ...................... 3,897 311,448
T Rowe Price Group, Inc. ................... 8,795 963,668
TPG, Inc. , Class A ........................ 2,988 128,783
Tradeweb Markets, Inc. , Class A ............... 4,563 464,103
Virtu Financial, Inc. , Class A .................. 3,696 80,203
55,807,489
a
Chemicals  —  1 .5%
Air Products and Chemicals, Inc. .............. 8,685 2,052,613
Albemarle Corp. ......................... 4,598 553,185
Arcadium Lithium PLC
(a)
.................... 40,057 176,251
Ashland, Inc. ............................ 2,063 196,666
Axalta Coating Systems Ltd.
(a)
................ 8,663 272,365
Celanese Corp. .......................... 3,977 610,907
CF Industries Holdings, Inc. .................. 7,494 591,801
Chemours Co. (The) ....................... 5,810 155,417
Corteva, Inc. ............................ 27,391 1,482,675
Dow, Inc. .............................. 27,555 1,567,879
DuPont de Nemours, Inc. ................... 16,828 1,220,030
Eastman Chemical Co. ..................... 4,568 431,402
Ecolab, Inc. ............................ 9,968 2,254,263
Element Solutions, Inc. ..................... 8,915 206,204
FMC Corp. ............................. 4,925 290,624
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 54,821 48,851
Huntsman Corp. ......................... 6,039 144,091
International Flavors & Fragrances, Inc. .......... 9,982 844,976
Linde PLC ............................. 19,004 8,380,004
LyondellBasell Industries NV , Class A ........... 10,011 1,000,800
Mosaic Co. (The) ......................... 12,897 404,837
NewMarket Corp. ......................... 276 145,430
Olin Corp. .............................. 4,580 239,442
PPG Industries, Inc. ....................... 9,181 1,184,349
RPM International, Inc. ..................... 5,041 538,933
Scotts Miracle-Gro Co. (The) , Class A ........... 1,566 107,334
Sherwin-Williams Co. (The) .................. 9,179 2,750,120
Westlake Corp. .......................... 1,244 183,316
28,034,765
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 3,378 2,223,872
Clean Harbors, Inc.
(a)
...................... 1,975 374,164
Copart, Inc.
(a)
........................... 34,193 1,857,022
MSA Safety, Inc. ......................... 1,437 259,235
RB Global, Inc. .......................... 7,076 506,500
Republic Services, Inc. ..................... 8,019 1,537,242
Rollins, Inc. ............................. 10,937 487,353
Stericycle, Inc.
(a)
......................... 3,612 161,565
Tetra Tech, Inc. .......................... 2,112 411,249
Veralto Corp. ............................ 8,500 796,280
Vestis Corp. ............................ 5,144 94,752
Waste Management, Inc. .................... 14,343 2,983,631
11,692,865
a
Communications Equipment  —  0 .7%
Arista Networks, Inc.
(a)
..................... 9,877 2,534,043
Ciena Corp.
(a)
........................... 5,810 268,596

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Communications Equipment (continued)
Cisco Systems, Inc. ....................... 159,261 $ 7,482,082
F5, Inc.
(a)
.............................. 2,307 381,370
Juniper Networks, Inc. ..................... 12,485 434,728
Lumentum Holdings, Inc.
(a) (b)
................. 2,705 118,371
Motorola Solutions, Inc. .................... 6,472 2,194,979
Ubiquiti, Inc. ............................ 157 16,890
13,431,059
a
Construction & Engineering  —  0 .2%
AECOM ............................... 5,274 487,107
API Group Corp.
(a) (b)
....................... 8,480 327,074
EMCOR Group, Inc. ....................... 1,870 667,908
MasTec, Inc.
(a)
........................... 2,312 205,051
MDU Resources Group, Inc. ................. 7,946 196,266
Quanta Services, Inc. ...................... 5,652 1,461,381
Valmont Industries, Inc. ..................... 812 166,297
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 7,505 277,385
3,788,469
a
Construction Materials  —  0 .2%
Eagle Materials, Inc. ....................... 1,370 343,473
Martin Marietta Materials, Inc. ................ 2,427 1,424,819
Vulcan Materials Co. ...................... 5,232 1,347,920
3,116,212
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 10,753 412,378
American Express Co. ..................... 22,413 5,245,314
Capital One Financial Corp. .................. 14,814 2,124,772
Credit Acceptance Corp.
(a) (b)
.................. 236 121,238
Discover Financial Services .................. 9,853 1,248,671
FirstCash Holdings, Inc. .................... 1,517 171,391
OneMain Holdings, Inc. ..................... 4,776 248,877
SLM Corp. ............................. 8,676 183,844
SoFi Technologies, Inc.
(a) (b)
.................. 37,016 250,969
Synchrony Financial ....................... 15,846 696,907
10,704,361
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 15,698 320,239
BJ's Wholesale Club Holdings, Inc.
(a)
............ 5,287 394,833
Casey's General Stores, Inc. ................. 1,447 462,432
Costco Wholesale Corp. .................... 17,364 12,552,436
Dollar General Corp. ...................... 8,648 1,203,715
Dollar Tree, Inc.
(a)
......................... 8,165 965,511
Kroger Co. (The) ......................... 25,932 1,436,114
Performance Food Group Co.
(a)
............... 5,983 406,126
Sprouts Farmers Market, Inc.
(a) (b)
.............. 3,977 262,601
Sysco Corp. ............................ 19,512 1,450,132
Target Corp. ............................ 18,081 2,910,679
U.S. Foods Holding Corp.
(a)
.................. 8,921 448,280
Walgreens Boots Alliance, Inc. ................ 27,839 493,586
Walmart, Inc. ............................ 167,464 9,938,989
33,245,673
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 57,737 516,169
AptarGroup, Inc. ......................... 2,650 382,607
Avery Dennison Corp. ...................... 3,152 684,867
Ball Corp. .............................. 12,442 865,590
Berry Global Group, Inc. .................... 4,579 259,354
Crown Holdings, Inc. ...................... 4,675 383,677
Graphic Packaging Holding Co. ............... 11,887 307,279
International Paper Co. ..................... 13,383 467,602
Packaging Corp. of America ................. 3,450 596,781
Sealed Air Corp. ......................... 5,661 178,208
Security Shares Value
a
Containers & Packaging (continued)
Silgan Holdings, Inc. ....................... 3,192 $ 148,939
Sonoco Products Co. ...................... 3,797 212,822
Westrock Co. ........................... 9,961 477,729
5,481,624
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 5,456 857,738
LKQ Corp. ............................. 10,423 449,544
Pool Corp. ............................. 1,527 553,583
1,860,865
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 10,120 65,780
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 2,259 234,281
Duolingo, Inc. , Class A
(a)
.................... 1,376 310,632
Grand Canyon Education, Inc.
(a)
............... 1,118 145,362
H&R Block, Inc. .......................... 5,522 260,804
Service Corp. International .................. 5,780 414,484
1,431,343
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 8,384 462,850
a
Diversified Telecommunication  —  0 .0%
Liberty Global, Ltd. , Class A
(a)
................ 6,747 107,243
a
Diversified Telecommunication Services  —  0 .6%
AT&T, Inc. .............................. 279,401 4,719,083
Frontier Communications Parent, Inc.
(a) (b)
......... 8,608 199,189
Iridium Communications, Inc. ................. 4,873 150,040
Liberty Global, Ltd. , Class C
(a) (b)
............... 7,466 122,218
Verizon Communications, Inc. ................ 164,310 6,488,602
11,679,132
a
Electric Utilities  —  1 .5%
ALLETE, Inc. ........................... 2,254 133,482
Alliant Energy Corp. ....................... 10,054 500,689
American Electric Power Co., Inc. .............. 20,578 1,770,325
Avangrid, Inc. ........................... 2,705 98,814
Constellation Energy Corp. .................. 12,498 2,323,878
Duke Energy Corp. ....................... 30,092 2,956,840
Edison International ....................... 14,943 1,061,850
Entergy Corp. ........................... 8,229 877,787
Evergy, Inc. ............................. 8,869 465,179
Eversource Energy ....................... 13,764 834,374
Exelon Corp. ............................ 39,114 1,469,904
FirstEnergy Corp. ........................ 20,106 770,864
Hawaiian Electric Industries, Inc. .............. 4,305 42,404
IDACORP, Inc. .......................... 1,936 183,494
NextEra Energy, Inc. ...................... 80,412 5,385,192
NRG Energy, Inc. ......................... 8,765 636,953
OGE Energy Corp. ........................ 7,762 268,953
PG&E Corp. ............................ 83,488 1,428,480
Pinnacle West Capital Corp. ................. 4,352 320,525
PNM Resources, Inc. ...................... 3,414 126,523
Portland General Electric Co. ................. 4,140 178,972
PPL Corp. ............................. 28,627 786,097
Southern Co. (The) ....................... 42,546 3,127,131
Xcel Energy, Inc. ......................... 21,634 1,162,395
26,911,105
a
Electrical Equipment  —  0 .9%
Acuity Brands, Inc. ........................ 1,235 306,650
AMETEK, Inc. ........................... 9,053 1,581,197
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 10,015 13,320
Eaton Corp. PLC ......................... 15,657 4,982,997

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electrical Equipment (continued)
Emerson Electric Co. ...................... 22,419 $ 2,416,320
EnerSys ............................... 1,591 143,906
Fluence Energy, Inc. , Class A
(a)
............... 2,254 40,211
GE Vernova LLC
(a)
........................ 10,663 1,639,010
Generac Holdings, Inc.
(a)
.................... 2,337 317,738
Hubbell, Inc. ............................ 2,117 784,391
NEXTracker, Inc. , Class A
(a)
.................. 4,743 202,953
nVent Electric PLC ........................ 6,550 472,058
Plug Power, Inc.
(a) (b)
....................... 20,707 47,833
Regal Rexnord Corp. ...................... 2,636 425,371
Rockwell Automation, Inc. ................... 4,487 1,215,798
Sensata Technologies Holding PLC ............ 5,935 227,370
Shoals Technologies Group, Inc. , Class A
(a) (b)
...... 6,866 58,018
Sunrun, Inc.
(a) (b)
.......................... 8,333 85,747
Vertiv Holdings Co. , Class A
(b)
................ 13,637 1,268,241
16,229,129
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 23,419 2,828,313
Arrow Electronics, Inc.
(a)
.................... 2,138 272,958
Avnet, Inc. ............................. 3,657 178,718
CDW Corp. ............................. 5,234 1,265,895
Cognex Corp. ........................... 6,722 279,232
Coherent Corp.
(a)
......................... 5,333 291,342
Corning, Inc. ............................ 30,188 1,007,675
Crane NXT Co. .......................... 1,821 110,735
IPG Photonics Corp.
(a)
..................... 1,232 103,463
Jabil, Inc. .............................. 5,007 587,622
Keysight Technologies, Inc.
(a)
................. 6,827 1,009,986
Littelfuse, Inc. ........................... 954 220,031
TD SYNNEX Corp. ........................ 3,041 358,351
TE Connectivity Ltd. ....................... 12,028 1,701,721
Teledyne Technologies, Inc.
(a)
................. 1,826 696,582
Trimble, Inc.
(a)
........................... 9,907 595,114
Vontier Corp. ............................ 5,878 238,823
Zebra Technologies Corp. , Class A
(a)
............ 1,987 625,031
12,371,592
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 39,175 1,277,888
ChampionX Corp. ........................ 7,657 257,045
Halliburton Co. .......................... 35,075 1,314,260
Noble Corp. PLC , Class A ................... 4,220 187,284
NOV, Inc. .............................. 15,042 278,127
Schlumberger Ltd. ........................ 55,898 2,654,037
TechnipFMC PLC ........................ 16,896 432,876
Transocean, Ltd.
(a) (b)
....................... 29,496 153,969
6,555,486
a
Entertainment  —  1 .3%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 9,611 28,160
Electronic Arts, Inc. ....................... 9,605 1,218,106
Endeavor Group Holdings, Inc. , Class A .......... 7,322 193,374
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 901 56,105
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 8,081 565,428
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 750 26,895
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 1,782 66,504
Live Nation Entertainment, Inc.
(a)
.............. 5,491 488,205
Madison Square Garden Sports Corp. , Class A
(a)
.... 679 126,240
Netflix, Inc.
(a)
............................ 16,930 9,322,335
Playtika Holding Corp. ..................... 2,343 16,987
ROBLOX Corp. , Class A
(a)
................... 19,160 681,329
Roku, Inc. , Class A
(a) (b)
..................... 4,800 276,768
Take-Two Interactive Software, Inc.
(a)
............ 6,265 894,705
Security Shares Value
a
Entertainment (continued)
TKO Group Holdings, Inc. , Class A ............. 2,332 $ 220,770
Walt Disney Co. (The) ..................... 71,727 7,968,870
Warner Bros Discovery, Inc. , Series A
(a)
.......... 86,117 633,821
Warner Music Group Corp. , Class A ............ 5,390 177,870
22,962,472
a
Financial Services  —  4 .2%
Affirm Holdings, Inc. , Class A
(a)
................ 9,258 295,145
Apollo Global Management, Inc. ............... 17,143 1,857,958
Berkshire Hathaway, Inc. , Class B
(a)
............ 71,194 28,244,796
Block, Inc. , Class A
(a)
...................... 21,828 1,593,444
Corpay, Inc.
(a)
........................... 2,825 853,545
Equitable Holdings, Inc. .................... 12,390 457,315
Essent Group Ltd. ........................ 4,345 230,155
Euronet Worldwide, Inc.
(a)
................... 1,820 186,877
Fidelity National Information Services, Inc. ........ 23,230 1,577,782
Fiserv, Inc.
(a)
............................ 23,485 3,585,455
Global Payments, Inc. ..................... 10,254 1,258,883
Jack Henry & Associates, Inc. ................ 2,840 462,040
Marqeta, Inc. , Class A
(a)
.................... 16,562 91,919
Mastercard, Inc. , Class A .................... 32,284 14,566,541
MGIC Investment Corp. .................... 11,002 223,120
NCR Atleos Corp.
(a)
....................... 2,760 55,007
PayPal Holdings, Inc.
(a)
..................... 41,892 2,845,305
Radian Group, Inc. ........................ 5,972 178,384
Rocket Companies, Inc. , Class A
(a)
............. 5,292 64,986
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 2,343 135,566
Toast, Inc. , Class A
(a) (b)
..................... 15,151 358,018
UWM Holdings Corp. , Class A ................ 4,936 31,097
Visa, Inc. , Class A ........................ 61,887 16,623,467
Voya Financial, Inc. ....................... 3,967 270,391
Western Union Co. (The) ................... 11,601 155,917
WEX, Inc.
(a)
............................. 1,707 360,621
76,563,734
a
Food Products  —  0 .8%
Archer-Daniels-Midland Co. .................. 20,886 1,225,173
Bunge Global SA ......................... 5,660 575,962
Campbell Soup Co. ....................... 7,853 358,961
Conagra Brands, Inc. ...................... 18,590 572,200
Darling Ingredients, Inc.
(a)
................... 6,154 260,745
Flowers Foods, Inc. ....................... 7,342 183,109
General Mills, Inc. ........................ 22,257 1,568,228
Hershey Co. (The) ........................ 5,836 1,131,717
Hormel Foods Corp. ....................... 11,174 397,347
Ingredion, Inc. ........................... 2,608 298,851
J M Smucker Co. (The) ..................... 4,149 476,513
Kellanova .............................. 10,425 603,190
Kraft Heinz Co. (The) ...................... 31,154 1,202,856
Lamb Weston Holdings, Inc. ................. 5,630 469,204
Lancaster Colony Corp. .................... 786 149,977
McCormick & Co., Inc. , NVS ................. 9,854 749,495
Mondelez International, Inc. , Class A ............ 52,773 3,796,490
Pilgrim's Pride Corp.
(a)
..................... 1,899 68,402
Post Holdings, Inc.
(a)
....................... 1,926 204,445
Seaboard Corp. .......................... 10 33,101
Tyson Foods, Inc. , Class A .................. 11,080 672,002
WK Kellogg Co .......................... 2,529 59,027
15,056,995
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 5,947 701,151
National Fuel Gas Co. ..................... 3,700 196,470
New Jersey Resources Corp. ................. 3,844 167,944
ONE Gas, Inc. ........................... 2,234 144,138

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Gas Utilities (continued)
Southwest Gas Holdings, Inc. ................ 2,322 $ 173,268
Spire, Inc. .............................. 2,308 142,611
UGI Corp. .............................. 8,255 210,998
1,736,580
a
Ground Transportation  —  1 .1%
Avis Budget Group, Inc. .................... 768 73,306
CSX Corp. ............................. 77,334 2,569,035
Hertz Global Holdings, Inc.
(a) (b)
................ 4,915 22,363
JB Hunt Transport Services, Inc. .............. 3,202 520,549
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,341 293,144
Landstar System, Inc. ...................... 1,366 238,244
Lyft, Inc. , Class A
(a)
........................ 13,951 218,194
Norfolk Southern Corp. ..................... 8,861 2,040,866
Old Dominion Freight Line, Inc. ............... 6,974 1,267,246
Saia, Inc.
(a)
............................. 1,050 416,671
Uber Technologies, Inc.
(a)
................... 80,479 5,333,343
U-Haul Holding Co.
(a)
...................... 390 24,660
U-Haul Holding Co. , Series N , NVS ............. 3,850 236,082
Union Pacific Corp. ....................... 23,821 5,649,388
XPO, Inc.
(a)
............................. 4,593 493,564
19,396,655
a
Health Care Equipment & Supplies  —  2 .4%
Abbott Laboratories ....................... 67,875 7,192,714
Align Technology, Inc.
(a)
..................... 2,818 795,747
Baxter International, Inc. .................... 19,711 795,733
Becton Dickinson & Co. .................... 11,303 2,651,684
Boston Scientific Corp.
(a)
.................... 57,320 4,119,588
Cooper Cos., Inc. The
(a)
.................... 7,720 687,543
Dentsply Sirona, Inc. ...................... 8,574 257,306
Dexcom, Inc.
(a)
.......................... 15,071 1,919,895
Edwards Lifesciences Corp.
(a)
................ 23,823 2,017,093
Enovis Corp.
(a)
........................... 1,877 103,667
Envista Holdings Corp.
(a)
.................... 6,539 128,688
GE HealthCare Technologies, Inc. ............. 16,536 1,260,705
Globus Medical, Inc. , Class A
(a)
............... 4,529 225,499
Haemonetics Corp.
(a)
...................... 1,941 178,475
Hologic, Inc.
(a)
........................... 9,200 697,084
ICU Medical, Inc.
(a) (b)
....................... 822 80,490
IDEXX Laboratories, Inc.
(a)
................... 3,233 1,593,093
Inspire Medical Systems, Inc.
(a)
............... 1,142 275,976
Insulet Corp.
(a)
........................... 2,695 463,378
Integra LifeSciences Holdings Corp.
(a)
........... 2,758 80,451
Intuitive Surgical, Inc.
(a)
..................... 13,773 5,104,549
Masimo Corp.
(a)
.......................... 1,707 229,438
Medtronic PLC .......................... 52,009 4,173,202
Novocure Ltd.
(a)
.......................... 3,539 43,317
Penumbra, Inc.
(a)
......................... 1,545 303,546
QuidelOrtho Corp.
(a)
....................... 1,878 76,153
ResMed, Inc. ........................... 5,796 1,240,286
Shockwave Medical, Inc.
(a)
................... 1,484 490,002
Solventum Corp.
(a) (b)
....................... 5,439 353,589
STERIS PLC ............................ 3,862 790,011
Stryker Corp. ........................... 13,232 4,452,568
Teleflex, Inc. ............................ 1,815 378,881
Zimmer Biomet Holdings, Inc. ................ 8,253 992,671
44,153,022
a
Health Care Providers & Services  —  2 .5%
Acadia Healthcare Co., Inc.
(a)
................. 3,690 272,839
agilon health, Inc.
(a) (b)
...................... 11,350 62,425
Amedisys, Inc.
(a)
......................... 1,262 116,167
Cardinal Health, Inc. ....................... 9,477 976,510
Cencora, Inc. ........................... 6,494 1,552,391
Security Shares Value
a
Health Care Providers & Services (continued)
Centene Corp.
(a)
......................... 20,838 $ 1,522,424
Chemed Corp. ........................... 594 337,392
Cigna Group (The) ........................ 11,451 4,088,465
CVS Health Corp. ........................ 49,322 3,339,593
DaVita, Inc.
(a)
............................ 2,154 299,428
Elevance Health, Inc. ...................... 9,178 4,851,307
Encompass Health Corp. ................... 3,932 327,850
Guardant Health, Inc.
(a)
..................... 4,473 80,514
HCA Healthcare, Inc. ...................... 7,749 2,400,795
HealthEquity, Inc.
(a) (b)
...................... 3,423 270,109
Henry Schein, Inc.
(a) (b)
...................... 5,080 351,942
Humana, Inc. ........................... 4,790 1,447,011
Laboratory Corp. of America Holdings ........... 3,322 668,951
McKesson Corp. ......................... 5,151 2,767,169
Molina Healthcare, Inc.
(a)
.................... 2,281 780,330
Option Care Health, Inc.
(a)
................... 7,005 209,379
Premier, Inc. , Class A ...................... 4,671 97,531
Quest Diagnostics, Inc. ..................... 4,297 593,760
R1 RCM, Inc.
(a)
.......................... 7,670 94,264
Tenet Healthcare Corp.
(a)
.................... 3,972 446,016
UnitedHealth Group, Inc. .................... 36,193 17,506,554
Universal Health Services, Inc. , Class B ......... 2,352 400,851
45,861,967
a
Health Care REITs  —  0 .2%
Healthcare Realty Trust, Inc. , Class A ........... 14,513 206,520
Healthpeak Properties, Inc. .................. 27,281 507,699
Medical Properties Trust, Inc.
(b)
................ 22,734 104,576
Omega Healthcare Investors, Inc. .............. 9,562 290,781
Sabra Health Care REIT, Inc. ................. 9,301 129,470
Ventas, Inc. ............................ 15,670 693,868
Welltower, Inc. ........................... 21,764 2,073,674
4,006,588
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a) (b)
................... 4,727 114,819
Teladoc Health, Inc.
(a) (b)
..................... 6,094 77,698
Veeva Systems, Inc. , Class A
(a)
............... 5,757 1,143,110
1,335,627
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 27,862 525,756
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a)
...................... 17,012 2,697,593
Aramark ............................... 10,284 324,049
Booking Holdings, Inc. ..................... 1,367 4,718,925
Boyd Gaming Corp. ....................... 2,768 148,116
Caesars Entertainment, Inc.
(a)
................ 8,442 302,392
Carnival Corp.
(a)
.......................... 38,929 576,928
Chipotle Mexican Grill, Inc.
(a)
................. 1,074 3,393,410
Choice Hotels International, Inc. ............... 983 116,250
Churchill Downs, Inc. ...................... 2,718 350,622
Darden Restaurants, Inc. ................... 4,623 709,214
Domino's Pizza, Inc. ....................... 1,361 720,337
DoorDash, Inc. , Class A
(a)
................... 11,896 1,537,677
DraftKings, Inc. , Class A
(a)
................... 18,446 766,616
Dutch Bros, Inc. , Class A
(a)
.................. 2,721 76,623
Expedia Group, Inc.
(a)
...................... 5,079 683,786
Hilton Worldwide Holdings, Inc. ............... 9,883 1,949,718
Hyatt Hotels Corp. , Class A .................. 1,730 257,407
Las Vegas Sands Corp. .................... 14,395 638,562
Light & Wonder, Inc.
(a) (b)
..................... 3,447 307,679
Marriott International, Inc. , Class A ............. 9,654 2,279,599
Marriott Vacations Worldwide Corp. ............. 1,323 127,154

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
McDonald's Corp. ........................ 28,362 $ 7,743,961
MGM Resorts International
(a)
................. 10,539 415,658
Norwegian Cruise Line Holdings Ltd.
(a)
........... 16,796 317,780
Penn Entertainment, Inc.
(a)
................... 5,823 96,312
Planet Fitness, Inc. , Class A
(a)
................ 3,424 204,892
Royal Caribbean Cruises Ltd.
(a)
............... 9,181 1,281,943
Starbucks Corp. .......................... 44,302 3,920,284
Texas Roadhouse, Inc. ..................... 2,668 428,961
Vail Resorts, Inc. ......................... 1,502 284,434
Wendy's Co. (The) ........................ 6,418 128,296
Wyndham Hotels & Resorts, Inc. .............. 3,142 230,968
Wynn Resorts Ltd. ........................ 3,771 345,612
Yum! Brands, Inc. ........................ 10,964 1,548,665
39,630,423
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 11,623 1,656,161
Garmin Ltd. ............................. 6,000 866,820
Helen of Troy Ltd.
(a)
....................... 939 87,055
Leggett & Platt, Inc. ....................... 5,259 95,030
Lennar Corp. , Class A ...................... 9,686 1,468,591
Lennar Corp. , Class B ..................... 477 66,966
Mohawk Industries, Inc.
(a)
................... 2,118 244,248
Newell Brands, Inc. ....................... 14,424 114,527
NVR, Inc.
(a)
............................. 124 922,417
PulteGroup, Inc. ......................... 8,379 933,588
SharkNinja, Inc. .......................... 1,946 125,089
Tempur Sealy International, Inc. ............... 6,742 337,504
Toll Brothers, Inc. ......................... 4,087 486,803
TopBuild Corp.
(a)
......................... 1,262 510,694
Whirlpool Corp. .......................... 2,106 199,775
8,115,268
a
Household Products  —  1 .2%
Church & Dwight Co., Inc. ................... 9,626 1,038,549
Clorox Co. (The) ......................... 4,915 726,781
Colgate-Palmolive Co. ..................... 32,207 2,960,468
Kimberly-Clark Corp. ...................... 13,227 1,805,882
Procter & Gamble Co. (The) ................. 92,051 15,022,723
Reynolds Consumer Products, Inc. ............. 2,308 66,078
21,620,481
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 25,974 464,935
Clearway Energy, Inc. , Class A ................ 1,328 28,831
Clearway Energy, Inc. , Class C ............... 3,117 72,875
Vistra Corp. ............................ 13,152 997,448
1,564,089
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 21,756 2,099,671
Honeywell International, Inc. ................. 25,837 4,979,565
7,079,236
a
Industrial REITs  —  0 .3%
Americold Realty Trust, Inc. .................. 10,429 229,125
EastGroup Properties, Inc. .................. 1,902 295,495
First Industrial Realty Trust, Inc. ............... 5,195 235,957
LXP Industrial Trust ....................... 10,837 90,489
Prologis, Inc. ............................ 36,168 3,690,944
Rexford Industrial Realty, Inc. ................ 8,148 348,816
STAG Industrial, Inc. ...................... 7,120 244,857
5,135,683
a
Security Shares Value
a
Insurance  —  2 .3%
Aflac, Inc. .............................. 20,588 $ 1,722,186
Allstate Corp. (The) ....................... 10,251 1,743,285
American Financial Group, Inc. ............... 2,532 323,463
American International Group, Inc. ............. 27,473 2,068,992
Aon PLC , Class A ........................ 7,835 2,209,548
Arch Capital Group Ltd.
(a)
................... 14,497 1,356,049
Arthur J Gallagher & Co. .................... 8,488 1,992,049
Assurant, Inc. ........................... 2,043 356,299
Axis Capital Holdings Ltd. ................... 3,122 191,472
Brighthouse Financial, Inc.
(a)
................. 2,783 134,280
Brown & Brown, Inc. ....................... 9,188 749,190
Chubb Ltd. ............................. 15,884 3,949,398
Cincinnati Financial Corp. ................... 6,143 710,684
CNA Financial Corp. ....................... 1,042 45,785
Enstar Group Ltd.
(a)
....................... 496 144,024
Erie Indemnity Co. , Class A , NVS .............. 976 373,476
Everest Group Ltd. ........................ 1,705 624,729
F&G Annuities & Life, Inc. ................... 725 27,419
Fidelity National Financial, Inc. ................ 10,098 506,979
First American Financial Corp. ................ 3,889 208,334
Globe Life, Inc. .......................... 3,380 257,455
Hanover Insurance Group, Inc. (The) ........... 1,397 181,359
Hartford Financial Services Group, Inc. (The) ...... 11,700 1,133,613
Kemper Corp. ........................... 2,541 148,166
Kinsale Capital Group, Inc. .................. 857 311,305
Lincoln National Corp. ..................... 6,391 174,283
Loews Corp. ............................ 7,205 541,456
Markel Group, Inc.
(a)
....................... 513 748,159
Marsh & McLennan Companies, Inc. ............ 19,295 3,848,002
MetLife, Inc. ............................ 24,059 1,710,114
Old Republic International Corp. ............... 10,106 301,765
Primerica, Inc. ........................... 1,353 286,647
Principal Financial Group, Inc. ................ 8,645 684,165
Progressive Corp. (The) .................... 22,913 4,771,632
Prudential Financial, Inc. .................... 14,103 1,558,099
Reinsurance Group of America, Inc. ............ 2,622 490,288
RenaissanceRe Holdings Ltd. ................ 2,105 461,521
RLI Corp. .............................. 1,590 224,746
Ryan Specialty Holdings, Inc. , Class A ........... 3,900 192,426
Selective Insurance Group, Inc. ............... 2,313 235,116
Travelers Companies, Inc. (The) ............... 8,897 1,887,588
Unum Group ............................ 6,106 309,574
W R Berkley Corp. ........................ 7,864 605,292
White Mountains Insurance Group Ltd. .......... 102 181,370
Willis Towers Watson PLC ................... 4,041 1,014,857
41,696,639
a
Interactive Media & Services  —  5 .9%
Alphabet, Inc. , Class A
(a)
.................... 230,592 37,535,766
Alphabet, Inc. , Class C , NVS
(a)
................ 193,058 31,785,069
Bumble, Inc. , Class A
(a)
..................... 3,966 40,056
IAC, Inc.
(a)
.............................. 2,671 127,033
Match Group, Inc.
(a)
....................... 10,468 322,624
Meta Platforms, Inc. , Class A ................. 86,087 37,032,045
Pinterest, Inc. , Class A
(a)
.................... 23,485 785,573
Snap, Inc. , Class A , NVS
(a)
.................. 39,873 600,089
Ziff Davis, Inc.
(a) (b)
......................... 1,845 92,453
ZoomInfo Technologies, Inc.
(a)
................ 11,886 188,512
108,509,220
a
IT Services  —  1 .3%
Accenture PLC , Class A .................... 24,529 7,381,021
Akamai Technologies, Inc.
(a)
.................. 5,925 598,010
Amdocs Ltd. ............................ 4,702 394,921
ASGN, Inc.
(a)
............................ 1,818 175,346

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
IT Services (continued)
Cloudflare, Inc. , Class A
(a)
................... 11,661 $ 1,019,171
Cognizant Technology Solutions Corp. , Class A ..... 19,559 1,284,635
DXC Technology Co.
(a)
..................... 7,020 136,820
EPAM Systems, Inc.
(a)
...................... 2,256 530,747
Gartner, Inc.
(a)
........................... 3,050 1,258,400
GoDaddy, Inc. , Class A
(a)
.................... 5,511 674,436
International Business Machines Corp. .......... 35,765 5,944,143
MongoDB, Inc. , Class A
(a)
................... 2,830 1,033,459
Okta, Inc. , Class A
(a)
....................... 6,116 568,666
Snowflake, Inc. , Class A
(a)
................... 12,902 2,002,391
Squarespace, Inc. , Class A
(a)
................. 2,271 79,167
Twilio, Inc. , Class A
(a)
...................... 7,124 426,585
VeriSign, Inc.
(a)
.......................... 3,444 583,689
24,091,607
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 2,626 211,761
Hasbro, Inc. ............................ 5,092 312,140
Mattel, Inc.
(a)
............................ 13,545 248,144
Peloton Interactive, Inc. , Class A
(a) (b)
............ 12,552 39,037
Polaris, Inc. ............................. 2,120 180,539
Topgolf Callaway Brands Corp.
(a)
.............. 5,351 85,723
YETI Holdings, Inc.
(a) (b)
..................... 3,346 119,519
1,196,863
a
Life Sciences Tools & Services  —  1 .4%
10X Genomics, Inc. , Class A
(a) (b)
............... 4,250 124,440
Agilent Technologies, Inc. ................... 11,490 1,574,590
Avantor, Inc.
(a) (b)
.......................... 26,829 650,067
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 851 229,557
Bio-Techne Corp. ......................... 6,280 396,959
Bruker Corp. ............................ 3,629 283,098
Charles River Laboratories International, Inc.
(a)
..... 1,983 454,107
Danaher Corp. .......................... 25,725 6,344,300
Illumina, Inc.
(a)
........................... 6,182 760,695
IQVIA Holdings, Inc.
(a)
...................... 7,134 1,653,447
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 4,170 34,194
Medpace Holdings, Inc.
(a)
................... 905 351,457
Mettler-Toledo International, Inc.
(a)
............. 845 1,039,096
Repligen Corp.
(a) (b)
........................ 2,018 331,356
Revvity, Inc. ............................ 4,771 488,884
Sotera Health Co.
(a) (b)
...................... 4,856 54,387
Thermo Fisher Scientific, Inc. ................. 15,110 8,593,359
Waters Corp.
(a)
.......................... 2,293 708,629
West Pharmaceutical Services, Inc. ............ 2,917 1,042,769
25,115,391
a
Machinery  —  1 .9%
AGCO Corp. ............................ 2,464 281,364
Allison Transmission Holdings, Inc. ............. 3,507 257,940
Caterpillar, Inc. .......................... 19,926 6,666,642
Chart Industries, Inc.
(a) (b)
.................... 1,624 233,953
CNH Industrial N.V.
(a)
...................... 37,950 432,630
Crane Co. .............................. 1,980 277,220
Cummins, Inc. ........................... 5,316 1,501,717
Deere & Co. ............................ 10,157 3,975,551
Donaldson Co., Inc. ....................... 4,675 337,535
Dover Corp. ............................ 5,512 988,302
Flowserve Corp. ......................... 5,180 244,289
Fortive Corp. ............................ 13,701 1,031,274
Gates Industrial Corp. PLC
(a)
................. 6,496 114,460
Graco, Inc. ............................. 6,581 527,796
IDEX Corp. ............................. 2,946 649,475
Illinois Tool Works, Inc. ..................... 10,609 2,589,763
Ingersoll Rand, Inc. ....................... 15,757 1,470,443
Security Shares Value
a
Machinery (continued)
ITT, Inc. ............................... 3,153 $ 407,809
Lincoln Electric Holdings, Inc. ................ 2,261 496,357
Middleby Corp. (The)
(a)
..................... 2,075 288,363
Nordson Corp. ........................... 2,103 542,974
Oshkosh Corp. .......................... 2,619 294,035
Otis Worldwide Corp. ...................... 15,940 1,453,728
PACCAR, Inc. ........................... 20,502 2,175,467
Parker-Hannifin Corp. ...................... 5,018 2,734,358
Pentair PLC ............................ 6,574 519,938
RBC Bearings, Inc.
(a) (b)
..................... 1,148 280,743
Snap-on, Inc. ........................... 2,077 556,553
Stanley Black & Decker, Inc. ................. 5,979 546,481
Timken Co. (The) ......................... 2,570 229,295
Toro Co. (The) ........................... 4,096 358,769
Westinghouse Air Brake Technologies Corp. ....... 7,060 1,137,225
Xylem, Inc. ............................. 9,463 1,236,814
34,839,263
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 2,336 254,928
a
Media  —  0 .6%
Cable One, Inc. .......................... 185 72,862
Charter Communications, Inc. , Class A
(a)
......... 3,859 987,672
Comcast Corp. , Class A .................... 154,862 5,901,791
Fox Corp. , Class A , NVS .................... 9,255 286,998
Fox Corp. , Class B ........................ 4,921 141,134
Interpublic Group of Companies, Inc. (The) ....... 15,030 457,513
Liberty Broadband Corp. , Class A
(a) (b)
............ 662 33,186
Liberty Broadband Corp. , Class C , NVS
(a)
........ 4,430 220,304
Liberty Media Corp.-Liberty SiriusXM , Series A
(a)
.... 2,875 69,172
Liberty Media Corp.-Liberty SiriusXM , Series C ,
NVS
(a) (b)
............................. 5,750 138,345
New York Times Co. (The) , Class A ............. 6,394 275,134
News Corp. , Class A , NVS .................. 15,098 359,332
News Corp. , Class B ...................... 4,555 111,780
Nexstar Media Group, Inc. ................... 1,300 208,078
Omnicom Group, Inc. ...................... 7,696 714,497
Paramount Global , Class A
(b)
................. 350 7,242
Paramount Global , Class B , NVS .............. 19,455 221,592
Sirius XM Holdings, Inc.
(b)
................... 27,068 79,580
TEGNA, Inc. ............................ 7,853 107,115
Trade Desk, Inc. (The) , Class A
(a)
.............. 17,346 1,437,116
11,830,443
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 6,828 239,936
Anglogold Ashanti PLC ..................... 16,421 377,519
Cleveland-Cliffs, Inc.
(a)
..................... 19,978 337,628
Commercial Metals Co. ..................... 4,509 242,314
Freeport-McMoRan, Inc. .................... 55,974 2,795,341
MP Materials Corp. , Class A
(a) (b)
............... 5,605 89,680
Newmont Corp. .......................... 44,870 1,823,517
Nucor Corp. ............................ 9,588 1,615,866
Reliance, Inc. ........................... 2,281 649,446
Royal Gold, Inc. .......................... 2,544 305,611
Steel Dynamics, Inc. ....................... 5,927 771,221
United States Steel Corp. ................... 8,600 313,900
9,561,979
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 28,164 257,701
Annaly Capital Management, Inc. .............. 19,225 360,277
Blackstone Mortgage Trust, Inc. , Class A ......... 7,077 124,838
Rithm Capital Corp. ....................... 19,703 219,097

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Mortgage REITs (continued)
Starwood Property Trust, Inc. ................. 12,004 $ 227,716
1,189,629
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 10,228 755,542
Avista Corp. ............................ 2,687 96,678
Black Hills Corp. ......................... 2,567 140,928
CenterPoint Energy, Inc. .................... 25,068 730,481
CMS Energy Corp. ........................ 11,620 704,288
Consolidated Edison, Inc. ................... 13,502 1,274,589
Dominion Energy, Inc. ...................... 32,774 1,670,819
DTE Energy Co. ......................... 8,024 885,208
NiSource, Inc. ........................... 16,086 448,156
Northwestern Energy Group, Inc. .............. 2,284 115,205
Public Service Enterprise Group, Inc. ........... 19,645 1,357,077
Sempra ............................... 24,552 1,758,660
WEC Energy Group, Inc. .................... 12,428 1,027,050
10,964,681
a
Office REITs  —  0 .1%
Alexandria Real Estate Equities, Inc. ............ 6,131 710,399
Boston Properties, Inc. ..................... 5,680 351,535
COPT Defense Properties ................... 4,206 100,818
Cousins Properties, Inc. .................... 5,787 132,754
Douglas Emmett, Inc. ...................... 6,627 90,856
JBG SMITH Properties ..................... 3,334 50,043
Kilroy Realty Corp. ........................ 4,125 139,425
Net Lease Office Properties
(a)
................. 574 13,122
Vornado Realty Trust ...................... 6,182 160,917
1,749,869
a
Oil, Gas & Consumable Fuels  —  3 .7%
Antero Resources Corp.
(a)
................... 10,876 369,893
APA Corp. ............................. 14,133 444,341
Cheniere Energy, Inc. ...................... 9,382 1,480,667
Chesapeake Energy Corp. .................. 4,381 393,764
Chevron Corp. ........................... 67,858 10,943,460
Chord Energy Corp. ....................... 1,620 286,708
Civitas Resources, Inc. ..................... 3,325 239,267
ConocoPhillips .......................... 46,020 5,781,032
Coterra Energy, Inc. ....................... 29,491 806,874
Devon Energy Corp. ....................... 24,983 1,278,630
Diamondback Energy, Inc. ................... 6,968 1,401,474
DT Midstream, Inc. ........................ 3,747 233,063
EOG Resources, Inc. ...................... 22,844 3,018,378
EQT Corp. ............................. 16,096 645,289
Equitrans Midstream Corp. .................. 17,628 238,507
Exxon Mobil Corp. ........................ 155,386 18,377,502
Hess Corp. ............................. 10,763 1,695,065
HF Sinclair Corp. ......................... 6,241 338,574
Kinder Morgan, Inc. , Class P ................. 75,522 1,380,542
Marathon Oil Corp. ........................ 22,829 612,959
Marathon Petroleum Corp. .................. 14,424 2,621,129
Matador Resources Co. .................... 4,328 269,634
Murphy Oil Corp. ......................... 5,781 258,064
New Fortress Energy, Inc. , Class A ............. 2,554 66,915
Occidental Petroleum Corp. .................. 25,857 1,710,182
ONEOK, Inc. ............................ 22,690 1,795,233
Ovintiv, Inc. ............................. 9,886 507,349
Permian Resources Corp. , Class A ............. 18,061 302,522
Phillips 66 .............................. 16,852 2,413,375
Pioneer Natural Resources Co. ............... 9,163 2,467,779
Range Resources Corp. .................... 9,571 343,695
Southwestern Energy Co.
(a)
.................. 43,039 322,362
Targa Resources Corp. ..................... 8,635 984,908
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp. .................... 734 $ 423,004
Valero Energy Corp. ....................... 13,323 2,129,948
Williams Companies, Inc. (The) ............... 47,695 1,829,580
68,411,668
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 2,502 183,121
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 4,900 210,798
American Airlines Group, Inc.
(a)
................ 25,789 348,409
Delta Air Lines, Inc. ....................... 25,293 1,266,421
Joby Aviation, Inc.
(a) (b)
...................... 14,103 71,220
Southwest Airlines Co. ..................... 23,544 610,731
United Airlines Holdings, Inc.
(a)
................ 12,725 654,829
3,162,408
a
Personal Care Products  —  0 .2%
Coty, Inc. , Class A
(a)
....................... 15,034 171,989
elf Beauty, Inc.
(a)
......................... 2,214 359,841
Estee Lauder Companies, Inc. (The) , Class A ...... 9,084 1,332,714
Kenvue, Inc. ............................ 67,513 1,270,595
3,135,139
a
Pharmaceuticals  —  3 .6%
Bristol-Myers Squibb Co. .................... 79,646 3,499,645
Catalent, Inc.
(a)
.......................... 7,075 395,139
Elanco Animal Health, Inc.
(a)
.................. 19,877 261,581
Eli Lilly & Co. ........................... 31,202 24,371,882
Jazz Pharmaceuticals PLC
(a)
................. 2,424 268,458
Johnson & Johnson ....................... 94,197 13,619,944
Merck & Co., Inc. ......................... 99,156 12,812,938
Organon & Co. .......................... 9,829 182,918
Perrigo Co. PLC ......................... 5,298 173,033
Pfizer, Inc. ............................. 220,944 5,660,585
Royalty Pharma PLC , Class A ................ 15,297 423,727
Viatris, Inc. ............................. 46,945 543,154
Zoetis, Inc. , Class A ....................... 17,936 2,856,129
65,069,133
a
Professional Services  —  0 .9%
Alight, Inc. , Class A
(a)
...................... 14,814 133,622
Automatic Data Processing, Inc. ............... 16,044 3,880,883
Booz Allen Hamilton Holding Corp. , Class A ....... 5,020 741,303
Broadridge Financial Solutions, Inc. ............ 4,645 898,390
CACI International, Inc. , Class A
(a)
............. 847 340,689
Clarivate PLC
(a) (b)
......................... 16,644 112,513
Concentrix Corp. ......................... 1,850 101,140
Dayforce, Inc.
(a) (b)
......................... 6,148 377,303
Dun & Bradstreet Holdings, Inc. ............... 9,858 89,708
Equifax, Inc. ............................ 4,804 1,057,793
FTI Consulting, Inc.
(a)
...................... 1,412 301,928
Genpact Ltd. ............................ 6,603 202,976
Insperity, Inc. ............................ 1,383 142,352
Jacobs Solutions, Inc. ...................... 4,876 699,852
KBR, Inc. .............................. 5,345 347,104
Leidos Holdings, Inc. ...................... 5,420 759,992
ManpowerGroup, Inc. ...................... 1,916 144,562
Maximus, Inc. ........................... 2,451 196,766
Paychex, Inc. ........................... 12,490 1,483,937
Paycom Software, Inc. ..................... 1,936 363,929
Paylocity Holding Corp.
(a)
................... 1,676 260,048
Robert Half, Inc. ......................... 4,048 279,879
Science Applications International Corp. ......... 2,115 272,201
SS&C Technologies Holdings, Inc. ............. 8,441 522,414
TransUnion ............................. 7,636 557,428

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Professional Services (continued)
TriNet Group, Inc. ........................ 1,243 $ 124,760
Verisk Analytics, Inc. ....................... 5,637 1,228,641
15,622,113
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 11,655 1,012,703
CoStar Group, Inc.
(a)
....................... 15,920 1,457,157
Howard Hughes Holdings, Inc.
(a)
............... 1,383 90,116
Jones Lang LaSalle, Inc.
(a)
................... 1,853 334,837
Opendoor Technologies, Inc.
(a)
................ 24,336 48,429
Zillow Group, Inc. , Class A
(a)
................. 1,922 80,724
Zillow Group, Inc. , Class C , NVS
(a)
............. 6,142 261,465
3,285,431
a
Residential REITs  —  0 .3%
American Homes 4 Rent , Class A .............. 12,747 456,343
Apartment Income REIT Corp. ................ 5,796 222,450
AvalonBay Communities, Inc. ................ 5,525 1,047,374
Camden Property Trust ..................... 4,131 411,778
Equity LifeStyle Properties, Inc. ............... 7,259 437,645
Equity Residential ........................ 13,527 871,139
Essex Property Trust, Inc. ................... 2,532 623,505
Invitation Homes, Inc. ...................... 22,395 765,909
Mid-America Apartment Communities, Inc. ........ 4,581 595,530
Sun Communities, Inc. ..................... 4,915 547,138
UDR, Inc. .............................. 11,712 445,993
6,424,804
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 3,945 225,733
Brixmor Property Group, Inc. ................. 11,609 256,559
Federal Realty Investment Trust ............... 2,872 299,176
Kimco Realty Corp. ....................... 25,939 483,243
NNN REIT, Inc. .......................... 7,002 283,791
Realty Income Corp. ....................... 32,527 1,741,496
Regency Centers Corp. .................... 6,408 379,482
Simon Property Group, Inc. .................. 12,705 1,785,434
5,454,914
a
Semiconductors & Semiconductor Equipment  —  9 .5%
Advanced Micro Devices, Inc.
(a)
............... 63,225 10,013,576
Allegro MicroSystems, Inc.
(a) (b)
................ 2,630 78,085
Amkor Technology, Inc. ..................... 3,829 123,868
Analog Devices, Inc. ....................... 19,339 3,879,597
Applied Materials, Inc. ..................... 32,518 6,459,701
Axcelis Technologies, Inc.
(a)
.................. 1,280 132,506
Broadcom, Inc. .......................... 17,219 22,389,349
Cirrus Logic, Inc.
(a)
........................ 2,223 196,891
Enphase Energy, Inc.
(a)
..................... 5,359 582,845
Entegris, Inc. ............................ 5,865 779,576
First Solar, Inc.
(a) (b)
........................ 4,162 733,761
GlobalFoundries, Inc.
(a) (b)
.................... 3,224 157,589
Intel Corp. ............................. 165,709 5,049,153
KLA Corp. .............................. 5,291 3,647,033
Lam Research Corp. ...................... 5,130 4,588,323
Lattice Semiconductor Corp.
(a)
................ 5,386 369,480
Marvell Technology, Inc. .................... 33,763 2,225,319
Microchip Technology, Inc. ................... 21,211 1,950,988
Micron Technology, Inc. ..................... 43,266 4,887,327
MKS Instruments, Inc. ..................... 2,491 296,379
Monolithic Power Systems, Inc. ............... 1,890 1,265,034
NVIDIA Corp. ........................... 96,651 83,508,397
NXP Semiconductors NV ................... 10,117 2,591,874
ON Semiconductor Corp.
(a)
.................. 16,840 1,181,494
Power Integrations, Inc. .................... 2,155 143,782
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc.
(a)
............................ 3,791 $ 442,940
QUALCOMM, Inc. ........................ 43,626 7,235,372
Rambus, Inc.
(a)
.......................... 4,253 233,149
Silicon Laboratories, Inc.
(a) (b)
.................. 1,240 150,648
Skyworks Solutions, Inc. .................... 6,343 676,100
SolarEdge Technologies, Inc.
(a)
................ 2,181 127,916
Teradyne, Inc. ........................... 6,059 704,783
Texas Instruments, Inc. ..................... 35,525 6,267,320
Universal Display Corp. .................... 1,665 263,037
Wolfspeed, Inc.
(a) (b)
........................ 4,734 127,960
173,461,152
a
Software  —  10 .4%
Adobe, Inc.
(a)
............................ 17,679 8,182,372
ANSYS, Inc.
(a)
........................... 3,400 1,104,592
Appfolio, Inc. , Class A
(a)
.................... 848 192,309
Appian Corp. , Class A
(a)
.................... 1,514 56,684
AppLovin Corp. , Class A
(a) (b)
.................. 7,174 506,269
Asana, Inc. , Class A
(a) (b)
..................... 2,985 44,387
Aspen Technology, Inc.
(a)
.................... 1,115 219,510
Atlassian Corp. , Class A
(a)
................... 6,167 1,062,574
Autodesk, Inc.
(a)
.......................... 8,399 1,787,727
Bentley Systems, Inc. , Class B ................ 8,942 469,723
BILL Holdings, Inc.
(a)
....................... 3,786 236,095
Blackbaud, Inc.
(a)
......................... 1,795 139,866
BlackLine, Inc.
(a)
......................... 2,030 117,842
Braze, Inc. , Class A
(a)
...................... 1,841 77,138
Cadence Design Systems, Inc.
(a)
.............. 10,646 2,934,357
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 11,403 127,942
Clear Secure, Inc. , Class A .................. 3,319 57,983
Confluent, Inc. , Class A
(a) (b)
.................. 8,822 248,075
Crowdstrike Holdings, Inc. , Class A
(a)
............ 8,921 2,609,749
Datadog, Inc. , Class A
(a)
.................... 11,824 1,483,912
DocuSign, Inc.
(a)
......................... 8,036 454,838
Dolby Laboratories, Inc. , Class A .............. 2,290 177,841
DoubleVerify Holdings, Inc.
(a)
................. 5,401 158,249
Dropbox, Inc. , Class A
(a)
.................... 10,045 232,642
Dynatrace, Inc.
(a)
......................... 9,255 419,344
Elastic NV
(a)
............................ 3,166 323,629
Fair Isaac Corp.
(a)
......................... 976 1,106,130
Five9, Inc.
(a)
............................ 2,954 170,062
Fortinet, Inc.
(a)
........................... 24,941 1,575,772
Gen Digital, Inc. .......................... 21,696 436,957
Gitlab, Inc. , Class A
(a)
...................... 3,381 177,401
Guidewire Software, Inc.
(a)
................... 3,297 363,989
HashiCorp, Inc. , Class A
(a) (b)
.................. 4,662 151,329
HubSpot, Inc.
(a)
.......................... 1,968 1,190,384
Informatica, Inc. , Class A
(a) (b)
................. 1,321 40,911
Intuit, Inc. .............................. 10,962 6,858,046
Manhattan Associates, Inc.
(a)
................. 2,377 489,805
Microsoft Corp. .......................... 290,751 113,198,087
MicroStrategy, Inc. , Class A
(a) (b)
................ 584 621,978
nCino, Inc.
(a)
............................ 2,361 68,847
NCR Voyix Corp.
(a)
........................ 5,516 67,571
Nutanix, Inc. , Class A
(a)
..................... 9,671 587,030
Oracle Corp. ............................ 62,344 7,091,630
Palantir Technologies, Inc. , Class A
(a)
........... 75,312 1,654,605
Palo Alto Networks, Inc.
(a)
................... 12,359 3,595,110
Pegasystems, Inc. ........................ 1,547 91,923
Procore Technologies, Inc.
(a)
................. 3,437 235,160
PTC, Inc.
(a)
............................. 4,729 839,114
RingCentral, Inc. , Class A
(a)
.................. 3,128 92,651
Roper Technologies, Inc. .................... 4,182 2,138,926
Salesforce, Inc. .......................... 37,877 10,186,640
Samsara, Inc. , Class A
(a) (b)
................... 6,932 242,135

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
SentinelOne, Inc. , Class A
(a)
.................. 9,696 $ 204,876
ServiceNow, Inc.
(a)
........................ 8,021 5,561,200
Smartsheet, Inc. , Class A
(a)
.................. 5,192 196,413
SPS Commerce, Inc.
(a)
..................... 1,427 248,112
Synopsys, Inc.
(a)
......................... 5,978 3,171,867
Tyler Technologies, Inc.
(a)
................... 1,640 756,942
UiPath, Inc. , Class A
(a) (b)
.................... 15,663 297,127
Unity Software, Inc.
(a) (b)
..................... 9,409 228,356
Varonis Systems, Inc.
(a)
..................... 4,114 179,988
Workday, Inc. , Class A
(a)
.................... 8,192 2,004,828
Workiva, Inc. , Class A
(a) (b)
................... 1,796 141,525
Zoom Video Communications, Inc. , Class A
(a)
...... 10,014 611,855
Zscaler, Inc.
(a)
........................... 3,453 597,162
190,898,093
a
Specialized REITs  —  0 .9%
American Tower Corp. ..................... 18,250 3,130,970
Crown Castle, Inc. ........................ 16,987 1,593,041
CubeSmart ............................. 8,849 357,853
Digital Realty Trust, Inc. .................... 11,790 1,636,216
Equinix, Inc. ............................ 3,674 2,612,618
Extra Space Storage, Inc. ................... 8,340 1,119,895
Gaming and Leisure Properties, Inc. ............ 10,590 452,511
Iron Mountain, Inc. ........................ 11,318 877,371
Lamar Advertising Co. , Class A ............... 3,417 395,859
National Storage Affiliates Trust ............... 3,007 105,365
PotlatchDeltic Corp. ....................... 3,118 124,751
Public Storage ........................... 6,217 1,613,001
Rayonier, Inc. ........................... 5,313 157,584
SBA Communications Corp. , Class A ............ 4,192 780,215
VICI Properties, Inc. ....................... 40,483 1,155,790
Weyerhaeuser Co. ........................ 28,698 865,819
16,978,859
a
Specialty Retail  —  2 .0%
Advance Auto Parts, Inc. .................... 2,302 168,000
AutoNation, Inc.
(a) (b)
....................... 1,044 168,241
AutoZone, Inc.
(a)
......................... 678 2,004,439
Bath & Body Works, Inc. .................... 8,790 399,242
Best Buy Co., Inc. ........................ 7,595 559,296
Burlington Stores, Inc.
(a)
.................... 2,537 456,508
CarMax, Inc.
(a) (b)
.......................... 6,187 420,530
Carvana Co. , Class A
(a)
..................... 4,102 340,138
Chewy, Inc. , Class A
(a) (b)
.................... 4,529 67,890
Dick's Sporting Goods, Inc. .................. 2,279 457,942
Five Below, Inc.
(a)
......................... 2,179 318,875
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 4,243 468,130
GameStop Corp. , Class A
(a) (b)
................. 10,448 115,868
Gap, Inc. (The) .......................... 8,249 169,269
Home Depot, Inc. (The) .................... 38,944 13,015,864
Lithia Motors, Inc. ........................ 1,057 268,880
Lowe's Companies, Inc. .................... 22,503 5,130,459
Murphy USA, Inc. ........................ 754 312,020
O'Reilly Automotive, Inc.
(a)
................... 2,315 2,345,697
Penske Automotive Group, Inc. ............... 758 115,906
RH
(a)
................................. 602 148,724
Ross Stores, Inc. ......................... 13,196 1,709,542
TJX Companies, Inc. (The) .................. 44,576 4,194,156
Tractor Supply Co. ........................ 4,225 1,153,763
Ulta Beauty, Inc.
(a)
........................ 1,900 769,196
Valvoline, Inc.
(a)
.......................... 4,989 212,132
Wayfair, Inc. , Class A
(a) (b)
.................... 3,515 176,277
Williams-Sonoma, Inc. ..................... 2,504 718,097
36,385,081
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  5 .7%
Apple, Inc. ............................. 567,985 $ 96,744,885
Dell Technologies, Inc. , Class C ............... 10,457 1,303,361
Hewlett Packard Enterprise Co. ............... 50,458 857,786
HP, Inc. ............................... 34,223 961,324
NetApp, Inc. ............................ 8,030 820,746
Pure Storage, Inc. , Class A
(a)
................. 11,590 584,136
Seagate Technology Holdings PLC ............. 7,613 654,033
Super Micro Computer, Inc.
(a)
................. 1,969 1,690,977
Western Digital Corp.
(a)
..................... 12,592 891,891
104,509,139
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Capri Holdings Ltd.
(a)
...................... 4,523 160,476
Columbia Sportswear Co. ................... 1,340 106,704
Crocs, Inc.
(a)
............................ 2,452 304,955
Deckers Outdoor Corp.
(a)
.................... 996 815,196
Levi Strauss & Co. , Class A .................. 3,773 80,063
Lululemon Athletica, Inc.
(a)
................... 4,479 1,615,127
Nike, Inc. , Class B ........................ 47,721 4,402,739
PVH Corp. ............................. 2,365 257,312
Ralph Lauren Corp. , Class A ................. 1,493 244,315
Skechers USA, Inc. , Class A
(a)
................ 5,257 347,225
Tapestry, Inc. ............................ 9,191 366,905
Under Armour, Inc. , Class A
(a)
................. 7,337 49,378
Under Armour, Inc. , Class C
(a)
................ 6,930 45,184
VF Corp. .............................. 12,750 158,865
8,954,444
a
Tobacco  —  0 .5%
Altria Group, Inc. ......................... 69,136 3,028,848
Philip Morris International, Inc. ................ 60,846 5,776,719
8,805,567
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 4,052 203,572
Applied Industrial Technologies, Inc. ............ 1,538 281,839
Core & Main, Inc. , Class A
(a)
.................. 6,559 370,387
Fastenal Co. ............................ 22,454 1,525,525
Ferguson PLC ........................... 7,967 1,672,273
MSC Industrial Direct Co., Inc. , Class A .......... 1,777 162,133
SiteOne Landscape Supply, Inc.
(a) (b)
............. 1,771 277,852
United Rentals, Inc. ....................... 2,629 1,756,146
Watsco, Inc. ............................ 1,226 548,905
WESCO International, Inc. ................... 1,724 263,341
WW Grainger, Inc. ........................ 1,723 1,587,486
8,649,459
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 7,598 929,387
Essential Utilities, Inc. ...................... 9,680 354,095
1,283,482
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 4,053 —
T-Mobile U.S., Inc. ........................ 20,467 3,360,068
3,360,068
a
Total Long-Term Investments — 99.7%
(Cost: $ 889,059,979 ) ................................ 1,821,553,648

Schedule of Investments
(continued)
April 30, 2024
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(c) (e) (f)
...................... 14,051,888 $ 14,056,104
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (e)
............................ 3,681,265 3,681,265
a
Total Short-Term Securities — 1.0%
(Cost: $ 17,732,891 ) ................................. 17,737,369
Total Investments — 100.7%
(Cost: $ 906,792,870 ) ................................ 1,839,291,017
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (13,155,048)
Net Assets — 100.0% ................................. $ 1,826,135,969
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 28,309,826 $ — $ (14,263,481)
(a)
$ 13,905 $ (4,146) $ 14,056,104 14,051,888 $ 171,394
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 2,099,591 1,581,674
(a)
— — — 3,681,265 3,681,265 144,427 —
BlackRock, Inc. .. 4,018,474 197,469 (538,155) 117,554 340,839 4,136,181 5,481 114,654 —
$ 131,459 $ 336,693
$ 21,873,550
$ 430,475 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 16 06/21/24 $ 4,054 $ (110,537)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 110,537 $ — $ — $ — $ 110,537

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2024

Schedule of Investments
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 703,890 $ — $ — $ — $ 703,890
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (221,262) $ — $ — $ — $ (221,262)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,175,122
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,821,553,648  $ —  $ —  $ 1,821,553,648
Short-Term Securities
Money Market Funds ...................................... 17,737,369  —  —  17,737,369
$ 1,839,291,017  $ —  $ —  $ 1,839,291,017
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (110,537) $ —  $ —  $ (110,537)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2024
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 20,671 $ 1,467,641
Expeditors International of Washington, Inc.
(a)
...... 26,498 2,949,492
United Parcel Service, Inc. , Class B ............ 130,193 19,200,864
23,617,997
a
Automobile Components  —  0 .2%
Aptiv PLC
(b)
............................. 51,109 3,628,739
Autoliv, Inc. ............................. 14,195 1,700,419
BorgWarner, Inc. ......................... 42,801 1,402,589
6,731,747
a
Automobiles  —  2 .3%
Harley-Davidson, Inc. ...................... 24,053 827,183
Lucid Group, Inc.
(a) (b)
....................... 160,551 409,405
Rivian Automotive, Inc. , Class A
(a) (b)
............. 118,746 1,056,839
Tesla, Inc.
(b)
............................. 515,015 94,391,949
96,685,376
a
Banks  —  1 .0%
Bank of Hawaii Corp. ...................... 6,937 393,259
Cathay General Bancorp .................... 12,671 436,389
Citizens Financial Group, Inc. ................ 84,695 2,888,946
Comerica, Inc. ........................... 23,636 1,185,818
Huntington Bancshares, Inc. ................. 261,371 3,520,667
International Bancshares Corp. ............... 10,204 567,853
KeyCorp ............................... 167,828 2,431,828
M&T Bank Corp. ......................... 29,871 4,313,074
Old National Bancorp ...................... 52,798 873,279
PNC Financial Services Group, Inc. (The) ........ 71,705 10,989,508
Regions Financial Corp. .................... 169,096 3,258,480
Truist Financial Corp. ...................... 239,290 8,985,340
Zions Bancorp NA ........................ 26,581 1,083,973
40,928,414
a
Beverages  —  2 .3%
Coca-Cola Co. (The) ...................... 739,347 45,669,464
Keurig Dr Pepper, Inc. ..................... 196,319 6,615,950
PepsiCo, Inc. ........................... 247,490 43,535,966
95,821,380
a
Biotechnology  —  2 .8%
AbbVie, Inc. ............................ 317,816 51,689,594
Amgen, Inc. ............................ 96,338 26,390,832
Biogen, Inc.
(b)
........................... 26,051 5,596,276
BioMarin Pharmaceutical, Inc.
(b)
............... 33,791 2,728,961
Gilead Sciences, Inc. ...................... 224,387 14,630,032
Vertex Pharmaceuticals, Inc.
(b)
................ 46,347 18,205,565
119,241,260
a
Broadline Retail  —  0 .0%
Kohl's Corp. ............................ 20,472 490,100
Nordstrom, Inc. .......................... 17,929 340,830
830,930
a
Building Products  —  1 .1%
A O Smith Corp. ......................... 22,259 1,843,936
Allegion PLC ............................ 15,810 1,921,864
Builders FirstSource, Inc.
(b)
.................. 22,203 4,059,152
Carrier Global Corp. ....................... 145,515 8,947,717
Fortune Brands Innovations, Inc. .............. 22,845 1,669,969
Johnson Controls International PLC ............ 122,268 7,955,979
Lennox International, Inc. ................... 5,702 2,642,421
Masco Corp. ............................ 40,178 2,750,184
Owens Corning .......................... 16,167 2,719,451
Security Shares Value
a
Building Products (continued)
Trane Technologies PLC .................... 40,932 $ 12,989,361
47,500,034
a
Capital Markets  —  3 .7%
Ameriprise Financial, Inc. ................... 18,217 7,501,578
Bank of New York Mellon Corp. (The) ........... 136,690 7,721,618
BlackRock, Inc.
(c)
......................... 26,753 20,188,884
Charles Schwab Corp. (The) ................. 271,083 20,046,588
CME Group, Inc. , Class A ................... 64,811 13,586,978
FactSet Research Systems, Inc. ............... 6,894 2,874,040
Franklin Resources, Inc. .................... 53,852 1,229,980
Intercontinental Exchange, Inc. ............... 103,032 13,266,400
Invesco Ltd. ............................ 60,150 852,326
MarketAxess Holdings, Inc. .................. 6,716 1,343,804
Moody's Corp. ........................... 29,668 10,986,950
Morgan Stanley .......................... 221,590 20,129,236
Nasdaq, Inc. ............................ 62,317 3,729,673
Northern Trust Corp. ....................... 37,068 3,054,033
S&P Global, Inc. ......................... 58,410 24,288,630
State Street Corp. ........................ 55,549 4,026,747
T Rowe Price Group, Inc. ................... 40,218 4,406,686
159,234,151
a
Chemicals  —  2 .2%
Air Products and Chemicals, Inc. .............. 39,933 9,437,765
Albemarle Corp. ......................... 21,057 2,533,368
Axalta Coating Systems Ltd.
(b)
................ 40,224 1,264,643
Ecolab, Inc. ............................ 46,065 10,417,600
HB Fuller Co. ........................... 9,819 733,577
International Flavors & Fragrances, Inc. .......... 46,114 3,903,550
Linde PLC ............................. 87,286 38,489,635
LyondellBasell Industries NV , Class A ........... 46,520 4,650,604
Minerals Technologies, Inc. .................. 5,827 424,730
Mosaic Co. (The) ......................... 59,128 1,856,028
PPG Industries, Inc. ....................... 42,290 5,455,410
Sherwin-Williams Co. (The) .................. 43,871 13,144,190
92,311,100
a
Commercial Services & Supplies  —  0 .3%
ACCO Brands Corp. ....................... 15,688 75,616
Copart, Inc.
(b)
........................... 155,581 8,449,604
Deluxe Corp. ............................ 7,524 148,599
HNI Corp. .............................. 8,725 366,014
Interface, Inc.
(a)
.......................... 10,599 162,059
Steelcase, Inc. , Class A .................... 14,731 177,214
Tetra Tech, Inc. .......................... 9,469 1,843,803
11,222,909
a
Communications Equipment  —  1 .1%
Cisco Systems, Inc. ....................... 731,468 34,364,367
CommScope Holding Co., Inc.
(b)
............... 38,570 34,481
F5, Inc.
(b)
.............................. 10,642 1,759,229
Motorola Solutions, Inc. .................... 29,991 10,171,448
46,329,525
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 8,501 3,036,302
Granite Construction, Inc. ................... 8,180 453,990
MDU Resources Group, Inc. ................. 34,442 850,717
Quanta Services, Inc. ...................... 26,071 6,740,918
11,081,927
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 47,767 1,831,864
American Express Co. ..................... 104,946 24,560,512
Discover Financial Services .................. 45,115 5,717,424

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(continued)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Consumer Finance (continued)
Synchrony Financial ....................... 74,921 $ 3,295,026
35,404,826
a
Consumer Staples Distribution & Retail  —  0 .6%
Kroger Co. (The) ......................... 122,921 6,807,365
Sysco Corp. ............................ 90,793 6,747,736
Target Corp. ............................ 83,158 13,386,775
United Natural Foods, Inc.
(b)
.................. 10,619 94,827
27,036,703
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ...................... 14,440 3,137,523
Ball Corp. .............................. 56,757 3,948,585
International Paper Co. ..................... 59,092 2,064,674
Sealed Air Corp. ......................... 26,243 826,130
Sonoco Products Co. ...................... 17,780 996,569
10,973,481
a
Distributors  —  0 .1%
LKQ Corp. ............................. 48,450 2,089,648
Pool Corp. ............................. 7,005 2,539,523
4,629,171
a
Diversified Telecommunication Services  —  0 .7%
Liberty Global, Ltd. , Class C
(a) (b)
............... 33,186 543,255
Lumen Technologies, Inc.
(b)
.................. 182,530 217,211
Verizon Communications, Inc. ................ 756,783 29,885,360
30,645,826
a
Electric Utilities  —  0 .2%
Eversource Energy ....................... 62,888 3,812,271
Exelon Corp. ............................ 178,800 6,719,304
10,531,575
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc. ........................ 5,573 1,383,776
Eaton Corp. PLC ......................... 71,877 22,875,574
Rockwell Automation, Inc. ................... 20,627 5,589,092
Sensata Technologies Holding PLC ............ 26,890 1,030,156
30,878,598
a
Electronic Equipment, Instruments & Components  —  0 .6%
Cognex Corp. ........................... 30,900 1,283,586
Corning, Inc. ............................ 145,721 4,864,167
Flex Ltd.
(a) (b)
............................ 78,016 2,235,158
Itron, Inc.
(b)
............................. 8,306 765,149
Keysight Technologies, Inc.
(b)
................. 31,729 4,693,988
TE Connectivity Ltd. ....................... 55,691 7,879,163
Trimble, Inc.
(b)
........................... 44,918 2,698,224
Zebra Technologies Corp. , Class A
(b)
............ 9,151 2,878,539
27,297,974
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 181,224 5,911,527
Core Laboratories, Inc.
(a)
.................... 8,692 137,334
Halliburton Co. .......................... 160,755 6,023,490
NOV, Inc. .............................. 70,733 1,307,853
TechnipFMC PLC ........................ 78,573 2,013,040
15,393,244
a
Entertainment  —  1 .1%
Electronic Arts, Inc. ....................... 46,216 5,861,113
Walt Disney Co. (The) ..................... 330,057 36,669,333
Warner Bros Discovery, Inc. , Series A
(b)
.......... 417,959 3,076,178
45,606,624
a
Security Shares Value
a
Financial Services  —  4 .0%
Equitable Holdings, Inc. .................... 60,793 $ 2,243,870
Fidelity National Information Services, Inc. ........ 107,053 7,271,040
Mastercard, Inc. , Class A .................... 150,741 68,014,339
PayPal Holdings, Inc.
(b)
..................... 184,373 12,522,614
Visa, Inc. , Class A ........................ 284,923 76,533,167
Voya Financial, Inc. ....................... 18,977 1,293,472
Western Union Co. (The) ................... 51,647 694,136
168,572,638
a
Food Products  —  1 .4%
Archer-Daniels-Midland Co. .................. 96,047 5,634,117
Bunge Global SA ......................... 26,154 2,661,431
Campbell Soup Co. ....................... 34,662 1,584,400
Conagra Brands, Inc. ...................... 86,131 2,651,112
Darling Ingredients, Inc.
(b)
................... 28,599 1,211,740
General Mills, Inc. ........................ 102,227 7,202,914
Hain Celestial Group, Inc. (The)
(b)
.............. 17,096 104,969
Hormel Foods Corp. ....................... 53,885 1,916,151
Ingredion, Inc. ........................... 12,091 1,385,508
J M Smucker Co. (The) ..................... 19,034 2,186,055
Kellanova .............................. 49,095 2,840,637
Kraft Heinz Co. (The) ...................... 154,744 5,974,666
Lamb Weston Holdings, Inc. ................. 25,858 2,155,006
McCormick & Co., Inc. , NVS ................. 45,124 3,432,131
Mondelez International, Inc. , Class A ............ 244,975 17,623,501
58,564,338
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 27,152 3,201,221
New Jersey Resources Corp. ................. 18,005 786,639
UGI Corp. .............................. 37,638 962,027
4,949,887
a
Ground Transportation  —  1 .3%
ArcBest Corp. ........................... 4,434 491,775
Avis Budget Group, Inc. .................... 3,261 311,262
CSX Corp. ............................. 355,725 11,817,185
JB Hunt Transport Services, Inc. .............. 14,790 2,404,410
Knight-Swift Transportation Holdings, Inc. , Class A .. 28,674 1,325,599
Norfolk Southern Corp. ..................... 40,699 9,373,794
Ryder System, Inc. ........................ 8,280 1,008,918
U-Haul Holding Co. , Series N , NVS
(a)
........... 17,274 1,059,242
Union Pacific Corp. ....................... 109,734 26,024,515
53,816,700
a
Health Care Equipment & Supplies  —  1 .5%
Align Technology, Inc.
(b)
..................... 13,115 3,703,414
Becton Dickinson & Co. .................... 52,099 12,222,425
Cooper Cos., Inc. The
(b)
.................... 35,468 3,158,780
Dentsply Sirona, Inc. ...................... 38,628 1,159,226
Dexcom, Inc.
(b)
.......................... 69,751 8,885,580
Edwards Lifesciences Corp.
(b)
................ 109,160 9,242,577
Hologic, Inc.
(b)
........................... 43,203 3,273,491
IDEXX Laboratories, Inc.
(b)
................... 14,920 7,351,979
Insulet Corp.
(b)
........................... 12,643 2,173,838
ResMed, Inc. ........................... 26,449 5,659,822
STERIS PLC ............................ 17,802 3,641,577
Zimmer Biomet Holdings, Inc. ................ 37,694 4,533,834
65,006,543
a
Health Care Providers & Services  —  2 .1%
Cardinal Health, Inc. ....................... 44,238 4,558,284
Cencora, Inc. ........................... 30,764 7,354,134
Centene Corp.
(b)
......................... 96,162 7,025,596
Cigna Group (The) ........................ 52,675 18,807,082
DaVita, Inc.
(a) (b)
.......................... 9,832 1,366,746

Schedule of Investments
(continued)
April 30, 2024
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Health Care Providers & Services (continued)
Elevance Health, Inc. ...................... 42,300 $ 22,358,934
HCA Healthcare, Inc. ...................... 36,137 11,195,965
Henry Schein, Inc.
(b)
....................... 23,366 1,618,796
Humana, Inc. ........................... 22,199 6,706,096
Laboratory Corp. of America Holdings ........... 15,282 3,077,336
Patterson Companies, Inc. .................. 15,584 396,925
Pediatrix Medical Group, Inc.
(a) (b)
............... 14,517 128,766
Quest Diagnostics, Inc. ..................... 20,197 2,790,821
Select Medical Holdings Corp. ................ 19,488 552,875
87,938,356
a
Health Care REITs  —  0 .4%
Healthpeak Properties, Inc. .................. 127,097 2,365,275
Ventas, Inc. ............................ 72,853 3,225,931
Welltower, Inc. ........................... 99,631 9,492,842
15,084,048
a
Health Care Technology  —  0 .0%
Teladoc Health, Inc.
(a) (b)
..................... 29,670 378,292
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 128,753 2,429,569
a
Hotels, Restaurants & Leisure  —  2 .6%
Aramark ............................... 44,054 1,388,142
Booking Holdings, Inc. ..................... 6,280 21,678,748
Choice Hotels International, Inc. ............... 5,881 695,487
Darden Restaurants, Inc. ................... 21,537 3,303,991
Domino's Pizza, Inc. ....................... 6,319 3,344,457
Hilton Worldwide Holdings, Inc. ............... 46,161 9,106,642
Jack in the Box, Inc. ....................... 3,699 211,102
Marriott International, Inc. , Class A ............. 44,938 10,611,210
McDonald's Corp. ........................ 130,570 35,650,833
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 43,576 6,084,517
Starbucks Corp. .......................... 203,812 18,035,324
Vail Resorts, Inc. ......................... 6,832 1,293,776
111,404,229
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. ................... 4,050 114,372
Garmin Ltd. ............................. 27,689 4,000,230
La-Z-Boy, Inc. ........................... 8,345 274,050
Meritage Homes Corp. ..................... 6,649 1,102,005
Mohawk Industries, Inc.
(b)
................... 9,636 1,111,223
Newell Brands, Inc. ....................... 71,331 566,368
Whirlpool Corp. .......................... 9,716 921,660
8,089,908
a
Household Products  —  2 .3%
Church & Dwight Co., Inc. ................... 44,526 4,803,910
Clorox Co. (The) ......................... 22,222 3,285,967
Colgate-Palmolive Co. ..................... 140,768 12,939,394
Kimberly-Clark Corp. ...................... 60,605 8,274,401
Procter & Gamble Co. (The) ................. 424,264 69,239,885
98,543,557
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc. .................... 9,732 621,194
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................ 99,077 9,561,921
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 166,324 16,973,364
a
Security Shares Value
a
Insurance  —  2 .5%
Allstate Corp. (The) ....................... 47,118 $ 8,012,887
Arthur J Gallagher & Co. .................... 38,870 9,122,400
Chubb Ltd. ............................. 73,442 18,260,619
Hartford Financial Services Group, Inc. (The) ...... 54,141 5,245,721
Lincoln National Corp. ..................... 30,343 827,454
Loews Corp. ............................ 34,377 2,583,432
Marsh & McLennan Companies, Inc. ............ 88,704 17,690,239
Principal Financial Group, Inc. ................ 42,918 3,396,531
Progressive Corp. (The) .................... 105,313 21,931,432
Prudential Financial, Inc. .................... 64,944 7,175,013
Travelers Companies, Inc. (The) ............... 41,023 8,703,440
Willis Towers Watson PLC ................... 18,546 4,657,642
107,606,810
a
Interactive Media & Services  —  7 .7%
Alphabet, Inc. , Class A
(b)
.................... 1,065,302 173,409,860
Alphabet, Inc. , Class C , NVS
(b)
................ 927,504 152,704,258
ZoomInfo Technologies, Inc.
(b)
................ 50,350 798,551
326,912,669
a
IT Services  —  1 .8%
Accenture PLC , Class A .................... 112,866 33,962,508
Akamai Technologies, Inc.
(b)
.................. 27,242 2,749,535
ASGN, Inc.
(a) (b)
........................... 8,801 848,857
Cognizant Technology Solutions Corp. , Class A ..... 90,673 5,955,403
International Business Machines Corp. .......... 164,371 27,318,460
Okta, Inc. , Class A
(b)
....................... 28,147 2,617,108
Twilio, Inc. , Class A
(b)
...................... 30,740 1,840,711
75,292,582
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 23,641 1,449,193
Mattel, Inc.
(b)
............................ 62,926 1,152,804
Topgolf Callaway Brands Corp.
(b)
.............. 26,973 432,108
3,034,105
a
Life Sciences Tools & Services  —  1 .5%
Agilent Technologies, Inc. ................... 52,744 7,228,038
Bio-Techne Corp. ......................... 28,416 1,796,175
Danaher Corp. .......................... 126,364 31,163,890
Illumina, Inc.
(b)
........................... 28,567 3,515,169
IQVIA Holdings, Inc.
(a) (b)
..................... 32,810 7,604,374
Mettler-Toledo International, Inc.
(b)
............. 3,936 4,840,099
Waters Corp.
(a) (b)
......................... 10,590 3,272,734
West Pharmaceutical Services, Inc. ............ 13,263 4,741,257
64,161,736
a
Machinery  —  3 .3%
AGCO Corp. ............................ 11,425 1,304,621
Caterpillar, Inc. .......................... 91,572 30,637,244
CNH Industrial N.V.
(b)
...................... 178,459 2,034,433
Cummins, Inc. ........................... 25,491 7,200,953
Deere & Co. ............................ 47,881 18,741,102
Dover Corp. ............................ 25,093 4,499,175
Flowserve Corp. ......................... 23,766 1,120,804
Fortive Corp. ............................ 63,397 4,771,892
Graco, Inc. ............................. 30,186 2,420,917
IDEX Corp. ............................. 13,577 2,993,185
Illinois Tool Works, Inc. ..................... 54,273 13,248,582
Ingersoll Rand, Inc. ....................... 72,946 6,807,321
Lincoln Electric Holdings, Inc. ................ 10,249 2,249,963
Middleby Corp. (The)
(b)
..................... 9,625 1,337,586
PACCAR, Inc. ........................... 94,270 10,002,990
Parker-Hannifin Corp. ...................... 23,137 12,607,583
Pentair PLC ............................ 29,806 2,357,356
Snap-on, Inc. ........................... 9,427 2,526,059

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(continued)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
Stanley Black & Decker, Inc. ................. 27,665 $ 2,528,581
Tennant Co. ............................ 3,344 389,509
Timken Co. (The) ......................... 11,280 1,006,402
Westinghouse Air Brake Technologies Corp. ....... 32,362 5,212,871
Xylem, Inc. ............................. 43,245 5,652,121
141,651,250
a
Media  —  0 .1%
Cable One, Inc. .......................... 817 321,775
John Wiley & Sons, Inc. , Class A .............. 8,051 302,476
New York Times Co. (The) , Class A ............. 27,861 1,198,859
Omnicom Group, Inc. ...................... 35,398 3,286,350
Scholastic Corp. ......................... 4,667 166,239
5,275,699
a
Metals & Mining  —  0 .2%
Compass Minerals International, Inc. ............ 6,368 79,281
Newmont Corp. .......................... 206,951 8,410,489
Radius Recycling, Inc. , Class A ............... 4,724 82,292
8,572,062
a
Multi-Utilities  —  0 .4%
Avista Corp. ............................ 13,238 476,303
CMS Energy Corp. ........................ 52,595 3,187,783
Consolidated Edison, Inc. ................... 62,154 5,867,338
Sempra ............................... 113,211 8,109,304
17,640,728
a
Office REITs  —  0 .1%
Boston Properties, Inc. ..................... 26,705 1,652,772
COPT Defense Properties ................... 20,916 501,357
2,154,129
a
Oil, Gas & Consumable Fuels  —  1 .2%
Cheniere Energy, Inc. ...................... 43,109 6,803,462
HF Sinclair Corp. ......................... 28,831 1,564,082
Marathon Petroleum Corp. .................. 68,349 12,420,380
ONEOK, Inc. ............................ 104,595 8,275,557
Phillips 66 .............................. 79,197 11,341,802
Valero Energy Corp. ....................... 61,284 9,797,473
50,202,756
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 29,211 1,462,595
Southwest Airlines Co. ..................... 26,784 694,777
2,157,372
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 41,784 6,130,131
a
Pharmaceuticals  —  2 .1%
Bristol-Myers Squibb Co. .................... 366,279 16,094,299
Jazz Pharmaceuticals PLC
(b)
................. 10,748 1,190,341
Merck & Co., Inc. ......................... 456,152 58,943,962
Zoetis, Inc. , Class A ....................... 82,641 13,159,753
89,388,355
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 73,971 17,892,845
Broadridge Financial Solutions, Inc. ............ 21,157 4,091,975
Exponent, Inc. ........................... 9,264 851,454
Heidrick & Struggles International, Inc. .......... 3,271 96,429
ICF International, Inc. ...................... 3,475 501,408
Kelly Services, Inc. , Class A , NVS ............. 6,223 142,756
ManpowerGroup, Inc. ...................... 9,065 683,954
Paycom Software, Inc. ..................... 9,752 1,833,181
Resources Connection, Inc. .................. 6,583 72,742
Security Shares Value
a
Professional Services (continued)
Robert Half, Inc. ......................... 19,012 $ 1,314,490
TransUnion ............................. 35,051 2,558,723
TrueBlue, Inc.
(b)
.......................... 5,818 60,624
30,100,581
a
Real Estate Management & Development  —  0 .1%
Anywhere Real Estate, Inc.
(b)
................. 15,563 75,636
CBRE Group, Inc. , Class A
(b)
................. 54,866 4,767,307
Jones Lang LaSalle, Inc.
(b)
................... 8,507 1,537,215
6,380,158
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 25,628 4,858,300
Equity Residential ........................ 64,874 4,177,886
UDR, Inc. .............................. 55,678 2,120,218
11,156,404
a
Retail REITs  —  0 .2%
Federal Realty Investment Trust ............... 13,107 1,365,356
Macerich Co. (The) ....................... 38,026 523,238
Simon Property Group, Inc. .................. 58,756 8,256,981
10,145,575
a
Semiconductors & Semiconductor Equipment  —  13 .7%
Advanced Micro Devices, Inc.
(b)
............... 290,806 46,057,854
Analog Devices, Inc. ....................... 89,496 17,953,792
Applied Materials, Inc. ..................... 149,600 29,718,040
First Solar, Inc.
(b)
......................... 18,222 3,212,539
Intel Corp. ............................. 758,924 23,124,414
Lam Research Corp. ...................... 23,734 21,227,927
Microchip Technology, Inc. ................... 97,743 8,990,401
NVIDIA Corp. ........................... 444,636 384,174,397
NXP Semiconductors NV ................... 46,298 11,861,085
ON Semiconductor Corp.
(b)
.................. 77,487 5,436,488
Skyworks Solutions, Inc. .................... 28,624 3,051,032
Texas Instruments, Inc. ..................... 163,486 28,842,200
583,650,169
a
Software  —  17 .9%
Adobe, Inc.
(b)
............................ 81,365 37,658,163
ANSYS, Inc.
(b)
........................... 15,583 5,062,605
Atlassian Corp. , Class A
(b)
................... 27,861 4,800,450
Autodesk, Inc.
(b)
.......................... 38,547 8,204,729
Cadence Design Systems, Inc.
(b)
.............. 48,973 13,498,428
Fair Isaac Corp.
(b)
......................... 4,464 5,059,185
Fortinet, Inc.
(b)
........................... 117,497 7,423,460
Gen Digital, Inc. .......................... 103,340 2,081,268
Guidewire Software, Inc.
(a) (b)
.................. 13,892 1,533,677
HubSpot, Inc.
(b)
.......................... 8,608 5,206,721
Intuit, Inc. .............................. 50,391 31,525,617
Microsoft Corp. .......................... 1,271,070 494,865,683
Oracle Corp. ............................ 296,901 33,772,489
PTC, Inc.
(b)
............................. 21,575 3,828,268
RingCentral, Inc. , Class A
(b)
.................. 13,696 405,676
Roper Technologies, Inc. .................... 19,242 9,841,513
Salesforce, Inc. .......................... 174,250 46,862,795
ServiceNow, Inc.
(b)
........................ 36,903 25,585,957
Synopsys, Inc.
(b)
......................... 27,389 14,532,330
Teradata Corp.
(b)
......................... 17,940 665,574
Workday, Inc. , Class A
(b)
.................... 37,623 9,207,477
761,622,065
a
Specialized REITs  —  1 .2%
American Tower Corp. ..................... 83,915 14,396,457
Crown Castle, Inc. ........................ 77,875 7,303,118
Digital Realty Trust, Inc. .................... 54,517 7,565,869

Schedule of Investments
(continued)
April 30, 2024
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Specialized REITs (continued)
Equinix, Inc. ............................ 16,900 $ 12,017,759
Iron Mountain, Inc. ........................ 52,209 4,047,242
PotlatchDeltic Corp. ....................... 14,579 583,306
SBA Communications Corp. , Class A ............ 19,536 3,636,040
49,549,791
a
Specialty Retail  —  2 .4%
AutoNation, Inc.
(b)
......................... 4,976 801,882
Best Buy Co., Inc. ........................ 34,933 2,572,466
Buckle, Inc. (The) ........................ 6,060 226,583
CarMax, Inc.
(a) (b)
.......................... 28,728 1,952,642
Foot Locker, Inc. ......................... 14,616 304,744
GameStop Corp. , Class A
(a) (b)
................. 49,033 543,776
Gap, Inc. (The) .......................... 39,479 810,109
Home Depot, Inc. (The) .................... 179,158 59,878,187
Lowe's Companies, Inc. .................... 103,593 23,618,168
ODP Corp. (The)
(b)
........................ 6,248 318,086
Signet Jewelers Ltd. ....................... 8,032 787,377
Tractor Supply Co. ........................ 19,569 5,343,903
Ulta Beauty, Inc.
(b)
........................ 8,742 3,539,111
Williams-Sonoma, Inc. ..................... 10,969 3,145,690
103,842,724
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Dell Technologies, Inc. , Class C ............... 43,224 5,387,439
Hewlett Packard Enterprise Co. ............... 234,465 3,985,905
HP, Inc. ............................... 169,455 4,759,991
Seagate Technology Holdings PLC ............. 35,854 3,080,217
Xerox Holdings Corp. ...................... 21,160 281,217
17,494,769
a
Textiles, Apparel & Luxury Goods  —  0 .7%
Capri Holdings Ltd.
(b)
...................... 20,984 744,512
Columbia Sportswear Co. ................... 6,635 528,345
Deckers Outdoor Corp.
(b)
.................... 4,631 3,790,335
Hanesbrands, Inc.
(b)
....................... 63,073 287,613
Nike, Inc. , Class B ........................ 219,113 20,215,365
PVH Corp. ............................. 10,829 1,178,195
Under Armour, Inc. , Class A
(b)
................. 33,073 222,581
Under Armour, Inc. , Class C
(b)
................ 33,732 219,933
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
VF Corp. .............................. 59,321 $ 739,140
Wolverine World Wide, Inc. .................. 14,446 155,150
28,081,169
a
Trading Companies & Distributors  —  0 .8%
Air Lease Corp. , Class A .................... 18,915 950,289
Applied Industrial Technologies, Inc. ............ 6,972 1,277,619
Fastenal Co. ............................ 102,903 6,991,230
Ferguson PLC ........................... 36,543 7,670,376
United Rentals, Inc. ....................... 12,202 8,150,814
WW Grainger, Inc. ........................ 8,081 7,445,429
32,485,757
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 35,056 4,288,050
Essential Utilities, Inc. ...................... 46,737 1,709,639
5,997,689
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,032,109,999 ) ............................... 4,232,556,551
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(c) (d) (e)
...................... 10,438,511 10,441,642
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................ 11,294,314 11,294,314
a
Total Short-Term Securities — 0.5%
(Cost: $ 21,733,508 ) ................................. 21,735,956
Total Investments — 100.2%
(Cost: $ 3,053,843,507 ) ............................... 4,254,292,507
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (7,519,546)
Net Assets — 100.0% ................................. $ 4,246,772,961
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,347,044 $ — $ (7,900,137)
(a)
$ (4,670) $ (595) $ 10,441,642 10,438,511 $ 147,920
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 10,014,471 1,279,843
(a)
— — — 11,294,314 11,294,314 517,276 —
BlackRock, Inc. . 18,394,236 990,844 (1,486,695) 500,966 1,789,533 20,188,884 26,753 540,974 —
$ 496,296 $ 1,788,938
$ 41,924,840
$ 1,206,170 $ —

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(continued)
April 30, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 53 06/21/24 $ 13,428 $ (418,099)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 418,099 $ — $ — $ — $ 418,099
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 2,560,490 $ — $ — $ — $ 2,560,490
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (1,112,306) $ — $ — $ — $ (1,112,306)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 11,894,188
a

Schedule of Investments
(continued)
April 30, 2024
iShares
®
MSCI KLD 400 Social ETF

2024
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,232,556,551  $ —  $ —  $ 4,232,556,551
Short-Term Securities
Money Market Funds ...................................... 21,735,956  —  —  21,735,956
$ 4,254,292,507  $ —  $ —  $ 4,254,292,507
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (418,099) $ —  $ —  $ (418,099)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
Axon Enterprise, Inc.
(a)
..................... 30,554 $ 9,583,568
a
Air Freight & Logistics  —  1 .5%
CH Robinson Worldwide, Inc. ................ 261,002 18,531,142
Expeditors International of Washington, Inc. ....... 280,219 31,191,177
49,722,319
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 93,115 6,611,165
a
Automobiles  —  1 .2%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 203,535 1,811,461
Tesla, Inc.
(a)
............................. 200,946 36,829,383
38,640,844
a
Banks  —  1 .3%
Huntington Bancshares, Inc. ................. 1,173,288 15,804,189
PNC Financial Services Group, Inc. (The) ........ 55,652 8,529,225
Regions Financial Corp. .................... 839,696 16,180,942
Truist Financial Corp. ...................... 103,921 3,902,234
44,416,590
a
Beverages  —  3 .1%
Coca-Cola Co. (The) ...................... 1,014,981 62,695,376
Keurig Dr Pepper, Inc. ..................... 161,944 5,457,513
PepsiCo, Inc. ........................... 208,306 36,643,109
104,795,998
a
Biotechnology  —  2 .3%
Alnylam Pharmaceuticals, Inc.
(a)
............... 22,574 3,249,527
Amgen, Inc. ............................ 91,595 25,091,534
Biogen, Inc.
(a)
........................... 24,385 5,238,386
Gilead Sciences, Inc. ...................... 506,963 33,053,988
Regeneron Pharmaceuticals, Inc.
(a)
............. 3,990 3,553,733
Vertex Pharmaceuticals, Inc.
(a)
................ 15,176 5,961,285
76,148,453
a
Broadline Retail  —  0 .2%
MercadoLibre, Inc.
(a)
....................... 3,873 5,649,545
a
Building Products  —  3 .4%
Carrier Global Corp. ....................... 111,152 6,834,736
Fortune Brands Innovations, Inc. .............. 216,570 15,831,267
Johnson Controls International PLC ............ 222,455 14,475,147
Lennox International, Inc. ................... 27,911 12,934,516
Owens Corning .......................... 65,976 11,097,823
Trane Technologies PLC .................... 159,405 50,585,583
111,759,072
a
Capital Markets  —  3 .2%
Bank of New York Mellon Corp. (The) ........... 339,124 19,157,115
FactSet Research Systems, Inc. ............... 13,085 5,455,006
Moody's Corp. ........................... 44,762 16,576,712
Morgan Stanley .......................... 331,351 30,099,925
Nasdaq, Inc. ............................ 124,912 7,475,983
Northern Trust Corp. ....................... 67,034 5,522,931
S&P Global, Inc. ......................... 46,093 19,166,852
State Street Corp. ........................ 52,166 3,781,513
107,236,037
a
Chemicals  —  1 .8%
Ecolab, Inc. ............................ 212,505 48,058,006
International Flavors & Fragrances, Inc. .......... 67,736 5,733,852
Linde PLC ............................. 7,694 3,392,746
Security Shares Value
a
Chemicals (continued)
PPG Industries, Inc. ....................... 23,374 $ 3,015,246
60,199,850
a
Commercial Services & Supplies  —  0 .5%
Veralto Corp. ............................ 176,120 16,498,922
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 13,986 3,588,248
Cisco Systems, Inc. ....................... 499,517 23,467,309
27,055,557
a
Construction & Engineering  —  0 .2%
Quanta Services, Inc. ...................... 29,807 7,706,898
a
Consumer Finance  —  1 .1%
American Express Co. ..................... 139,433 32,631,505
Synchrony Financial ....................... 115,203 5,066,628
37,698,133
a
Consumer Staples Distribution & Retail  —  0 .9%
Costco Wholesale Corp. .................... 14,159 10,235,541
Kroger Co. (The) ......................... 137,233 7,599,964
Target Corp. ............................ 68,233 10,984,148
28,819,653
a
Containers & Packaging  —  0 .4%
Amcor PLC ............................. 762,531 6,817,027
Ball Corp. .............................. 89,355 6,216,427
13,033,454
a
Distributors  —  0 .6%
LKQ Corp. ............................. 428,548 18,483,275
a
Diversified Telecommunication Services  —  0 .6%
Verizon Communications, Inc. ................ 469,571 18,543,359
a
Electric Utilities  —  0 .5%
Eversource Energy ....................... 254,243 15,412,211
a
Electronic Equipment, Instruments & Components  —  0 .6%
Keysight Technologies, Inc.
(a)
................. 87,317 12,917,677
Trimble, Inc.
(a)
........................... 142,459 8,557,512
21,475,189
a
Energy Equipment & Services  —  1 .0%
Baker Hughes Co. , Class A .................. 467,550 15,251,481
Halliburton Co. .......................... 104,952 3,932,552
Schlumberger Ltd. ........................ 306,357 14,545,830
33,729,863
a
Entertainment  —  1 .6%
Electronic Arts, Inc. ....................... 169,347 21,476,587
Netflix, Inc.
(a)
............................ 12,246 6,743,137
Walt Disney Co. (The) ..................... 231,403 25,708,873
53,928,597
a
Financial Services  —  2 .3%
Fidelity National Information Services, Inc. ........ 125,075 8,495,094
Mastercard, Inc. , Class A .................... 71,828 32,408,794
PayPal Holdings, Inc.
(a) (b)
.................... 56,097 3,810,108
Visa, Inc. , Class A ........................ 124,651 33,482,505
78,196,501
a
Food Products  —  3 .2%
Bunge Global SA ......................... 198,444 20,193,661
General Mills, Inc. ........................ 463,162 32,634,395
Kellanova .............................. 804,004 46,519,671

Schedule of Investments
(continued)
April 30, 2024
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Food Products (continued)
Kraft Heinz Co. (The) ...................... 95,313 $ 3,680,035
McCormick & Co., Inc. , NVS ................. 63,444 4,825,551
107,853,313
a
Health Care Equipment & Supplies  —  2 .3%
Cooper Cos., Inc. The
(a)
.................... 79,799 7,106,899
Dexcom, Inc.
(a)
.......................... 28,353 3,611,889
Edwards Lifesciences Corp.
(a)
................ 186,729 15,810,344
Hologic, Inc.
(a)
........................... 92,852 7,035,396
IDEXX Laboratories, Inc.
(a)
................... 41,379 20,389,916
Solventum Corp.
(a)
........................ 58,407 3,797,039
STERIS PLC ............................ 51,716 10,579,025
Zimmer Biomet Holdings, Inc. ................ 77,157 9,280,444
77,610,952
a
Health Care Providers & Services  —  2 .3%
DaVita, Inc.
(a) (b)
.......................... 66,648 9,264,739
Elevance Health, Inc. ...................... 51,560 27,253,585
HCA Healthcare, Inc. ...................... 26,998 8,364,520
Humana, Inc. ........................... 11,513 3,477,962
Laboratory Corp. of America Holdings ........... 29,610 5,962,566
Molina Healthcare, Inc.
(a)
.................... 25,291 8,652,051
Quest Diagnostics, Inc. ..................... 109,797 15,171,749
78,147,172
a
Health Care REITs  —  0 .4%
Welltower, Inc. ........................... 132,411 12,616,120
a
Hotels, Restaurants & Leisure  —  0 .5%
Booking Holdings, Inc. ..................... 2,949 10,180,036
Vail Resorts, Inc. ......................... 32,148 6,087,867
16,267,903
a
Household Products  —  1 .8%
Church & Dwight Co., Inc. ................... 77,282 8,337,955
Clorox Co. (The) ......................... 135,056 19,970,731
Kimberly-Clark Corp. ...................... 117,980 16,107,809
Procter & Gamble Co. (The) ................. 104,388 17,036,122
61,452,617
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 233,639 22,548,500
a
Insurance  —  1 .9%
Marsh & McLennan Companies, Inc. ............ 51,594 10,289,391
Progressive Corp. (The) .................... 59,140 12,315,905
Prudential Financial, Inc. .................... 250,349 27,658,558
Travelers Companies, Inc. (The) ............... 67,993 14,425,395
64,689,249
a
Interactive Media & Services  —  4 .0%
Alphabet, Inc. , Class A
(a)
.................... 440,105 71,640,292
Alphabet, Inc. , Class C , NVS
(a)
................ 363,928 59,917,106
131,557,398
IT Services  —  2 .1%
Accenture PLC , Class A .................... 73,858 22,224,611
Akamai Technologies, Inc.
(a)
.................. 32,594 3,289,712
Gartner, Inc.
(a)
........................... 7,390 3,049,040
International Business Machines Corp. .......... 141,296 23,483,395
MongoDB, Inc. , Class A
(a) (b)
.................. 18,071 6,599,168
Snowflake, Inc. , Class A
(a)
................... 14,401 2,235,035
Twilio, Inc. , Class A
(a)
...................... 125,466 7,512,904
68,393,865
a
Leisure Products  —  0 .5%
Hasbro, Inc. ............................ 290,659 17,817,397
a
Security Shares Value
a
Life Sciences Tools & Services  —  2 .6%
Agilent Technologies, Inc. ................... 115,426 $ 15,817,979
Avantor, Inc.
(a)
........................... 157,680 3,820,586
Danaher Corp. .......................... 102,053 25,168,311
Mettler-Toledo International, Inc.
(a)
............. 7,726 9,500,662
Repligen Corp.
(a) (b)
........................ 19,460 3,195,332
Waters Corp.
(a)
.......................... 65,362 20,199,473
West Pharmaceutical Services, Inc. ............ 29,123 10,410,890
88,113,233
a
Machinery  —  2 .7%
Caterpillar, Inc. .......................... 13,164 4,404,279
CNH Industrial N.V.
(a)
...................... 614,890 7,009,746
Cummins, Inc. ........................... 72,519 20,485,892
Deere & Co. ............................ 9,204 3,602,538
Pentair PLC ............................ 407,872 32,258,597
Xylem, Inc. ............................. 161,694 21,133,406
88,894,458
a
Media  —  0 .3%
Comcast Corp. , Class A .................... 80,448 3,065,873
Interpublic Group of Companies, Inc. (The) ....... 177,901 5,415,307
8,481,180
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 145,821 5,926,166
Nucor Corp. ............................ 30,455 5,132,581
11,058,747
a
Multi-Utilities  —  0 .3%
Consolidated Edison, Inc. ................... 108,095 10,204,168
a
Oil, Gas & Consumable Fuels  —  3 .2%
Cheniere Energy, Inc. ...................... 150,704 23,784,105
Kinder Morgan, Inc. , Class P ................. 629,517 11,507,571
ONEOK, Inc. ............................ 527,650 41,747,668
Targa Resources Corp. ..................... 143,992 16,423,728
Valero Energy Corp. ....................... 75,815 12,120,544
105,583,616
a
Pharmaceuticals  —  3 .2%
Eli Lilly & Co. ........................... 64,502 50,382,512
Merck & Co., Inc. ......................... 205,242 26,521,371
Zoetis, Inc. , Class A ....................... 185,238 29,497,299
106,401,182
a
Professional Services  —  1 .3%
Automatic Data Processing, Inc. ............... 170,080 41,140,651
Broadridge Financial Solutions, Inc. ............ 16,766 3,242,712
44,383,363
a
Real Estate Management & Development  —  0 .8%
CBRE Group, Inc. , Class A
(a) (b)
................ 310,413 26,971,785
a
Semiconductors & Semiconductor Equipment  —  11 .1%
Advanced Micro Devices, Inc.
(a)
............... 107,722 17,061,010
Applied Materials, Inc. ..................... 149,168 29,632,223
Broadcom, Inc. .......................... 16,396 21,319,227
First Solar, Inc.
(a) (b)
........................ 26,967 4,754,282
Intel Corp. ............................. 624,848 19,039,118
Lam Research Corp. ...................... 24,597 21,999,803
Marvell Technology, Inc. .................... 62,433 4,114,959
NVIDIA Corp. ........................... 215,036 185,795,405
NXP Semiconductors NV ................... 69,375 17,773,181
QUALCOMM, Inc. ........................ 21,736 3,604,916
Texas Instruments, Inc. ..................... 248,774 43,888,709
368,982,833
a

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(continued)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software  —  12 .0%
Adobe, Inc.
(a)
............................ 81,171 $ 37,568,374
ANSYS, Inc.
(a)
........................... 27,136 8,815,944
Atlassian Corp. , Class A
(a) (b)
.................. 30,790 5,305,117
Autodesk, Inc.
(a)
.......................... 95,604 20,349,311
Cadence Design Systems, Inc.
(a)
.............. 92,722 25,556,965
HubSpot, Inc.
(a) (b)
......................... 10,642 6,437,027
Intuit, Inc. .............................. 54,183 33,897,968
Microsoft Corp. .......................... 411,440 160,185,935
Palo Alto Networks, Inc.
(a)
................... 25,078 7,294,939
PTC, Inc.
(a)
............................. 27,349 4,852,807
Salesforce, Inc. .......................... 143,091 38,482,894
ServiceNow, Inc.
(a)
........................ 34,471 23,899,778
Synopsys, Inc.
(a)
......................... 21,373 11,340,300
Workday, Inc. , Class A
(a)
.................... 67,328 16,477,181
400,464,540
a
Specialized REITs  —  1 .7%
American Tower Corp. ..................... 69,401 11,906,436
Crown Castle, Inc. ........................ 221,162 20,740,572
Equinix, Inc. ............................ 24,373 17,331,884
Iron Mountain, Inc. ........................ 71,285 5,526,013
55,504,905
a
Specialty Retail  —  3 .6%
Best Buy Co., Inc. ........................ 225,159 16,580,709
Home Depot, Inc. (The) .................... 161,179 53,869,245
Lowe's Companies, Inc. .................... 107,778 24,572,306
Tractor Supply Co. ........................ 35,851 9,790,191
Williams-Sonoma, Inc. ..................... 52,178 14,963,607
119,776,058
a
Technology Hardware, Storage & Peripherals  —  5 .0%
Apple, Inc. ............................. 789,327 134,446,068
Hewlett Packard Enterprise Co. ............... 1,232,313 20,949,321
HP, Inc. ............................... 218,645 6,141,738
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC ............. 39,237 $ 3,370,851
164,907,978
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Deckers Outdoor Corp.
(a)
.................... 21,653 17,722,331
Lululemon Athletica, Inc.
(a)
................... 8,968 3,233,861
20,956,192
a
Trading Companies & Distributors  —  1 .8%
Ferguson PLC ........................... 168,025 35,268,447
WW Grainger, Inc. ........................ 27,076 24,946,473
60,214,920
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,134,053,296 ) ............................... 3,325,198,697
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(c) (d) (e)
...................... 18,265,674 18,271,154
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................ 5,126,467 5,126,467
a
Total Short-Term Securities — 0.7%
(Cost: $ 23,393,329 ) ................................. 23,397,621
Total Investments — 100.5%
(Cost: $ 3,157,446,625 ) ............................... 3,348,596,318
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (15,438,447)
Net Assets — 100.0% ................................. $ 3,333,157,871
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 20,907,295 $ — $ (2,659,180)
(a)
$ 24,782 $ (1,743) $ 18,271,154 18,265,674 $ 156,032
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 4,450,515 675,952
(a)
— — — 5,126,467 5,126,467 407,631 —
BlackRock, Inc.
(c)
. 5,954,886 3,167,785 (10,486,849) 2,671,901 (1,307,723) — — 122,385 —
$ 2,696,683 $ (1,309,466)
$ 23,397,621
$ 686,048 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(continued)
April 30, 2024
iShares
®
MSCI USA ESG Select ETF

2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 29 06/21/24 $ 7,347 $ (206,548)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 206,548 $ — $ — $ — $ 206,548
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 2,226,401 $ — $ — $ — $ 2,226,401
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (496,642) $ — $ — $ — $ (496,642)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 10,128,903
a

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(continued)
April 30, 2024

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,325,198,697 $ — $ — $ 3,325,198,697
Short-Term Securities
Money Market Funds ...................................... 23,397,621 — — 23,397,621
$ 3,348,596,318 $ — $ — $ 3,348,596,318
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (206,548) $ — $ — $ (206,548)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2024
iShares
®
U.S. Basic Materials ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .8%
Hexcel Corp. ............................ 79,487 $ 5,103,860
a
Chemicals  —  58 .9%
Air Products and Chemicals, Inc. .............. 157,875 37,312,178
Albemarle Corp. ......................... 110,468 13,290,405
Ashland, Inc. ............................ 47,091 4,489,185
Celanese Corp. .......................... 93,225 14,320,292
CF Industries Holdings, Inc. .................. 181,594 14,340,478
Chemours Co. (The) ....................... 140,033 3,745,883
Dow, Inc. .............................. 491,503 27,966,521
Eastman Chemical Co. ..................... 111,843 10,562,453
Ecolab, Inc. ............................ 175,964 39,794,259
Element Solutions, Inc. ..................... 210,521 4,869,351
FMC Corp. ............................. 117,789 6,950,729
Huntsman Corp. ......................... 156,361 3,730,773
International Flavors & Fragrances, Inc. .......... 240,921 20,393,963
Linde PLC ............................. 301,170 132,803,923
LyondellBasell Industries NV , Class A ........... 214,703 21,463,859
Mosaic Co. (The) ......................... 307,237 9,644,169
NewMarket Corp. ......................... 5,869 3,092,493
Olin Corp. .............................. 113,236 5,919,978
Scotts Miracle-Gro Co. (The) , Class A ........... 39,392 2,699,928
Westlake Corp. .......................... 30,528 4,498,606
381,889,426
a
Containers & Packaging  —  4 .3%
Avery Dennison Corp. ...................... 76,170 16,550,218
International Paper Co. ..................... 326,697 11,414,793
27,965,011
a
Machinery  —  1 .8%
RBC Bearings, Inc.
(a) (b)
..................... 26,667 6,521,415
Timken Co. (The) ......................... 57,671 5,145,407
11,666,822
a
Metals & Mining  —  29 .1%
Alcoa Corp. ............................. 167,665 5,891,748
Cleveland-Cliffs, Inc.
(a)
..................... 469,821 7,939,975
Security Shares Value
a
Metals & Mining (continued)
Freeport-McMoRan, Inc. .................... 1,015,059 $ 50,692,046
MP Materials Corp. , Class A
(a) (b)
............... 97,893 1,566,288
Newmont Corp. .......................... 811,753 32,989,642
Nucor Corp. ............................ 180,337 30,392,195
Reliance, Inc. ........................... 53,876 15,339,575
Royal Gold, Inc. .......................... 61,838 7,428,599
Southern Copper Corp. ..................... 80,445 9,385,518
SSR Mining, Inc. ......................... 192,184 1,030,106
Steel Dynamics, Inc. ....................... 143,766 18,706,832
United States Steel Corp. ................... 208,869 7,623,718
188,986,242
a
Specialty Retail  —  0 .8%
Valvoline, Inc.
(a)
.......................... 122,386 5,203,853
a
Trading Companies & Distributors  —  4 .1%
Fastenal Co. ............................ 389,333 26,451,284
a
Total Long-Term Investments — 99.8%
(Cost: $ 696,388,528 ) ................................ 647,266,498
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(c) (d) (e)
...................... 2,666,395 2,667,194
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................ 972,241 972,241
a
Total Short-Term Securities — 0.5%
(Cost: $ 3,638,129 ) .................................. 3,639,435
Total Investments — 100.3%
(Cost: $ 700,026,657 ) ................................ 650,905,933
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (2,096,939)
Net Assets — 100.0% ................................. $ 648,808,994
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 7,526,758 $ — $ (4,862,450)
(a)
$ 5,266 $ (2,380) $ 2,667,194 2,666,395 $ 15,769
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,207,959 — (235,718)
(a)
— — 972,241 972,241 60,289 —
$ 5,266 $ (2,380)
$ 3,639,435
$ 76,058 $ —

iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(continued)
April 30, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ........................................................ 15 06/21/24 $ 1,419 $ (44,617)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 44,617 $ — $ — $ — $ 44,617
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 211,377 $ — $ — $ — $ 211,377
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (88,393) $ — $ — $ — $ (88,393)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,571,588
a

Schedule of Investments
(continued)
April 30, 2024
iShares
®
U.S. Basic Materials ETF

2024
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 647,266,498  $ —  $ —  $ 647,266,498
Short-Term Securities
Money Market Funds ...................................... 3,639,435  —  —  3,639,435
$ 650,905,933  $ —  $ —  $ 650,905,933
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (44,617) $ —  $ —  $ (44,617)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .8%
Aptiv PLC
(a)
............................. 49,790 $ 3,535,090
BorgWarner, Inc. ......................... 42,898 1,405,768
Gentex Corp. ........................... 43,098 1,478,261
Lear Corp. ............................. 10,638 1,339,005
Phinia, Inc. ............................. 8,490 331,110
QuantumScape Corp. , Class A
(a) (b)
............. 62,197 337,108
8,426,342
a
Automobiles  —  10 .2%
Ford Motor Co. .......................... 722,309 8,776,054
General Motors Co. ....................... 212,024 9,441,429
Harley-Davidson, Inc. ...................... 23,267 800,152
Lucid Group, Inc.
(a) (b)
....................... 135,845 346,405
Rivian Automotive, Inc. , Class A
(a) (b)
............. 124,318 1,106,430
Tesla, Inc.
(a)
............................. 437,091 80,110,038
Thor Industries, Inc. ....................... 9,435 938,028
101,518,536
a
Broadline Retail  —  17 .0%
Amazon.com, Inc.
(a)
....................... 889,590 155,678,250
Coupang, Inc.
(a) (b)
......................... 201,597 4,535,932
eBay, Inc. .............................. 95,559 4,925,111
Etsy, Inc.
(a)
............................. 21,929 1,505,864
Kohl's Corp. ............................ 20,318 486,413
Macy's, Inc. ............................ 49,963 920,818
Nordstrom, Inc. .......................... 20,804 395,484
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 11,361 830,944
169,278,816
a
Commercial Services & Supplies  —  1 .3%
Copart, Inc.
(a)
........................... 157,888 8,574,897
Driven Brands Holdings, Inc.
(a)
................ 10,999 157,616
RB Global, Inc. .......................... 33,397 2,390,557
Rollins, Inc. ............................. 46,953 2,092,226
13,215,296
a
Consumer Staples Distribution & Retail  —  10 .8%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 24,456 1,826,374
Costco Wholesale Corp. .................... 57,812 41,792,295
Dollar General Corp. ...................... 40,305 5,610,053
Dollar Tree, Inc.
(a)
......................... 37,810 4,471,033
Target Corp. ............................ 84,675 13,630,981
Walmart, Inc. ............................ 674,669 40,041,605
107,372,341
a
Distributors  —  0 .9%
Genuine Parts Co. ........................ 25,849 4,063,721
LKQ Corp. ............................. 49,004 2,113,543
Pool Corp. ............................. 6,981 2,530,822
8,708,086
a
Diversified Consumer Services  —  0 .5%
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 10,574 1,096,629
Grand Canyon Education, Inc.
(a)
............... 5,431 706,139
H&R Block, Inc. .......................... 26,404 1,247,061
Mister Car Wash, Inc.
(a) (b)
.................... 14,293 95,620
Service Corp. International .................. 26,414 1,894,148
5,039,597
a
Entertainment  —  10 .7%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 45,066 132,043
Electronic Arts, Inc. ....................... 49,794 6,314,875
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 4,340 270,251
Security Shares Value
a
Entertainment (continued)
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 35,673 $ 2,496,040
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 3,702 132,754
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 8,472 316,175
Live Nation Entertainment, Inc.
(a)
.............. 28,785 2,559,274
Madison Square Garden Sports Corp. , Class A
(a)
.... 3,441 639,751
Netflix, Inc.
(a)
............................ 68,012 37,450,128
Playtika Holding Corp. ..................... 4,179 30,298
ROBLOX Corp. , Class A
(a)
................... 86,444 3,073,949
Spotify Technology SA
(a)
.................... 25,793 7,233,389
Take-Two Interactive Software, Inc.
(a)
............ 30,322 4,330,285
TKO Group Holdings, Inc. , Class A ............. 11,355 1,074,978
Walt Disney Co. (The) ..................... 336,698 37,407,148
Warner Bros Discovery, Inc. , Series A
(a)
.......... 405,962 2,987,880
106,449,218
a
Ground Transportation  —  2 .7%
Avis Budget Group, Inc. .................... 3,425 326,916
Hertz Global Holdings, Inc.
(a) (b)
................ 24,232 110,256
Lyft, Inc. , Class A
(a)
........................ 64,221 1,004,416
Uber Technologies, Inc.
(a)
................... 362,332 24,011,742
U-Haul Holding Co.
(a)
...................... 1,373 86,815
U-Haul Holding Co. , Series N , NVS ............. 18,456 1,131,722
26,671,867
a
Hotels, Restaurants & Leisure  —  17 .9%
Airbnb, Inc. , Class A
(a)
...................... 76,185 12,080,655
Aramark ............................... 47,734 1,504,098
Booking Holdings, Inc. ..................... 6,428 22,189,649
Boyd Gaming Corp. ....................... 12,992 695,202
Caesars Entertainment, Inc.
(a)
................ 37,822 1,354,784
Carnival Corp.
(a)
.......................... 183,078 2,713,216
Cava Group, Inc.
(a) (b)
....................... 8,689 625,087
Chipotle Mexican Grill, Inc.
(a)
................. 5,061 15,990,736
Choice Hotels International, Inc.
(b)
.............. 5,431 642,270
Churchill Downs, Inc. ...................... 13,078 1,687,062
Darden Restaurants, Inc. ................... 21,937 3,365,355
Domino's Pizza, Inc. ....................... 6,424 3,400,031
DraftKings, Inc. , Class A
(a)
................... 76,898 3,195,881
Expedia Group, Inc.
(a) (b)
..................... 24,486 3,296,550
Hilton Worldwide Holdings, Inc. ............... 45,846 9,044,499
Hyatt Hotels Corp. , Class A
(b)
................. 7,975 1,186,600
Las Vegas Sands Corp. .................... 67,822 3,008,584
Marriott International, Inc. , Class A ............. 44,182 10,432,696
Marriott Vacations Worldwide Corp. ............. 6,441 619,045
McDonald's Corp. ........................ 131,957 36,029,539
MGM Resorts International
(a)
................. 50,574 1,994,639
Norwegian Cruise Line Holdings Ltd.
(a)
........... 77,721 1,470,481
Penn Entertainment, Inc.
(a)
................... 27,510 455,015
Planet Fitness, Inc. , Class A
(a)
................ 15,670 937,693
Royal Caribbean Cruises Ltd.
(a)
............... 43,056 6,011,909
Starbucks Corp. .......................... 204,709 18,114,699
Texas Roadhouse, Inc. ..................... 12,297 1,977,112
Travel + Leisure Co. ....................... 12,886 561,056
Vail Resorts, Inc. ......................... 6,970 1,319,909
Wendy's Co. (The) ........................ 30,953 618,750
Wingstop, Inc. ........................... 5,406 2,080,175
Wyndham Hotels & Resorts, Inc. .............. 14,932 1,097,651
Wynn Resorts Ltd. ........................ 19,094 1,749,965
Yum! Brands, Inc. ........................ 51,591 7,287,229
178,737,822
a
Household Durables  —  3 .3%
DR Horton, Inc. .......................... 55,747 7,943,390
Garmin Ltd. ............................. 28,302 4,088,790

Schedule of Investments
(continued)
April 30, 2024
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Household Durables (continued)
Leggett & Platt, Inc. ....................... 24,587 $ 444,287
Lennar Corp. , Class A ...................... 44,595 6,761,494
Lennar Corp. , Class B ..................... 2,410 338,340
Newell Brands, Inc. ....................... 69,663 553,124
NVR, Inc.
(a)
............................. 534 3,972,346
PulteGroup, Inc. ......................... 39,410 4,391,062
Tempur Sealy International, Inc. ............... 30,670 1,535,340
Toll Brothers, Inc. ......................... 19,106 2,275,716
Whirlpool Corp. .......................... 9,833 932,758
33,236,647
a
Interactive Media & Services  —  0 .1%
TripAdvisor, Inc.
(a)
........................ 19,735 519,623
a
Leisure Products  —  0 .4%
Hasbro, Inc. ............................ 24,016 1,472,181
Mattel, Inc.
(a)
............................ 64,729 1,185,835
Peloton Interactive, Inc. , Class A
(a) (b)
............ 61,731 191,983
Polaris, Inc. ............................. 9,944 846,831
YETI Holdings, Inc.
(a) (b)
..................... 15,998 571,449
4,268,279
a
Media  —  2 .1%
Fox Corp. , Class A , NVS .................... 44,817 1,389,775
Fox Corp. , Class B ........................ 24,831 712,153
Interpublic Group of Companies, Inc. (The) ....... 70,907 2,158,409
Liberty Media Corp.-Liberty SiriusXM , Series A
(a)
.... 13,772 331,354
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
28,339 681,837
New York Times Co. (The) , Class A ............. 29,704 1,278,163
News Corp. , Class A , NVS .................. 70,004 1,666,095
News Corp. , Class B ...................... 21,407 525,328
Nexstar Media Group, Inc. ................... 5,943 951,237
Omnicom Group, Inc. ...................... 36,296 3,369,721
Paramount Global , Class A
(b)
................. 1,845 38,173
Paramount Global , Class B , NVS .............. 106,087 1,208,331
Sirius XM Holdings, Inc.
(b)
................... 119,495 351,315
Trade Desk, Inc. (The) , Class A
(a)
.............. 81,071 6,716,732
21,378,623
a
Passenger Airlines  —  1 .4%
Alaska Air Group, Inc.
(a)
..................... 22,815 981,501
American Airlines Group, Inc.
(a)
................ 119,455 1,613,837
Delta Air Lines, Inc. ....................... 118,229 5,919,726
Southwest Airlines Co. ..................... 109,294 2,835,087
United Airlines Holdings, Inc.
(a)
................ 60,089 3,092,180
14,442,331
a
Personal Care Products  —  0 .7%
Coty, Inc. , Class A
(a)
....................... 69,220 791,877
Estee Lauder Companies, Inc. (The) , Class A ...... 42,310 6,207,300
6,999,177
a
Specialty Retail  —  14 .8%
Advance Auto Parts, Inc. .................... 10,873 793,512
AutoNation, Inc.
(a) (b)
....................... 5,214 840,236
AutoZone, Inc.
(a)
......................... 3,177 9,392,483
Bath & Body Works, Inc. .................... 41,601 1,889,517
Best Buy Co., Inc. ........................ 35,416 2,608,034
Burlington Stores, Inc.
(a)
.................... 11,877 2,137,147
CarMax, Inc.
(a) (b)
.......................... 29,049 1,974,461
Dick's Sporting Goods, Inc. .................. 10,377 2,085,154
Five Below, Inc.
(a)
......................... 10,071 1,473,790
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 19,132 2,110,834
GameStop Corp. , Class A
(a) (b)
................. 49,519 549,166
Gap, Inc. (The) .......................... 35,733 733,241
Home Depot, Inc. (The) .................... 122,587 40,971,027
Security Shares Value
a
Specialty Retail (continued)
Lithia Motors, Inc. ........................ 4,968 $ 1,263,760
Lowe's Companies, Inc. .................... 106,331 24,242,405
Murphy USA, Inc. ........................ 3,575 1,479,407
O'Reilly Automotive, Inc.
(a)
................... 10,875 11,019,203
Penske Automotive Group, Inc.
(b)
.............. 3,596 549,864
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 14,442 21,663
RH
(a)
................................. 2,856 705,575
Ross Stores, Inc. ......................... 60,857 7,884,024
TJX Companies, Inc. (The) .................. 209,927 19,752,031
Tractor Supply Co. ........................ 19,889 5,431,288
Ulta Beauty, Inc.
(a)
........................ 8,927 3,614,007
Victoria's Secret & Co.
(a)
.................... 14,203 250,257
Wayfair, Inc. , Class A
(a) (b)
.................... 15,453 774,968
Williams-Sonoma, Inc. ..................... 11,730 3,363,929
147,910,983
a
Textiles, Apparel & Luxury Goods  —  4 .2%
Birkenstock Holding PLC
(a) (b)
................. 4,661 208,673
Capri Holdings Ltd.
(a)
...................... 20,818 738,623
Carter's, Inc. ............................ 6,616 452,601
Columbia Sportswear Co. ................... 6,407 510,189
Crocs, Inc.
(a)
............................ 10,939 1,360,483
Deckers Outdoor Corp.
(a)
.................... 4,707 3,852,538
Lululemon Athletica, Inc.
(a)
................... 20,482 7,385,809
Nike, Inc. , Class B ........................ 216,364 19,961,743
PVH Corp. ............................. 10,905 1,186,464
Ralph Lauren Corp. , Class A ................. 7,233 1,183,608
Skechers USA, Inc. , Class A
(a)
................ 24,483 1,617,102
Tapestry, Inc. ............................ 42,124 1,681,590
Under Armour, Inc. , Class A
(a)
................. 34,525 232,353
Under Armour, Inc. , Class C
(a)
................ 37,551 244,833
VF Corp. .............................. 64,278 800,904
41,417,513
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a) (b)
............. 8,177 1,282,889
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,014,312,949 ) ............................... 996,873,986
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(c) (d) (e)
...................... 16,064,523 16,069,342
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................ 775,221 775,221
a
Total Short-Term Securities — 1.7%
(Cost: $ 16,837,688 ) ................................. 16,844,563
Total Investments — 101.6%
(Cost: $ 1,031,150,637 ) ............................... 1,013,718,549
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (16,016,281)
Net Assets — 100.0% ................................. $ 997,702,268
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(continued)
April 30, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 23,593,656  $ —  $ (7,526,116)
(a)
$ 3,264  $ (1,462) $ 16,069,342  16,064,523  $ 427,270
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,197,915  —  (422,694)
(a)
—  —  775,221  775,221  57,872  —
$ 3,264  $ (1,462)
$ 16,844,563
$ 485,142  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index .......................................... 2 06/21/24 $ 205 $ (5,830)
E-Mini S&P Consumer Discretionary Select Sector Index .......................................... 2 06/21/24 357 (10,485)
$ (16,315)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 16,315 $ — $ — $ — $ 16,315
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 268,992 $ — $ — $ — $ 268,992
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (66,784) $ — $ — $ — $ (66,784)

Schedule of Investments
(continued)
April 30, 2024
iShares
®
U.S. Consumer Discretionary ETF

2024
iShares Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 864,809
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 996,873,986  $ —  $ —  $ 996,873,986
Short-Term Securities
Money Market Funds ...................................... 16,844,563  —  —  16,844,563
$ 1,013,718,549  $ —  $ —  $ 1,013,718,549
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (16,315) $ —  $ —  $ (16,315)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Beverages  —  28 .5%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 5,496 $ 1,530,141
Brown-Forman Corp. , Class A ................ 28,622 1,404,482
Brown-Forman Corp. , Class B , NVS ............ 106,185 5,080,952
Celsius Holdings, Inc.
(a) (b)
.................... 84,013 5,987,607
Coca-Cola Co. (The) ...................... 2,218,482 137,035,633
Constellation Brands, Inc. , Class A ............. 94,219 23,880,748
Keurig Dr Pepper, Inc. ..................... 557,585 18,790,614
Molson Coors Beverage Co. , Class B ........... 102,229 5,853,633
Monster Beverage Corp.
(a)
................... 435,276 23,265,502
PepsiCo, Inc. ........................... 784,920 138,075,277
360,904,589
a
Chemicals  —  1 .8%
Corteva, Inc. ............................ 412,683 22,338,531
a
Consumer Staples Distribution & Retail  —  6 .0%
Albertsons Companies, Inc. , Class A ............ 243,267 4,962,647
Casey's General Stores, Inc. ................. 21,780 6,960,453
Grocery Outlet Holding Corp.
(a) (b)
............... 55,527 1,442,036
Kroger Co. (The) ......................... 381,683 21,137,605
Performance Food Group Co.
(a)
............... 89,606 6,082,455
Sysco Corp. ............................ 291,320 21,650,902
U.S. Foods Holding Corp.
(a)
.................. 132,478 6,657,020
Walgreens Boots Alliance, Inc. ................ 418,732 7,424,118
76,317,236
a
Food Products  —  17 .7%
Archer-Daniels-Midland Co. .................. 312,339 18,321,806
Bunge Global SA ......................... 84,549 8,603,706
Campbell Soup Co. ....................... 111,714 5,106,447
Conagra Brands, Inc. ...................... 278,012 8,557,209
Darling Ingredients, Inc.
(a) (b)
.................. 92,592 3,923,123
Flowers Foods, Inc. ....................... 109,931 2,741,679
Freshpet, Inc.
(a)
.......................... 25,327 2,686,435
General Mills, Inc. ........................ 332,290 23,413,153
Hershey Co. (The) ........................ 87,690 17,004,845
Hormel Foods Corp. ....................... 169,372 6,022,868
Ingredion, Inc. ........................... 38,079 4,363,473
J M Smucker Co. (The) ..................... 60,042 6,895,824
Kellanova .............................. 151,839 8,785,405
Kraft Heinz Co. (The) ...................... 469,919 18,143,573
Lamb Weston Holdings, Inc. ................. 84,992 7,083,233
McCormick & Co., Inc. , NVS ................. 146,985 11,179,679
Mondelez International, Inc. , Class A ............ 773,982 55,680,265
Pilgrim's Pride Corp.
(a)
..................... 23,957 862,931
Post Holdings, Inc.
(a)
....................... 29,718 3,154,566
Seaboard Corp. .......................... 130 430,314
Tyson Foods, Inc. , Class A .................. 162,346 9,846,285
Security Shares Value
a
Food Products (continued)
WK Kellogg Co .......................... 38,248 $ 892,708
223,699,527
a
Health Care Providers & Services  —  9 .0%
Cencora, Inc. ........................... 98,345 23,509,372
CVS Health Corp. ........................ 729,479 49,393,023
McKesson Corp. ......................... 76,962 41,344,756
114,247,151
a
Household Products  —  25 .0%
Church & Dwight Co., Inc. ................... 142,869 15,414,136
Clorox Co. (The) ......................... 72,334 10,696,028
Colgate-Palmolive Co. ..................... 473,866 43,557,763
Kimberly-Clark Corp. ...................... 197,102 26,910,336
Procter & Gamble Co. (The) ................. 1,337,052 218,206,886
Reynolds Consumer Products, Inc. ............. 31,927 914,070
Spectrum Brands Holdings, Inc. ............... 17,595 1,440,503
317,139,722
a
Personal Care Products  —  1 .5%
Kenvue, Inc. ............................ 1,014,961 19,101,566
Olaplex Holdings, Inc.
(a) (b)
................... 78,468 109,071
19,210,637
a
Tobacco  —  10 .2%
Altria Group, Inc. ......................... 1,029,535 45,103,928
Philip Morris International, Inc. ................ 888,349 84,339,854
129,443,782
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,301,048,105 ) ............................... 1,263,301,175
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(c) (d) (e)
...................... 2,039,543 2,040,156
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................ 1,692,734 1,692,734
a
Total Short-Term Securities — 0.3%
(Cost: $ 3,732,890 ) .................................. 3,732,890
Total Investments — 100.0%
(Cost: $ 1,304,780,995 ) ............................... 1,267,034,065
Other Assets Less Liabilities — 0 .0% ..................... 253,416
Net Assets — 100.0% ................................. $ 1,267,287,481
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
April 30, 2024
iShares
®
U.S. Consumer Staples ETF

2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 4,945,999  $ —  $ (2,908,015)
(a)
$ 3,027  $ (855) $ 2,040,156  2,039,543  $ 14,752
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,141,939  —  (449,205)
(a)
—  —  1,692,734  1,692,734  125,176  —
$ 3,027  $ (855)
$ 3,732,890
$ 139,928  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index .................................................. 49 06/21/24 $ 3,750 $ 19,783
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 19,783 $ — $ — $ — $ 19,783
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (169,023) $ — $ — $ — $ (169,023)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (105,709) $ — $ — $ — $ (105,709)

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(continued)
April 30, 2024

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 4,275,080
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,263,301,175  $ —  $ —  $ 1,263,301,175
Short-Term Securities
Money Market Funds ...................................... 3,732,890  —  —  3,732,890
$ 1,267,034,065  $ —  $ —  $ 1,267,034,065
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 19,783  $ —  $ —  $ 19,783
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2024
iShares
®
U.S. Energy ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Electrical Equipment  —  0 .1%
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 248,177 $ 330,075
Plug Power, Inc.
(a) (b)
....................... 362,438 837,232
1,167,307
a
Energy Equipment & Services  —  8 .3%
Baker Hughes Co. , Class A .................. 691,988 22,572,649
Halliburton Co. .......................... 622,497 23,324,963
NOV, Inc. .............................. 271,660 5,022,993
Schlumberger Ltd. ........................ 1,120,989 53,224,558
TechnipFMC PLC ........................ 299,796 7,680,773
111,825,936
a
Oil, Gas & Consumable Fuels  —  89 .7%
Antero Midstream Corp. .................... 234,766 3,249,161
Antero Resources Corp.
(a) (b)
.................. 195,826 6,660,042
APA Corp. ............................. 252,019 7,923,477
Cheniere Energy, Inc. ...................... 166,041 26,204,591
Chesapeake Energy Corp. .................. 85,712 7,703,794
Chevron Corp. ........................... 1,243,017 200,461,352
ConocoPhillips .......................... 857,567 107,727,566
Coterra Energy, Inc. ....................... 517,159 14,149,470
Devon Energy Corp. ....................... 444,109 22,729,499
Diamondback Energy, Inc. ................... 123,589 24,857,456
DT Midstream, Inc. ........................ 67,188 4,179,094
EOG Resources, Inc. ...................... 458,908 60,635,514
EQT Corp. ............................. 249,708 10,010,794
Exxon Mobil Corp. ........................ 2,626,355 310,619,006
Hess Corp. ............................. 192,568 30,327,534
HF Sinclair Corp. ......................... 110,727 6,006,940
Kinder Morgan, Inc. , Class P ................. 1,359,095 24,844,257
Marathon Oil Corp. ........................ 404,533 10,861,711
Marathon Petroleum Corp. .................. 283,694 51,552,874
New Fortress Energy, Inc. , Class A ............. 45,109 1,181,856
Occidental Petroleum Corp. .................. 476,219 31,497,125
ONEOK, Inc. ............................ 408,850 32,348,212
Ovintiv, Inc. ............................. 177,782 9,123,772
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Phillips 66 .............................. 339,356 $ 48,599,173
Pioneer Natural Resources Co. ............... 173,820 46,813,202
Range Resources Corp. .................... 162,111 5,821,406
Southwestern Energy Co.
(a)
.................. 759,667 5,689,906
Targa Resources Corp. ..................... 153,134 17,466,464
Texas Pacific Land Corp. .................... 12,813 7,384,132
Valero Energy Corp. ....................... 244,759 39,129,621
Williams Companies, Inc. (The) ............... 851,871 32,677,771
1,208,436,772
a
Semiconductors & Semiconductor Equipment  —  1 .7%
Enphase Energy, Inc.
(a) (b)
.................... 92,190 10,026,584
First Solar, Inc.
(a) (b)
........................ 73,723 12,997,365
23,023,949
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,049,514,562 ) ............................... 1,344,453,964
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(c) (d) (e)
...................... 6,408,779 6,410,702
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................ 1,649,376 1,649,376
a
Total Short-Term Securities — 0.6%
(Cost: $ 8,058,302 ) .................................. 8,060,078
Total Investments — 100.4%
(Cost: $ 1,057,572,864 ) ............................... 1,352,514,042
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (5,730,009)
Net Assets — 100.0% ................................. $ 1,346,784,033
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 11,919,612 $ — $ (5,511,870)
(a)
$ 5,913 $ (2,953) $ 6,410,702 6,408,779 $ 126,414
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,781,854 — (1,132,478)
(a)
— — 1,649,376 1,649,376 107,195 —
$ 5,913 $ (2,953)
$ 8,060,078
$ 233,609 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Energy ETF
Schedule of Investments
(continued)
April 30, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 21 06/21/24 $ 2,069 $ 27,538
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 27,538 $ — $ — $ — $ 27,538
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 722,831 $ — $ — $ — $ 722,831
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (130,471) $ — $ — $ — $ (130,471)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,643,860
a

Schedule of Investments
(continued)
April 30, 2024
iShares
®
U.S. Energy ETF

2024
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,344,453,964  $ —  $ —  $ 1,344,453,964
Short-Term Securities
Money Market Funds ...................................... 8,060,078  —  —  8,060,078
$ 1,352,514,042  $ —  $ —  $ 1,352,514,042
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 27,538  $ —  $ —  $ 27,538
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Financial Services ETF
Schedule of Investments
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  32 .3%
Bank of America Corp. ..................... 1,801,892 $ 66,688,023
Bank OZK ............................. 28,360 1,266,274
BOK Financial Corp. ....................... 7,025 623,328
Citigroup, Inc. ........................... 498,431 30,568,773
Citizens Financial Group, Inc. ................ 123,035 4,196,724
Comerica, Inc. ........................... 34,238 1,717,720
Commerce Bancshares, Inc. ................. 30,826 1,685,566
Cullen/Frost Bankers, Inc. ................... 16,785 1,751,347
East West Bancorp, Inc. .................... 36,687 2,732,815
Fifth Third Bancorp ....................... 178,853 6,520,980
First Citizens BancShares, Inc. , Class A .......... 3,131 5,281,245
First Financial Bankshares, Inc. ............... 33,163 980,298
First Horizon Corp. ........................ 145,280 2,167,578
FNB Corp. ............................. 96,056 1,281,387
Glacier Bancorp, Inc. ...................... 28,655 1,036,738
Home BancShares, Inc. .................... 50,632 1,198,966
Huntington Bancshares, Inc. ................. 381,817 5,143,075
JPMorgan Chase & Co. .................... 756,367 145,025,809
KeyCorp ............................... 244,979 3,549,746
M&T Bank Corp. ......................... 43,737 6,315,185
New York Community Bancorp, Inc. ............ 189,815 503,010
Pinnacle Financial Partners, Inc. ............... 19,974 1,532,006
PNC Financial Services Group, Inc. (The) ........ 104,368 15,995,440
Popular, Inc. ............................ 19,237 1,634,953
Prosperity Bancshares, Inc. .................. 25,004 1,549,498
Regions Financial Corp. .................... 241,005 4,644,166
SouthState Corp. ......................... 20,366 1,541,706
Synovus Financial Corp. .................... 38,324 1,371,616
TFS Financial Corp. ....................... 15,488 186,011
Truist Financial Corp. ...................... 348,485 13,085,612
U.S. Bancorp ........................... 408,153 16,583,256
UMB Financial Corp. ...................... 11,373 905,973
United Bankshares, Inc. .................... 35,144 1,140,774
Valley National Bancorp .................... 110,827 776,897
Webster Financial Corp. .................... 44,724 1,960,253
Wells Fargo & Co. ........................ 941,992 55,878,965
Western Alliance Bancorp ................... 28,261 1,606,073
Wintrust Financial Corp. .................... 16,288 1,574,072
Zions Bancorp NA ........................ 38,423 1,566,890
413,768,748
a
Capital Markets  —  29 .1%
Affiliated Managers Group, Inc. ............... 9,033 1,410,051
Ameriprise Financial, Inc. ................... 26,299 10,829,665
Ares Management Corp. , Class A .............. 44,468 5,918,246
Bank of New York Mellon Corp. (The) ........... 199,319 11,259,530
BlackRock, Inc.
(a)
......................... 36,561 27,590,393
Blackstone, Inc. , NVS ...................... 188,050 21,928,511
Blue Owl Capital, Inc. , Class A ................ 105,358 1,990,213
Carlyle Group, Inc. (The) .................... 56,335 2,523,808
Cboe Global Markets, Inc. ................... 27,821 5,039,774
Charles Schwab Corp. (The) ................. 389,063 28,771,209
CME Group, Inc. , Class A ................... 94,337 19,776,809
Coinbase Global, Inc. , Class A
(b)
............... 44,696 9,114,855
FactSet Research Systems, Inc. ............... 9,933 4,140,968
Federated Hermes, Inc. , Class B .............. 21,070 692,149
Franklin Resources, Inc. .................... 79,430 1,814,181
Goldman Sachs Group, Inc. (The) ............. 85,398 36,440,181
Houlihan Lokey, Inc. , Class A ................. 13,751 1,753,115
Interactive Brokers Group, Inc. , Class A .......... 28,317 3,259,853
Intercontinental Exchange, Inc. ............... 150,061 19,321,854
Invesco Ltd. ............................ 119,213 1,689,248
Security Shares Value
a
Capital Markets (continued)
Janus Henderson Group PLC ................ 35,576 $ 1,110,683
Jefferies Financial Group, Inc. ................ 45,065 1,940,499
KKR & Co., Inc. .......................... 174,017 16,195,762
Lazard, Inc. ............................ 30,380 1,169,630
LPL Financial Holdings, Inc. .................. 19,479 5,242,383
MarketAxess Holdings, Inc. .................. 9,890 1,978,890
Moody's Corp. ........................... 41,174 15,247,967
Morgan Stanley .......................... 327,994 29,794,975
Morningstar, Inc. ......................... 6,917 1,955,090
MSCI, Inc. , Class A ....................... 20,664 9,625,085
Nasdaq, Inc. ............................ 99,343 5,945,679
Northern Trust Corp. ....................... 53,495 4,407,453
Raymond James Financial, Inc. ............... 49,098 5,989,956
Robinhood Markets, Inc. , Class A
(b)
............. 135,074 2,227,370
S&P Global, Inc. ......................... 84,008 34,933,047
SEI Investments Co. ....................... 26,006 1,715,096
State Street Corp. ........................ 78,797 5,711,995
Stifel Financial Corp. ...................... 27,104 2,166,152
T Rowe Price Group, Inc. ................... 58,449 6,404,257
TPG, Inc. , Class A ........................ 20,835 897,989
Tradeweb Markets, Inc. , Class A ............... 30,566 3,108,868
Virtu Financial, Inc. , Class A .................. 25,209 547,035
373,580,474
a
Consumer Finance  —  5 .6%
Ally Financial, Inc. ........................ 71,502 2,742,102
American Express Co. ..................... 149,515 34,990,995
Capital One Financial Corp. .................. 99,781 14,311,589
Credit Acceptance Corp.
(b) (c)
.................. 1,620 832,226
Discover Financial Services .................. 65,319 8,277,877
FirstCash Holdings, Inc. .................... 9,917 1,120,423
OneMain Holdings, Inc. ..................... 31,993 1,667,155
SLM Corp. ............................. 59,017 1,250,570
SoFi Technologies, Inc.
(b) (c)
................... 254,233 1,723,700
Synchrony Financial ....................... 107,317 4,719,802
71,636,439
a
Financial Services  —  32 .7%
Apollo Global Management, Inc. ............... 114,656 12,426,417
Berkshire Hathaway, Inc. , Class B
(b)
............ 476,059 188,866,887
Equitable Holdings, Inc. .................... 84,044 3,102,064
Essent Group Ltd. ........................ 28,630 1,516,531
Mastercard, Inc. , Class A .................... 215,874 97,402,349
MGIC Investment Corp. .................... 73,346 1,487,457
NCR Atleos Corp.
(b)
....................... 17,885 356,448
Radian Group, Inc. ........................ 41,725 1,246,325
Rocket Companies, Inc. , Class A
(b) (c)
............ 32,935 404,442
UWM Holdings Corp. , Class A ................ 29,866 188,156
Visa, Inc. , Class A
(c)
....................... 413,813 111,154,310
Voya Financial, Inc. ....................... 27,574 1,879,444
420,030,830
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,203,538,558 ) ............................... 1,279,016,491

Schedule of Investments
(continued)
April 30, 2024
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  9 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(a) (d) (e)
..................... 112,484,204 $ 112,517,948
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(a) (d)
............................ 3,118,749 3,118,749
a
Total Short-Term Securities — 9.0%
(Cost: $ 115,647,792 ) ................................ 115,636,697
Total Investments — 108.7%
(Cost: $ 1,319,186,350 ) ............................... 1,394,653,188
Liabilities in Excess of Other Assets — ( 8 .7 ) % ............... (111,806,600)
Net Assets — 100.0% ................................. $ 1,282,846,588
(a)
Affiliate of the Fund.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 10,173,755 $ 102,354,685
(a)
$ — $ 2,189 $ (12,681) $ 112,517,948 112,484,204 $ 45,258
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,545,343 1,573,406
(a)
— — — 3,118,749 3,118,749 126,452 —
BlackRock, Inc. ... 35,714,552 3,887,581 (15,484,122) (1,898,457) 5,370,839 27,590,393 36,561 899,070 —
$ (1,896,268) $ 5,358,158
$ 143,227,090
$ 1,070,780 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 29 06/21/24 $ 3,629 $ (60,574)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 60,574 $ — $ — $ — $ 60,574

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(continued)
April 30, 2024

Schedule of Investments
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 633,717 $ — $ — $ — $ 633,717
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (183,113) $ — $ — $ — $ (183,113)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,046,184
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,279,016,491  $ —  $ —  $ 1,279,016,491
Short-Term Securities
Money Market Funds ...................................... 115,636,697  —  —  115,636,697
$ 1,394,653,188  $ —  $ —  $ 1,394,653,188
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (60,574) $ —  $ —  $ (60,574)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2024
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Banks  — 30.3%
Bank of America Corp. ..................... 3,024,660 $ 111,942,667
Bank OZK ............................. 58,991 2,633,948
BOK Financial Corp. ....................... 15,581 1,382,502
Citigroup, Inc. ........................... 1,027,325 63,005,842
Citizens Financial Group, Inc. ................ 251,678 8,584,737
Columbia Banking System, Inc. ............... 115,115 2,165,313
Comerica, Inc. ........................... 71,944 3,609,430
Commerce Bancshares, Inc. ................. 65,617 3,587,938
Cullen/Frost Bankers, Inc. ................... 32,400 3,380,616
East West Bancorp, Inc. .................... 76,256 5,680,309
Fifth Third Bancorp ....................... 366,247 13,353,366
First Citizens BancShares, Inc., Class A .......... 5,862 9,887,787
First Hawaiian, Inc. ....................... 71,352 1,504,814
First Horizon Corp. ........................ 303,181 4,523,460
FNB Corp. ............................. 196,793 2,625,219
Huntington Bancshares, Inc. ................. 777,032 10,466,621
JPMorgan Chase & Co. .................... 1,302,029 249,651,040
KeyCorp ............................... 504,661 7,312,538
M&T Bank Corp. ......................... 89,261 12,888,396
New York Community Bancorp, Inc. ............ 405,171 1,073,703
NU Holdings, Ltd., Class A
(a)
................. 1,254,976 13,629,039
Pinnacle Financial Partners, Inc. ............... 41,387 3,174,383
PNC Financial Services Group, Inc. (The) ........ 213,902 32,782,620
Popular, Inc. ............................ 38,442 3,267,186
Prosperity Bancshares, Inc. .................. 47,804 2,962,414
Regions Financial Corp. .................... 499,541 9,626,155
Synovus Financial Corp. .................... 79,517 2,845,913
TFS Financial Corp. ....................... 32,743 393,243
Truist Financial Corp. ...................... 712,323 26,747,729
U.S. Bancorp ........................... 836,639 33,992,643
Webster Financial Corp. .................... 93,547 4,100,165
Wells Fargo & Co. ........................ 1,743,434 103,420,505
Western Alliance Bancorp ................... 59,168 3,362,517
Wintrust Financial Corp. .................... 33,326 3,220,625
Zions Bancorp NA ........................ 77,688 3,168,117
765,953,500
a
Capital Markets  — 30.3%
Affiliated Managers Group, Inc. ............... 18,325 2,860,533
Ameriprise Financial, Inc. ................... 53,793 22,151,420
Ares Management Corp., Class A .............. 90,227 12,008,311
Bank of New York Mellon Corp. (The) ........... 408,323 23,066,166
BlackRock, Inc.
(b)
......................... 79,851 60,258,759
Blackstone, Inc., NVS ...................... 382,782 44,636,209
Blue Owl Capital, Inc., Class A ................ 248,029 4,685,268
Carlyle Group, Inc. (The) .................... 114,724 5,139,635
Cboe Global Markets, Inc. ................... 56,839 10,296,385
Charles Schwab Corp. (The) ................. 796,179 58,877,437
CME Group, Inc., Class A ................... 192,861 40,431,380
Coinbase Global, Inc., Class A
(a)
............... 91,953 18,751,975
Evercore, Inc., Class A ..................... 19,248 3,493,512
FactSet Research Systems, Inc. ............... 20,760 8,654,636
Franklin Resources, Inc. .................... 163,506 3,734,477
Goldman Sachs Group, Inc. (The) ............. 169,448 72,305,156
Houlihan Lokey, Inc., Class A ................. 27,684 3,529,433
Interactive Brokers Group, Inc., Class A .......... 56,198 6,469,514
Intercontinental Exchange, Inc. ............... 304,057 39,150,379
Invesco Ltd. ............................ 194,654 2,758,247
Janus Henderson Group PLC ................ 74,084 2,312,902
Jefferies Financial Group, Inc. ................ 98,754 4,252,347
KKR & Co., Inc. .......................... 356,245 33,155,722
Lazard, Inc. ............................ 60,434 2,326,709
Security Shares Value
a
Capital Markets (continued)
LPL Financial Holdings, Inc. .................. 40,708 $ 10,955,744
MarketAxess Holdings, Inc. .................. 20,217 4,045,220
Moody's Corp. ........................... 85,231 31,563,596
Morgan Stanley .......................... 628,340 57,078,406
Morningstar, Inc. ......................... 14,033 3,966,427
MSCI, Inc., Class A ....................... 41,231 19,204,988
Nasdaq, Inc. ............................ 198,989 11,909,492
Northern Trust Corp. ....................... 109,406 9,013,960
Raymond James Financial, Inc. ............... 102,133 12,460,226
Robinhood Markets, Inc., Class A
(a)
............. 343,216 5,659,632
S&P Global, Inc. ......................... 170,185 70,768,029
SEI Investments Co. ....................... 54,915 3,621,644
State Street Corp. ........................ 162,786 11,800,357
Stifel Financial Corp. ...................... 53,324 4,261,654
T Rowe Price Group, Inc. ................... 119,017 13,040,693
TPG, Inc., Class A ........................ 40,450 1,743,395
Tradeweb Markets, Inc., Class A ............... 62,253 6,331,753
Virtu Financial, Inc., Class A .................. 48,564 1,053,839
XP, Inc., Class A ......................... 176,406 3,611,031
767,396,598
a
Consumer Finance  — 1.3%
Ally Financial, Inc. ........................ 144,679 5,548,440
Credit Acceptance Corp.
(a)(c)
.................. 3,493 1,794,424
Discover Financial Services .................. 133,940 16,974,216
OneMain Holdings, Inc. ..................... 61,524 3,206,015
SLM Corp. ............................. 119,646 2,535,299
SoFi Technologies, Inc.
(a)(c)
................... 519,360 3,521,261
33,579,655
a
Financial Services  — 14.4%
Apollo Global Management, Inc. ............... 280,125 30,359,948
Berkshire Hathaway, Inc., Class B
(a)
............ 808,299 320,676,462
Equitable Holdings, Inc. .................... 157,136 5,799,890
MGIC Investment Corp. .................... 147,086 2,982,904
Rocket Companies, Inc., Class A
(a)(c)
............ 69,126 848,867
UWM Holdings Corp., Class A ................ 60,791 382,983
Voya Financial, Inc. ....................... 52,940 3,608,390
364,659,444
a
Insurance  — 22.3%
Aflac, Inc. .............................. 312,164 26,112,519
Allstate Corp. (The) ....................... 140,830 23,949,550
American Financial Group, Inc. ............... 39,076 4,991,959
American International Group, Inc. ............. 376,983 28,390,590
Aon PLC, Class A ........................ 106,454 30,021,093
Arch Capital Group Ltd.
(a)
................... 192,017 17,961,270
Arthur J Gallagher & Co. .................... 115,084 27,009,064
Assurant, Inc. ........................... 28,378 4,949,123
Assured Guaranty Ltd. ..................... 30,306 2,324,470
Axis Capital Holdings Ltd. ................... 42,827 2,626,580
Brighthouse Financial, Inc.
(a)
................. 35,512 1,713,454
Brown & Brown, Inc. ....................... 128,111 10,446,171
Chubb Ltd. ............................. 218,116 54,232,362
Cincinnati Financial Corp. ................... 83,028 9,605,509
CNA Financial Corp. ....................... 15,538 682,740
Everest Group Ltd. ........................ 23,183 8,494,483
Fidelity National Financial, Inc. ................ 115,389 6,198,687
First American Financial Corp. ................ 55,014 2,947,100
Globe Life, Inc. .......................... 47,334 3,605,431
Hanover Insurance Group, Inc. (The) ........... 19,579 2,541,746
Hartford Financial Services Group, Inc. (The) ...... 158,505 15,357,549
Kemper Corp. ........................... 33,558 1,956,767
Kinsale Capital Group, Inc. .................. 11,890 4,319,043
Lincoln National Corp. ..................... 77,653 2,117,597

iShares
®
U.S. Financials ETF
Schedule of Investments
(continued)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Loews Corp. ............................ 99,148 $ 7,450,972
Markel Group, Inc.
(a)
....................... 7,102 10,357,557
Marsh & McLennan Companies, Inc. ............ 265,886 53,025,645
MetLife, Inc. ............................ 335,574 23,852,600
Old Republic International Corp. ............... 140,298 4,189,298
Primerica, Inc. ........................... 19,000 4,025,340
Principal Financial Group, Inc. ................ 128,204 10,146,065
Progressive Corp. (The) .................... 313,943 65,378,630
Prudential Financial, Inc. .................... 194,951 21,538,186
Reinsurance Group of America, Inc. ............ 36,049 6,740,803
RenaissanceRe Holdings Ltd. ................ 27,737 6,081,337
RLI Corp. .............................. 22,051 3,116,909
Ryan Specialty Holdings, Inc., Class A ........... 53,148 2,622,322
Travelers Companies, Inc. (The) ............... 122,416 25,971,779
Unum Group ............................ 84,655 4,292,008
W R Berkley Corp. ........................ 107,752 8,293,671
White Mountains Insurance Group Ltd. .......... 1,367 2,430,717
Willis Towers Watson PLC ................... 55,520 13,943,293
566,011,989
a
Mortgage REITs  — 0.6%
AGNC Investment Corp. .................... 378,799 3,466,011
Annaly Capital Management, Inc. .............. 272,620 5,108,899
Rithm Capital Corp. ....................... 264,585 2,942,185
Starwood Property Trust, Inc. ................. 161,469 3,063,067
14,580,162
a
Security Shares Value
a
Professional Services  — 0.5%
Broadridge Financial Solutions, Inc. ............ 63,004 $ 12,185,604
a
Total Long-Term Investments — 99.7%
(Cost: $2,278,268,241) ............................... 2,524,366,952
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%
(b)(d)(e)
..................... 3,840,667 3,841,819
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%
(b)(d)
............................ 8,683,834 8,683,834
a
Total Short-Term Securities — 0.5%
(Cost: $12,524,725) ................................. 12,525,653
Total Investments — 100.2%
(Cost: $2,290,792,966) ............................... 2,536,892,605
Liabilities in Excess of Other Assets — (0.2)% ............... (6,270,359)
Net Assets — 100.0% ................................. $ 2,530,622,246
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 10,407,784 $ — $ (6,561,390)
(a)
$ (1,034) $ (3,541) $ 3,841,819 3,840,667 $ 74,639
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 2,803,006 5,880,828
(a)
— — — 8,683,834 8,683,834 273,142 —
BlackRock, Inc. . 47,538,411 16,728,009 (9,081,300) (115,989) 5,189,628 60,258,759 79,851 1,409,063 —
$ (117,023) $ 5,186,087
$ 72,784,412
$ 1,756,844 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2024
iShares
®
U.S. Financials ETF

2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 44 06/21/24 $ 5,506 $ (113,654)
E-Mini S&P MidCap 400 Index ............................................................ 1 06/21/24 288 (11,330)
$ (124,984)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 124,984 $ — $ — $ — $ 124,984
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 1,553,570 $ — $ — $ — $ 1,553,570
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (273,418) $ — $ — $ — $ (273,418)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 6,903,229
a

iShares
®
U.S. Financials ETF
Schedule of Investments
(continued)
April 30, 2024

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 2,524,366,952 $ — $ — $ 2,524,366,952
Short-Term Securities
Money Market Funds .......................................... 12,525,653 — — 12,525,653
$ 2,536,892,605 $ — $ — $ 2,536,892,605
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (124,984) $ — $ — $ (124,984)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2024
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Biotechnology  —  16 .7%
AbbVie, Inc. ............................ 1,073,015 $ 174,515,160
Alnylam Pharmaceuticals, Inc.
(a)
............... 76,107 10,955,603
Amgen, Inc. ............................ 324,825 88,982,560
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 61,575 2,720,999
Biogen, Inc.
(a)
........................... 87,614 18,821,239
BioMarin Pharmaceutical, Inc.
(a)
............... 113,709 9,183,139
Exact Sciences Corp.
(a) (b)
.................... 108,465 6,437,398
Exelixis, Inc.
(a)
........................... 186,837 4,383,196
Gilead Sciences, Inc. ...................... 759,999 49,551,935
Incyte Corp.
(a)
........................... 112,002 5,829,704
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 86,735 3,578,686
Moderna, Inc.
(a) (b)
......................... 202,026 22,285,488
Natera, Inc.
(a) (b)
.......................... 66,189 6,147,634
Neurocrine Biosciences, Inc.
(a)
................ 58,700 8,073,598
Regeneron Pharmaceuticals, Inc.
(a)
............. 62,322 55,507,713
Roivant Sciences, Ltd.
(a) (b)
................... 221,223 2,411,331
Sarepta Therapeutics, Inc.
(a)
................. 54,192 6,863,959
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 47,486 2,020,054
United Therapeutics Corp.
(a) (b)
................ 27,424 6,426,266
Vertex Pharmaceuticals, Inc.
(a)
................ 156,631 61,526,223
546,221,885
a
Chemicals  —  0 .0%
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 948,134 844,882
a
Health Care Equipment & Supplies  —  21 .0%
Abbott Laboratories ....................... 1,052,558 111,539,571
Align Technology, Inc.
(a)
..................... 46,372 13,094,525
Baxter International, Inc. .................... 307,161 12,400,090
Becton Dickinson & Co. .................... 176,097 41,312,356
Boston Scientific Corp.
(a)
.................... 889,295 63,913,632
Cooper Cos., Inc. The
(a)
.................... 118,095 10,517,541
Dentsply Sirona, Inc. ...................... 128,272 3,849,443
Dexcom, Inc.
(a)
.......................... 235,070 29,945,567
Edwards Lifesciences Corp.
(a)
................ 366,022 30,991,083
Enovis Corp.
(a) (b)
.......................... 31,699 1,750,736
Envista Holdings Corp.
(a)
.................... 99,749 1,963,060
GE HealthCare Technologies, Inc. ............. 253,409 19,319,902
Globus Medical, Inc. , Class A
(a) (b)
.............. 72,038 3,586,772
Hologic, Inc.
(a)
........................... 140,386 10,637,047
ICU Medical, Inc.
(a) (b)
....................... 12,458 1,219,887
IDEXX Laboratories, Inc.
(a)
................... 50,031 24,653,276
Inspire Medical Systems, Inc.
(a) (b)
.............. 17,728 4,284,149
Insulet Corp.
(a)
........................... 42,042 7,228,702
Integra LifeSciences Holdings Corp.
(a)
........... 41,201 1,201,833
Intuitive Surgical, Inc.
(a)
..................... 212,352 78,701,898
Masimo Corp.
(a) (b)
......................... 26,159 3,516,031
Medtronic PLC .......................... 807,649 64,805,756
Novocure Ltd.
(a)
.......................... 64,810 793,274
Penumbra, Inc.
(a)
......................... 21,982 4,318,804
QuidelOrtho Corp.
(a)
....................... 32,514 1,318,443
ResMed, Inc. ........................... 88,218 18,877,770
Shockwave Medical, Inc.
(a)
................... 22,001 7,264,510
Solventum Corp.
(a)
........................ 82,723 5,377,822
STERIS PLC ............................ 60,395 12,354,401
Stryker Corp. ........................... 216,011 72,687,702
Tandem Diabetes Care, Inc.
(a)
................ 39,618 1,453,584
Teleflex, Inc. ............................ 28,568 5,963,570
Zimmer Biomet Holdings, Inc. ................ 127,601 15,347,848
686,190,585
a
Security Shares Value
a
Health Care Providers & Services  —  17 .9%
Acadia Healthcare Co., Inc.
(a)
................. 54,570 $ 4,034,906
agilon health, Inc.
(a) (b)
...................... 175,546 965,503
Amedisys, Inc.
(a)
......................... 19,576 1,801,971
Cardinal Health, Inc. ....................... 149,754 15,430,652
Centene Corp.
(a)
......................... 324,367 23,698,253
Chemed Corp. ........................... 8,890 5,049,520
Cigna Group (The) ........................ 174,898 62,445,582
DaVita, Inc.
(a)
............................ 32,710 4,547,017
Elevance Health, Inc. ...................... 144,125 76,181,592
Encompass Health Corp. ................... 60,166 5,016,641
HCA Healthcare, Inc. ...................... 120,896 37,455,999
Henry Schein, Inc.
(a)
....................... 79,368 5,498,615
Humana, Inc. ........................... 74,286 22,441,058
Laboratory Corp. of America Holdings ........... 51,560 10,382,637
Molina Healthcare, Inc.
(a) (b)
................... 35,070 11,997,447
Premier, Inc. , Class A ...................... 72,085 1,505,135
Quest Diagnostics, Inc. ..................... 67,920 9,385,186
R1 RCM, Inc.
(a)
.......................... 92,679 1,139,025
Tenet Healthcare Corp.
(a)
.................... 61,273 6,880,345
UnitedHealth Group, Inc. .................... 565,226 273,399,816
Universal Health Services, Inc. , Class B ......... 35,829 6,106,336
585,363,236
a
Health Care Technology  —  0 .7%
Certara, Inc.
(a) (b)
.......................... 73,129 1,251,237
Doximity, Inc. , Class A
(a)
.................... 68,610 1,666,537
Teladoc Health, Inc.
(a) (b)
..................... 101,473 1,293,781
Veeva Systems, Inc. , Class A
(a)
............... 87,968 17,466,926
21,678,481
a
Life Sciences Tools & Services  —  11 .8%
10X Genomics, Inc. , Class A
(a)
................ 55,742 1,632,126
Agilent Technologies, Inc. ................... 177,572 24,334,467
Avantor, Inc.
(a) (b)
.......................... 410,556 9,947,772
Azenta, Inc.
(a)
........................... 33,418 1,753,108
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 12,546 3,384,283
Bio-Techne Corp.
(b)
........................ 94,590 5,979,034
Bruker Corp. ............................ 60,929 4,753,071
Charles River Laboratories International, Inc.
(a)
..... 30,819 7,057,551
Danaher Corp. .......................... 400,197 98,696,584
Fortrea Holdings, Inc.
(a) (b)
.................... 51,905 1,899,204
ICON PLC
(a)
............................ 49,498 14,744,464
Illumina, Inc.
(a)
........................... 96,069 11,821,290
IQVIA Holdings, Inc.
(a) (b)
..................... 110,604 25,634,689
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 66,293 543,603
Medpace Holdings, Inc.
(a)
................... 14,164 5,500,589
QIAGEN NV
(a)
........................... 134,488 5,692,877
Repligen Corp.
(a) (b)
........................ 33,833 5,555,379
Revvity, Inc.
(b)
........................... 75,235 7,709,330
Sotera Health Co.
(a) (b)
...................... 75,228 842,554
Thermo Fisher Scientific, Inc. ................. 234,573 133,406,357
West Pharmaceutical Services, Inc. ............ 45,041 16,101,257
386,989,589
a
Pharmaceuticals  —  31 .7%
Bristol-Myers Squibb Co. .................... 1,238,025 54,398,818
Catalent, Inc.
(a)
.......................... 109,307 6,104,796
Elanco Animal Health, Inc.
(a) (b)
................ 298,580 3,929,313
Eli Lilly & Co. ........................... 514,578 401,936,876
Jazz Pharmaceuticals PLC
(a) (b)
................ 37,010 4,098,857
Johnson & Johnson ....................... 1,465,420 211,885,078
Merck & Co., Inc. ......................... 1,544,493 199,579,385
Organon & Co. .......................... 155,947 2,902,174
Perrigo Co. PLC ......................... 81,571 2,664,109
Pfizer, Inc. ............................. 3,435,701 88,022,660

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(continued)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Pharmaceuticals (continued)
Royalty Pharma PLC , Class A ................ 225,887 $ 6,257,070
Viatris, Inc. ............................. 726,718 8,408,127
Zoetis, Inc. , Class A ....................... 281,433 44,815,391
1,035,002,654
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,070,595,657 ) ............................... 3,262,291,312
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(c) (d) (e)
...................... 45,506,310 45,519,962
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................ 4,905,810 4,905,810
a
Total Short-Term Securities — 1.5%
(Cost: $ 50,412,317 ) ................................. 50,425,772
Total Investments — 101.3%
(Cost: $ 3,121,007,974 ) ............................... 3,312,717,084
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (43,099,473)
Net Assets — 100.0% ................................. $ 3,269,617,611
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 45,927,072  $ —  $ (392,455)
(a)
$ (8,821) $ (5,834) $ 45,519,962  45,506,310  $ 457,327
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 3,447,581  1,458,229
(a)
—  —  —  4,905,810  4,905,810  261,204  —
$ (8,821) $ (5,834)
$ 50,425,772
$ 718,531  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 52 06/21/24 $ 7,414 $ (166,572)

Schedule of Investments
(continued)
April 30, 2024
iShares
®
U.S. Healthcare ETF

2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 166,572 $ — $ — $ — $ 166,572
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 374,070 $ — $ — $ — $ 374,070
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (296,095) $ — $ — $ — $ (296,095)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 8,298,070
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,262,291,312  $ —  $ —  $ 3,262,291,312
Short-Term Securities
Money Market Funds ...................................... 50,425,772  —  —  50,425,772
$ 3,312,717,084  $ —  $ —  $ 3,312,717,084
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (166,572) $ —  $ —  $ (166,572)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Industrials ETF
Schedule of Investments
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  15 .1%
Axon Enterprise, Inc.
(a)
..................... 18,620 $ 5,840,349
Boeing Co. (The)
(a)
........................ 149,502 25,092,416
BWX Technologies, Inc. .................... 24,246 2,322,039
Curtiss-Wright Corp. ....................... 10,106 2,561,063
General Dynamics Corp. .................... 64,694 18,573,000
General Electric Co. ....................... 286,597 46,377,127
HEICO Corp.
(b)
.......................... 11,933 2,474,904
HEICO Corp. , Class A ...................... 21,401 3,549,356
Howmet Aerospace, Inc. .................... 100,246 6,691,420
Huntington Ingalls Industries, Inc. .............. 10,366 2,870,656
L3Harris Technologies, Inc. .................. 49,977 10,697,577
Lockheed Martin Corp. ..................... 57,042 26,520,537
Mercury Systems, Inc.
(a)
.................... 14,146 398,917
Northrop Grumman Corp. ................... 37,382 18,131,391
RTX Corp. ............................. 380,163 38,594,148
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 30,386 972,352
Textron, Inc. ............................ 51,691 4,372,542
TransDigm Group, Inc. ..................... 14,002 17,474,916
Woodward, Inc. .......................... 15,871 2,576,816
236,091,526
a
Air Freight & Logistics  —  3 .3%
CH Robinson Worldwide, Inc. ................ 30,449 2,161,879
Expeditors International of Washington, Inc. ....... 38,208 4,252,932
FedEx Corp. ............................ 61,294 16,045,543
GXO Logistics, Inc.
(a)
...................... 31,177 1,548,250
United Parcel Service, Inc. , Class B ............ 191,435 28,232,834
52,241,438
a
Building Products  —  5 .3%
A O Smith Corp. ......................... 32,125 2,661,235
Advanced Drainage Systems, Inc.
(b)
............ 17,679 2,775,603
Allegion PLC ............................ 23,200 2,820,191
Armstrong World Industries, Inc. ............... 11,686 1,342,488
AZEK Co., Inc. (The) , Class A
(a)
............... 37,896 1,729,574
Builders FirstSource, Inc.
(a)
.................. 32,044 5,858,284
Carlisle Companies, Inc. .................... 12,782 4,962,612
Carrier Global Corp. ....................... 220,140 13,536,409
Fortune Brands Innovations, Inc. .............. 33,436 2,444,172
Hayward Holdings, Inc.
(a)
.................... 35,916 487,739
Johnson Controls International PLC ............ 179,733 11,695,226
Lennox International, Inc. ................... 8,455 3,918,216
Masco Corp. ............................ 59,343 4,062,028
Owens Corning .......................... 23,392 3,934,768
Trane Technologies PLC .................... 60,171 19,094,665
Trex Co., Inc.
(a)
.......................... 28,664 2,538,197
83,861,407
a
Chemicals  —  2 .6%
Axalta Coating Systems Ltd.
(a)
................ 58,394 1,835,907
DuPont de Nemours, Inc. ................... 113,596 8,235,710
PPG Industries, Inc. ....................... 62,019 8,000,451
RPM International, Inc. ..................... 33,569 3,588,862
Sherwin-Williams Co. (The) .................. 62,866 18,835,282
40,496,212
a
Commercial Services & Supplies  —  1 .6%
Cintas Corp. ............................ 22,896 15,073,353
MSA Safety, Inc. ......................... 9,806 1,769,002
Tetra Tech, Inc. .......................... 13,998 2,725,691
Veralto Corp. ............................ 57,941 5,427,913
Vestis Corp. ............................ 31,501 580,248
25,576,207
a
Security Shares Value
a
Construction & Engineering  —  1 .5%
AECOM ............................... 35,997 $ 3,324,683
EMCOR Group, Inc. ....................... 12,241 4,372,118
MasTec, Inc.
(a)
........................... 16,447 1,458,684
MDU Resources Group, Inc. ................. 53,309 1,316,732
Quanta Services, Inc. ...................... 37,979 9,819,850
Valmont Industries, Inc. ..................... 5,501 1,126,605
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 49,161 1,816,991
23,235,663
a
Construction Materials  —  1 .3%
Eagle Materials, Inc. ....................... 9,062 2,271,934
Martin Marietta Materials, Inc. ................ 16,306 9,572,763
Vulcan Materials Co. ...................... 35,000 9,017,050
20,861,747
a
Consumer Finance  —  3 .5%
American Express Co. ..................... 153,352 35,888,969
Capital One Financial Corp. .................. 100,173 14,367,813
Synchrony Financial ....................... 106,956 4,703,925
54,960,707
a
Containers & Packaging  —  1 .8%
Amcor PLC ............................. 380,479 3,401,482
AptarGroup, Inc. ......................... 17,378 2,509,036
Ardagh Group SA ........................ 5,329 42,659
Ardagh Metal Packaging SA ................. 39,785 157,151
Ball Corp. .............................. 81,575 5,675,173
Berry Global Group, Inc. .................... 30,874 1,748,703
Crown Holdings, Inc. ...................... 28,114 2,307,316
Graphic Packaging Holding Co. ............... 80,909 2,091,498
Packaging Corp. of America ................. 23,410 4,049,462
Sealed Air Corp. ......................... 31,126 979,846
Silgan Holdings, Inc. ....................... 21,303 993,998
Sonoco Products Co. ...................... 26,031 1,459,037
Westrock Co. ........................... 67,162 3,221,089
28,636,450
a
Diversified Consumer Services  —  0 .0%
ADT, Inc. .............................. 67,511 438,822
a
Electrical Equipment  —  6 .2%
Acuity Brands, Inc. ........................ 8,137 2,020,417
AMETEK, Inc. ........................... 60,770 10,614,088
Eaton Corp. PLC ......................... 105,267 33,502,275
Emerson Electric Co. ...................... 150,850 16,258,613
GE Vernova LLC
(a)
........................ 71,653 11,013,783
Generac Holdings, Inc.
(a) (b)
................... 15,810 2,149,528
Hubbell, Inc. ............................ 14,170 5,250,268
nVent Electric PLC ........................ 43,549 3,138,576
Regal Rexnord Corp. ...................... 17,458 2,817,198
Rockwell Automation, Inc. ................... 30,357 8,225,533
Sensata Technologies Holding PLC ............ 39,949 1,530,446
96,520,725
a
Electronic Equipment, Instruments & Components  —  1 .6%
Cognex Corp. ........................... 45,608 1,894,556
Crane NXT Co. .......................... 12,716 773,260
Keysight Technologies, Inc.
(a)
................. 46,062 6,814,412
Littelfuse, Inc. ........................... 6,453 1,488,320
Teledyne Technologies, Inc.
(a)
................. 12,300 4,692,204
Trimble, Inc.
(a)
........................... 65,000 3,904,550
Vontier Corp. ............................ 41,152 1,672,006
Zebra Technologies Corp. , Class A
(a)
............ 13,528 4,255,368
25,494,676
a

Schedule of Investments
(continued)
April 30, 2024
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Financial Services  —  19 .2%
Affirm Holdings, Inc. , Class A
(a)
................ 59,822 $ 1,907,125
Block, Inc. , Class A
(a)
...................... 145,864 10,648,072
Corpay, Inc.
(a)
........................... 18,609 5,622,523
Euronet Worldwide, Inc.
(a)
................... 11,688 1,200,124
Fidelity National Information Services, Inc. ........ 156,419 10,623,979
Fiserv, Inc.
(a)
............................ 158,030 24,126,440
Global Payments, Inc. ..................... 68,217 8,375,001
Jack Henry & Associates, Inc. ................ 19,233 3,129,017
Mastercard, Inc. , Class A .................... 219,495 99,036,144
NCR Atleos Corp.
(a)
....................... 17,502 348,815
PayPal Holdings, Inc.
(a)
..................... 284,986 19,356,249
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 14,342 829,828
Visa, Inc. , Class A ........................ 421,696 113,271,763
Western Union Co. (The) ................... 65,991 886,919
WEX, Inc.
(a)
............................. 11,261 2,378,999
301,740,998
a
Ground Transportation  —  6 .0%
CSX Corp. ............................. 521,570 17,326,556
JB Hunt Transport Services, Inc. .............. 21,726 3,531,996
Knight-Swift Transportation Holdings, Inc. , Class A .. 41,435 1,915,540
Landstar System, Inc. ...................... 9,435 1,645,558
Norfolk Southern Corp. ..................... 60,050 13,830,716
Old Dominion Freight Line, Inc. ............... 52,127 9,471,997
Ryder System, Inc. ........................ 11,672 1,422,233
Saia, Inc.
(a) (b)
............................ 7,022 2,786,540
Schneider National, Inc. , Class B .............. 14,545 300,791
Union Pacific Corp. ....................... 161,136 38,215,014
XPO, Inc.
(a)
............................. 30,094 3,233,901
93,680,842
a
Household Durables  —  0 .3%
Mohawk Industries, Inc.
(a)
................... 14,060 1,621,399
TopBuild Corp.
(a)
......................... 8,373 3,388,302
5,009,701
a
Industrial Conglomerates  —  3 .1%
3M Co. ................................ 145,336 14,026,378
Honeywell International, Inc. ................. 176,003 33,921,058
47,947,436
a
IT Services  —  3 .2%
Accenture PLC , Class A .................... 167,038 50,263,405
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 18,066 1,456,842
a
Life Sciences Tools & Services  —  0 .7%
Mettler-Toledo International, Inc.
(a)
............. 5,657 6,956,413
Waters Corp.
(a) (b)
......................... 15,496 4,788,884
11,745,297
a
Machinery  —  14 .9%
AGCO Corp. ............................ 16,635 1,899,551
Allison Transmission Holdings, Inc. ............. 23,687 1,742,179
Caterpillar, Inc. .......................... 134,884 45,128,140
CNH Industrial N.V.
(a)
...................... 258,433 2,946,136
Crane Co. .............................. 12,728 1,782,047
Cummins, Inc. ........................... 35,989 10,166,533
Deere & Co. ............................ 68,117 26,661,675
Donaldson Co., Inc. ....................... 32,125 2,319,425
Dover Corp. ............................ 36,898 6,615,811
Esab Corp. ............................. 14,949 1,582,800
Flowserve Corp. ......................... 34,733 1,638,008
Fortive Corp. ............................ 93,443 7,033,455
Gates Industrial Corp. PLC
(a)
................. 43,509 766,628
Security Shares Value
a
Machinery (continued)
Graco, Inc. ............................. 44,098 $ 3,536,660
IDEX Corp. ............................. 19,939 4,395,752
Illinois Tool Works, Inc. ..................... 79,127 19,315,692
Ingersoll Rand, Inc. ....................... 106,932 9,978,894
ITT, Inc. ............................... 21,874 2,829,183
Lincoln Electric Holdings, Inc. ................ 14,715 3,230,384
Middleby Corp. (The)
(a)
..................... 14,034 1,950,305
Nordson Corp. ........................... 15,110 3,901,251
Oshkosh Corp. .......................... 17,203 1,931,381
Otis Worldwide Corp. ...................... 109,233 9,962,050
PACCAR, Inc. ........................... 135,476 14,375,358
Parker-Hannifin Corp. ...................... 33,765 18,398,886
Pentair PLC ............................ 43,296 3,424,281
Snap-on, Inc. ........................... 13,749 3,684,182
Stanley Black & Decker, Inc. ................. 40,440 3,696,216
Toro Co. (The) ........................... 27,572 2,415,031
Westinghouse Air Brake Technologies Corp. ....... 47,146 7,594,278
Xylem, Inc. ............................. 62,660 8,189,662
233,091,834
a
Marine Transportation  —  0 .1%
Kirby Corp.
(a)
............................ 15,609 1,703,410
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 17,031 1,246,499
a
Professional Services  —  4 .7%
Automatic Data Processing, Inc. ............... 109,330 26,445,834
Booz Allen Hamilton Holding Corp. , Class A ....... 33,829 4,995,528
Equifax, Inc. ............................ 32,191 7,088,136
FTI Consulting, Inc.
(a) (b)
..................... 8,789 1,879,352
Genpact Ltd. ............................ 47,015 1,445,241
Jacobs Solutions, Inc. ...................... 33,200 4,765,196
ManpowerGroup, Inc. ...................... 12,953 977,304
Paychex, Inc. ........................... 85,141 10,115,602
Paylocity Holding Corp.
(a)
................... 11,166 1,732,517
Robert Half, Inc. ......................... 27,432 1,896,649
TransUnion ............................. 50,946 3,719,058
Verisk Analytics, Inc. ....................... 37,697 8,216,438
73,276,855
a
Semiconductors & Semiconductor Equipment  —  0 .1%
MKS Instruments, Inc. ..................... 17,527 2,085,362
a
Software  —  0 .6%
BILL Holdings, Inc.
(a)
....................... 27,080 1,688,709
Fair Isaac Corp.
(a)
......................... 6,405 7,258,978
8,947,687
a
Trading Companies & Distributors  —  2 .9%
Air Lease Corp. , Class A .................... 27,468 1,379,992
Core & Main, Inc. , Class A
(a)
.................. 45,795 2,586,044
Ferguson PLC ........................... 53,958 11,325,784
MSC Industrial Direct Co., Inc. , Class A .......... 12,355 1,127,270
United Rentals, Inc. ....................... 17,872 11,938,317
Watsco, Inc. ............................ 8,880 3,975,754
WESCO International, Inc. ................... 11,766 1,797,257
WW Grainger, Inc. ........................ 11,671 10,753,076
44,883,494
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,440,495,341 ) ............................... 1,565,495,242

iShares
®
U.S. Industrials ETF
Schedule of Investments
(continued)
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(c) (d) (e)
...................... 8,256,302 $ 8,258,779
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................ 2,124,293 2,124,293
a
Total Short-Term Securities — 0.7%
(Cost: $ 10,381,325 ) ................................. 10,383,072
Total Investments — 100.5%
(Cost: $ 1,450,876,666 ) ............................... 1,575,878,314
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (7,760,637)
Net Assets — 100.0% ................................. $ 1,568,117,677
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 9,936,866 $ — $ (1,678,922)
(a)
$ 2,764 $ (1,929) $ 8,258,779 8,256,302 $ 41,283
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,899,968 224,325
(a)
— — — 2,124,293 2,124,293 102,319 —
$ 2,764 $ (1,929)
$ 10,383,072
$ 143,602 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 17 06/21/24 $ 2,094 $ (34,300)
E-Mini Technology Select Sector Index ...................................................... 1 06/21/24 199 (9,816)
$ (44,116)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 44,116 $ — $ — $ — $ 44,116

Schedule of Investments
(continued)
April 30, 2024
iShares
®
U.S. Industrials ETF

2024
iShares Annual Report to Shareholders
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 578,331 $ — $ — $ — $ 578,331
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (61,724) $ — $ — $ — $ (61,724)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,124,285
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,565,452,583  $ 42,659  $ —  $ 1,565,495,242
Short-Term Securities
Money Market Funds ...................................... 10,383,072  —  —  10,383,072
$ 1,575,835,655  $ 42,659  $ —  $ 1,575,878,314
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (44,116) $ —  $ —  $ (44,116)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Technology ETF
Schedule of Investments
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Communications Equipment  —  0 .1%
F5, Inc.
(a)
.............................. 88,530 $ 14,634,894
a
Consumer Staples Distribution & Retail  —  0 .0%
Maplebear, Inc.
(a)
......................... 33,913 1,157,451
a
Electrical Equipment  —  0 .3%
Vertiv Holdings Co. , Class A
(b)
................ 516,183 48,005,019
a
Electronic Equipment, Instruments & Components  —  1 .6%
Amphenol Corp. , Class A ................... 876,690 105,877,851
Arrow Electronics, Inc.
(a)
.................... 80,752 10,309,608
Avnet, Inc. ............................. 136,041 6,648,324
CDW Corp. ............................. 203,181 49,141,357
Coherent Corp.
(a)
......................... 194,439 10,622,202
Corning, Inc. ............................ 1,144,568 38,205,680
IPG Photonics Corp.
(a)
..................... 44,865 3,767,763
Jabil, Inc.
(b)
............................. 186,764 21,918,623
TD SYNNEX Corp. ........................ 101,717 11,986,331
258,477,739
a
Financial Services  —  0 .1%
Toast, Inc. , Class A
(a) (b)
..................... 548,896 12,970,413
a
Hotels, Restaurants & Leisure  —  0 .4%
DoorDash, Inc. , Class A
(a)
................... 465,885 60,220,295
a
Interactive Media & Services  —  8 .6%
Alphabet, Inc. , Class A
(a)
.................... 2,475,760 403,004,213
Alphabet, Inc. , Class C , NVS
(a)
................ 2,045,694 336,803,060
IAC, Inc.
(a)
.............................. 110,923 5,275,498
Match Group, Inc.
(a) (b)
...................... 406,384 12,524,755
Meta Platforms, Inc. , Class A ................. 1,302,255 560,191,033
Pinterest, Inc. , Class A
(a)
.................... 881,552 29,487,915
ZoomInfo Technologies, Inc.
(a)
................ 450,605 7,146,595
1,354,433,069
a
IT Services  —  4 .1%
Akamai Technologies, Inc.
(a)
.................. 223,730 22,581,069
Amdocs Ltd. ............................ 172,387 14,478,784
Cloudflare, Inc. , Class A
(a)
................... 442,030 38,633,422
Cognizant Technology Solutions Corp. , Class A ..... 754,367 49,546,825
DXC Technology Co.
(a) (b)
.................... 289,509 5,642,530
EPAM Systems, Inc.
(a)
...................... 83,291 19,595,041
Gartner, Inc.
(a)
........................... 113,583 46,863,210
Globant SA
(a)
............................ 61,736 11,025,432
GoDaddy, Inc. , Class A
(a)
.................... 211,043 25,827,442
International Business Machines Corp. .......... 1,366,135 227,051,637
Kyndryl Holdings, Inc.
(a)
..................... 339,946 6,683,338
MongoDB, Inc. , Class A
(a) (b)
.................. 101,831 37,186,645
Okta, Inc. , Class A
(a)
....................... 228,976 21,290,188
Snowflake, Inc. , Class A
(a)
................... 472,163 73,279,698
Twilio, Inc. , Class A
(a)
...................... 253,529 15,181,316
VeriSign, Inc.
(a)
.......................... 133,841 22,683,373
637,549,950
a
Professional Services  —  0 .8%
CACI International, Inc. , Class A
(a)
............. 33,012 13,278,417
Clarivate PLC
(a) (b)
......................... 692,629 4,682,172
Concentrix Corp. ......................... 65,766 3,595,427
Dayforce, Inc.
(a) (b)
......................... 223,739 13,730,862
Dun & Bradstreet Holdings, Inc. ............... 407,812 3,711,089
KBR, Inc. .............................. 200,442 13,016,704
Leidos Holdings, Inc. ...................... 205,775 28,853,771
Paycom Software, Inc. ..................... 77,331 14,536,681
Security Shares Value
a
Professional Services (continued)
Paycor HCM, Inc.
(a) (b)
...................... 95,742 $ 1,663,039
Science Applications International Corp. ......... 77,630 9,990,981
SS&C Technologies Holdings, Inc. ............. 328,105 20,306,418
127,365,561
a
Semiconductors & Semiconductor Equipment  —  30 .8%
Advanced Micro Devices, Inc.
(a)
............... 2,133,373 337,883,616
Allegro MicroSystems, Inc.
(a) (b)
................ 112,237 3,332,317
Analog Devices, Inc. ....................... 748,734 150,203,528
Applied Materials, Inc. ..................... 1,256,250 249,554,062
Broadcom, Inc. .......................... 379,795 493,836,045
Cirrus Logic, Inc.
(a)
........................ 80,670 7,144,942
Entegris, Inc. ............................ 224,904 29,894,240
GlobalFoundries, Inc.
(a) (b)
.................... 117,461 5,741,494
Intel Corp. ............................. 6,344,509 193,317,189
KLA Corp. .............................. 203,294 140,128,521
Lam Research Corp. ...................... 197,876 176,982,273
Lattice Semiconductor Corp.
(a) (b)
............... 204,003 13,994,606
Marvell Technology, Inc. .................... 1,284,338 84,650,718
Microchip Technology, Inc. ................... 798,324 73,429,842
Micron Technology, Inc. ..................... 1,643,121 185,606,948
Monolithic Power Systems, Inc. ............... 69,088 46,242,671
NVIDIA Corp. ........................... 2,327,636 2,011,124,057
ON Semiconductor Corp.
(a)
.................. 648,263 45,482,132
Qorvo, Inc.
(a)
............................ 146,616 17,130,613
QUALCOMM, Inc. ........................ 1,677,371 278,191,980
Skyworks Solutions, Inc. .................... 239,788 25,559,003
Teradyne, Inc. ........................... 232,442 27,037,653
Texas Instruments, Inc. ..................... 1,364,801 240,778,192
Universal Display Corp. .................... 69,927 11,047,067
Wolfspeed, Inc.
(a) (b)
........................ 185,715 5,019,876
4,853,313,585
a
Software  —  35 .6%
Adobe, Inc.
(a)
............................ 678,840 314,187,517
ANSYS, Inc.
(a)
........................... 130,502 42,397,490
AppLovin Corp. , Class A
(a) (b)
.................. 301,026 21,243,405
Aspen Technology, Inc.
(a) (b)
................... 41,127 8,096,672
Atlassian Corp. , Class A
(a) (b)
.................. 233,099 40,162,958
Autodesk, Inc.
(a)
.......................... 323,340 68,822,919
Bentley Systems, Inc. , Class B ................ 291,327 15,303,407
Cadence Design Systems, Inc.
(a)
.............. 406,349 112,001,975
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 505,332 5,669,825
Confluent, Inc. , Class A
(a) (b)
.................. 286,780 8,064,254
Crowdstrike Holdings, Inc. , Class A
(a)
............ 320,861 93,864,677
Datadog, Inc. , Class A
(a)
.................... 418,515 52,523,632
DocuSign, Inc.
(a)
......................... 302,916 17,145,046
Dolby Laboratories, Inc. , Class A .............. 87,494 6,794,784
DoubleVerify Holdings, Inc.
(a)
................. 210,546 6,168,998
Dropbox, Inc. , Class A
(a)
.................... 382,235 8,852,563
Dynatrace, Inc.
(a)
......................... 389,726 17,658,485
Elastic NV
(a)
............................ 120,235 12,290,422
Five9, Inc.
(a)
............................ 108,177 6,227,750
Fortinet, Inc.
(a)
........................... 966,736 61,078,380
Gen Digital, Inc. .......................... 829,747 16,711,105
Gitlab, Inc. , Class A
(a) (b)
..................... 136,050 7,138,543
Guidewire Software, Inc.
(a) (b)
.................. 122,147 13,485,029
HashiCorp, Inc. , Class A
(a) (b)
.................. 145,578 4,725,462
HubSpot, Inc.
(a)
.......................... 69,695 42,156,415
Informatica, Inc. , Class A
(a) (b)
................. 67,766 2,098,713
Intuit, Inc. .............................. 410,725 256,957,775
Manhattan Associates, Inc.
(a)
................. 92,327 19,024,902
Microsoft Corp. .......................... 7,204,688 2,805,001,179
nCino, Inc.
(a)
............................ 105,594 3,079,121

Schedule of Investments
(continued)
April 30, 2024
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Software (continued)
NCR Voyix Corp.
(a)
........................ 191,236 $ 2,342,641
Nutanix, Inc. , Class A
(a) (b)
.................... 363,876 22,087,273
Oracle Corp. ............................ 2,319,625 263,857,344
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 2,891,195 63,519,554
Palo Alto Networks, Inc.
(a)
................... 458,923 133,496,111
Pegasystems, Inc. ........................ 62,788 3,730,863
Procore Technologies, Inc.
(a)
................. 119,196 8,155,390
PTC, Inc.
(a)
............................. 172,493 30,607,158
RingCentral, Inc. , Class A
(a)
.................. 125,191 3,708,157
Roper Technologies, Inc. .................... 159,010 81,327,255
Salesforce, Inc. .......................... 1,407,109 378,427,894
SentinelOne, Inc. , Class A
(a)
.................. 359,232 7,590,572
ServiceNow, Inc.
(a)
........................ 306,121 212,242,873
Smartsheet, Inc. , Class A
(a)
.................. 191,556 7,246,563
Synopsys, Inc.
(a)
......................... 228,364 121,167,655
Teradata Corp.
(a)
......................... 145,567 5,400,536
Tyler Technologies, Inc.
(a) (b)
.................. 62,751 28,962,724
UiPath, Inc. , Class A
(a) (b)
.................... 569,838 10,809,827
Unity Software, Inc.
(a) (b)
..................... 436,049 10,582,909
Workday, Inc. , Class A
(a)
.................... 302,008 73,910,418
Zoom Video Communications, Inc. , Class A
(a)
...... 388,614 23,744,315
Zscaler, Inc.
(a) (b)
.......................... 133,379 23,066,564
5,604,917,999
a
Technology Hardware, Storage & Peripherals  —  16 .4%
Apple, Inc. ............................. 14,203,777 2,419,329,336
Hewlett Packard Enterprise Co. ............... 1,953,099 33,202,683
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. ............................... 1,299,867 $ 36,513,264
NetApp, Inc. ............................ 310,251 31,710,755
Pure Storage, Inc. , Class A
(a)
................. 431,941 21,769,826
Western Digital Corp.
(a)
..................... 488,530 34,602,580
2,577,128,444
a
Total Long-Term Investments — 98.8%
(Cost: $ 12,263,722,257 ) .............................. 15,550,174,419
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(c) (d) (e)
...................... 153,286,206 153,332,193
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................ 25,812,904 25,812,904
a
Total Short-Term Securities — 1.1%
(Cost: $ 179,104,618 ) ................................ 179,145,097
Total Investments — 99.9%
(Cost: $ 12,442,826,875 ) .............................. 15,729,319,516
Other Assets Less Liabilities — 0 .1% ..................... 16,045,068
Net Assets — 100.0% ................................. $ 15,745,364,584
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 172,354,320 $ — $ (19,039,865)
(a)
$ 23,281 $ (5,543) $ 153,332,193 153,286,206 $ 535,338
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 12,704,612 13,108,292
(a)
— — — 25,812,904 25,812,904 855,679 —
$ 23,281 $ (5,543)
$ 179,145,097
$ 1,391,017 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Technology ETF
Schedule of Investments
(continued)
April 30, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index .......................................... 48 06/21/24 $ 4,919 $ (20,034)
E-Mini Technology Select Sector Index ...................................................... 950 06/21/24 189,164 (1,043,944)
$ (1,063,978)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 1,063,978 $ — $ — $ — $ 1,063,978
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 5,688,670 $ — $ — $ — $ 5,688,670
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (1,569,361) $ — $ — $ — $ (1,569,361)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 57,977,412
a

Schedule of Investments
(continued)
April 30, 2024
iShares
®
U.S. Technology ETF

2024
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,550,174,419  $ —  $ —  $ 15,550,174,419
Short-Term Securities
Money Market Funds ...................................... 179,145,097  —  —  179,145,097
$ 15,729,319,516  $ —  $ —  $ 15,729,319,516
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,063,978) $ —  $ —  $ (1,063,978)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Transportation ETF
Schedule of Investments
April 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  20 .5%
Air Transport Services Group, Inc.
(a)
............ 79,723 $ 1,022,049
CH Robinson Worldwide, Inc. ................ 184,259 13,082,389
Expeditors International of Washington, Inc. ....... 229,640 25,561,228
FedEx Corp. ............................ 157,698 41,282,183
Forward Air Corp. ........................ 48,739 1,073,233
GXO Logistics, Inc.
(a) (b)
..................... 187,890 9,330,617
Hub Group, Inc. , Class A .................... 98,415 3,958,251
United Parcel Service, Inc. , Class B ............ 550,180 81,140,547
176,450,497
a
Ground Transportation  —  61 .1%
ArcBest Corp. ........................... 37,393 4,147,258
Avis Budget Group, Inc. .................... 29,213 2,788,381
CSX Corp. ............................. 1,106,755 36,766,401
Heartland Express, Inc. ..................... 72,502 720,670
Hertz Global Holdings, Inc.
(a) (b)
................ 206,920 941,486
JB Hunt Transport Services, Inc. .............. 128,793 20,937,878
Knight-Swift Transportation Holdings, Inc. , Class A .. 254,883 11,783,241
Landstar System, Inc. ...................... 56,776 9,902,302
Lyft, Inc. , Class A
(a)
........................ 546,424 8,546,071
Marten Transport Ltd. ...................... 91,315 1,545,050
Norfolk Southern Corp. ..................... 165,721 38,168,861
Old Dominion Freight Line, Inc. ............... 193,636 35,185,597
RXO, Inc.
(a) (b)
............................ 184,604 3,490,862
Ryder System, Inc. ........................ 70,010 8,530,718
Saia, Inc.
(a) (b)
............................ 41,949 16,646,622
Schneider National, Inc. , Class B .............. 59,100 1,222,188
Uber Technologies, Inc.
(a)
................... 2,206,542 146,227,538
U-Haul Holding Co.
(a)
...................... 15,190 960,464
Union Pacific Corp. ....................... 653,831 155,062,560
Werner Enterprises, Inc. .................... 100,105 3,423,591
XPO, Inc.
(a) (b)
............................ 183,404 19,708,594
526,706,333
a
Marine Transportation  —  2 .1%
Genco Shipping & Trading Ltd. ................ 67,288 1,435,926
Kirby Corp.
(a) (b)
........................... 93,353 10,187,613
Security Shares Value
a
Marine Transportation (continued)
Matson, Inc. ............................ 55,188 $ 5,948,162
17,571,701
a
Passenger Airlines  —  14 .9%
Alaska Air Group, Inc.
(a)
..................... 199,160 8,567,863
Allegiant Travel Co. ....................... 22,655 1,236,057
American Airlines Group, Inc.
(a)
................ 1,033,424 13,961,558
Delta Air Lines, Inc. ....................... 833,896 41,753,173
JetBlue Airways Corp.
(a)
.................... 525,762 2,986,328
Joby Aviation, Inc.
(a) (b)
...................... 581,970 2,938,949
SkyWest, Inc.
(a)
.......................... 64,713 4,725,990
Southwest Airlines Co. ..................... 942,414 24,446,219
Spirit Airlines, Inc. ........................ 173,174 611,304
Sun Country Airlines Holdings, Inc.
(a)
............ 61,653 820,601
United Airlines Holdings, Inc.
(a)
................ 518,106 26,661,735
128,709,777
a
Total Long-Term Investments — 98.6%
(Cost: $ 977,228,430 ) ................................ 849,438,308
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(c) (d) (e)
...................... 12,348,408 12,352,113
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................ 962,718 962,718
a
Total Short-Term Securities — 1.5%
(Cost: $ 13,310,920 ) ................................. 13,314,831
Total Investments — 100.1%
(Cost: $ 990,539,350 ) ................................ 862,753,139
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (1,011,309)
Net Assets — 100.0% ................................. $ 861,741,830
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 23,884,603 $ — $ (11,529,299)
(a)
$ 6,718 $ (9,909) $ 12,352,113 12,348,408 $ 57,175
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 951,661 11,057
(a)
— — — 962,718 962,718 68,173 —
$ 6,718 $ (9,909)
$ 13,314,831
$ 125,348 $ —

Schedule of Investments
(continued)
April 30, 2024
iShares
®
U.S. Transportation ETF

2024
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 76 06/21/24 $ 9,363 $ (7,000)
E-Mini S&P Consumer Discretionary Select Sector Index .......................................... 15 06/21/24 2,678 (2,378)
$ (9,378)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 9,378 $ — $ — $ — $ 9,378
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 348,385 $ — $ — $ — $ 348,385
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (32,757) $ — $ — $ — $ (32,757)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,962,175
a

iShares
®
U.S. Transportation ETF
Schedule of Investments
(continued)
April 30, 2024

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 849,438,308  $ —  $ —  $ 849,438,308
Short-Term Securities
Money Market Funds ...................................... 13,314,831  —  —  13,314,831
$ 862,753,139  $ —  $ —  $ 862,753,139
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (9,378) $ —  $ —  $ (9,378)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2024
iShares
®
U.S. Utilities ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  11 .5%
Clean Harbors, Inc.
(a)
...................... 38,796 $ 7,349,902
Republic Services, Inc. ..................... 158,399 30,365,088
Stericycle, Inc.
(a)
......................... 70,598 3,157,849
Waste Management, Inc. .................... 312,005 64,903,280
105,776,119
a
Electric Utilities  —  56 .6%
Alliant Energy Corp. ....................... 195,549 9,738,340
American Electric Power Co., Inc. .............. 403,902 34,747,689
Avangrid, Inc. ........................... 54,338 1,984,967
Constellation Energy Corp. .................. 246,715 45,874,187
Duke Energy Corp. ....................... 591,406 58,111,554
Edison International ....................... 289,857 20,597,238
Entergy Corp. ........................... 162,304 17,312,968
Evergy, Inc. ............................. 170,724 8,954,474
Eversource Energy ....................... 267,311 16,204,393
Exelon Corp. ............................ 762,487 28,654,261
FirstEnergy Corp. ........................ 417,598 16,010,707
Hawaiian Electric Industries, Inc. .............. 84,457 831,901
IDACORP, Inc. .......................... 38,717 3,669,597
NextEra Energy, Inc. ...................... 1,574,999 105,477,683
NRG Energy, Inc. ......................... 171,957 12,496,115
OGE Energy Corp. ........................ 153,180 5,307,687
PG&E Corp. ............................ 1,562,378 26,732,288
Pinnacle West Capital Corp. ................. 86,735 6,388,033
PPL Corp. ............................. 565,980 15,541,811
Southern Co. (The) ....................... 836,061 61,450,484
Xcel Energy, Inc. ......................... 422,574 22,704,901
518,791,278
a
Electrical Equipment  —  0 .2%
Sunrun, Inc.
(a) (b)
.......................... 163,116 1,678,464
a
Gas Utilities  —  2 .3%
Atmos Energy Corp. ....................... 115,499 13,617,332
National Fuel Gas Co. ..................... 68,108 3,616,535
UGI Corp. .............................. 160,173 4,094,022
21,327,889
a
Independent Power and Renewable Electricity Producers  —  3 .7%
AES Corp. (The) ......................... 512,080 9,166,232
Brookfield Renewable Corp. , Class A ........... 102,260 2,376,522
Clearway Energy, Inc. , Class A ................ 26,764 581,047
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy, Inc. , Class C ............... 62,029 $ 1,450,238
Vistra Corp. ............................ 270,907 20,545,587
34,119,626
a
Multi-Utilities  —  22 .7%
Ameren Corp. ........................... 200,808 14,833,687
CenterPoint Energy, Inc. .................... 483,929 14,101,691
CMS Energy Corp. ........................ 223,012 13,516,757
Consolidated Edison, Inc. ................... 266,103 25,120,123
Dominion Energy, Inc. ...................... 641,197 32,688,223
DTE Energy Co. ......................... 157,983 17,428,685
NiSource, Inc. ........................... 316,938 8,829,893
Public Service Enterprise Group, Inc. ........... 381,385 26,346,076
Sempra ............................... 483,291 34,618,134
WEC Energy Group, Inc. .................... 241,996 19,998,549
207,481,818
a
Water Utilities  —  2 .8%
American Water Works Co., Inc. ............... 149,421 18,277,176
Essential Utilities, Inc. ...................... 192,391 7,037,663
25,314,839
a
Total Long-Term Investments — 99.8%
(Cost: $ 922,388,084 ) ................................ 914,490,033
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(c) (d) (e)
...................... 664,252 664,452
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................ 1,148,255 1,148,255
a
Total Short-Term Securities — 0.2%
(Cost: $ 1,812,684 ) .................................. 1,812,707
Total Investments — 100.0%
(Cost: $ 924,200,768 ) ................................ 916,302,740
Liabilities in Excess of Other Assets — 0 .0% ................ (426,392)
Net Assets — 100.0% ................................. $ 915,876,348
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Utilities ETF
Schedule of Investments
(continued)
April 30, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 28,258,427 $ — $ (27,594,154)
(a)
$ 167 $ 12 $ 664,452 664,252 $ 15,488
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,350,795 — (202,540)
(a)
— — 1,148,255 1,148,255 75,580 —
$ 167 $ 12
$ 1,812,707
$ 91,068 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index .......................................................... 17 06/21/24 $ 1,149 $ 32,518
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 32,518 $ — $ — $ — $ 32,518
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 76,017 $ — $ — $ — $ 76,017
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (7,019) $ — $ — $ — $ (7,019)

Schedule of Investments
(continued)
April 30, 2024
iShares
®
U.S. Utilities ETF

2024
iShares Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,518,020
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 914,490,033  $ —  $ —  $ 914,490,033
Short-Term Securities
Money Market Funds ...................................... 1,812,707  —  —  1,812,707
$ 916,302,740  $ —  $ —  $ 916,302,740
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 32,518  $ —  $ —  $ 32,518
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Financial Statements
Statements of Assets and Liabilities
April 30, 2024
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400
Social ETF
iShares
MSCI USA ESG
Select ETF
iShares
U.S. Basic Materials
ETF
ASSETS
Investments, at value — unaffiliated
(a)(b)
..................................... $ 1,817,417,467  $ 4,212,367,667  $ 3,325,198,697  $ 647,266,498
Investments, at value — affiliated
(c)
........................................ 21,873,550  41,924,840  23,397,621  3,639,435
Cash ............................................................ —  —  18,653  —
Cash pledged:
Futures contracts .................................................. 191,000  632,000  341,000  63,000
Receivables:
Securities lending income — affiliated .................................... 6,192  7,343  2,290  585
Dividends — unaffiliated ............................................. 1,051,419  3,355,955  3,216,498  717,120
Dividends — affiliated ............................................... 13,144  43,918  25,213  4,392
Total assets .......................................................
1,840,552,772  4,258,331,723  3,352,199,972  651,691,030
LIABILITIES
Collateral on securities loaned ........................................... 14,048,348  10,461,910  18,245,511  2,652,747
Payables:
Investment advisory fees ............................................. 304,455  884,852  692,810  203,489
Variation margin on futures contracts ..................................... 64,000  212,000  103,780  25,800
Total liabilities ......................................................
14,416,803  11,558,762  19,042,101  2,882,036
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 1,826,135,969  $ 4,246,772,961  $ 3,333,157,871  $ 648,808,994
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 939,145,550  $ 3,161,822,660  $ 3,380,069,221  $ 904,322,110
Accumulated earnings (loss) ............................................ 886,990,419  1,084,950,301  (46,911,350) (255,513,116)
NET ASSETS ......................................................
$ 1,826,135,969  $ 4,246,772,961  $ 3,333,157,871  $ 648,808,994
NET ASSET VALUE
Shares outstanding .................................................. 14,900,000  44,150,000  31,900,000  4,600,000
Net asset value ..................................................... $ 122.56  $ 96.19  $ 104.49  $ 141.05
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 13,247,281  $ 9,905,624  $ 17,264,684  $ 2,534,958
(b)
Investments, at cost — unaffiliated ...................................... $ 886,751,634  $ 3,015,165,769  $ 3,134,053,296  $ 696,388,528
(c)
Investments, at cost — affiliated ........................................ $ 20,041,236  $ 38,677,738  $ 23,393,329  $ 3,638,129

2024
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
(continued)
April 30, 2024
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
ASSETS
Investments, at value — unaffiliated
(a)(b)
.................................... $ 996,873,986  $ 1,263,301,175  $ 1,344,453,964  $ 1,251,426,098
Investments, at value — affiliated
(c)
....................................... 16,844,563  3,732,890  8,060,078  143,227,090
Cash ........................................................... 5,435  19,624  —  2,001
Cash pledged:
Futures contracts ................................................. 32,000  123,000  99,000  147,000
Receivables:
Securities lending income — affiliated ................................... 13,538  381  7,786  9,289
Capital shares sold ................................................ 4,932  —  4,630  —
Dividends — unaffiliated ............................................ 269,869  2,561,684  1,024,317  1,002,152
Dividends — affiliated .............................................. 3,097  7,594  5,392  9,502
Total assets ......................................................
1,014,047,420  1,269,746,348  1,353,655,167  1,395,823,132
LIABILITIES
Collateral on securities loaned .......................................... 16,017,746  2,040,203  6,383,143  112,529,721
Payables:
Investment advisory fees ............................................ 314,996  403,474  435,874  412,373
Variation margin on futures contracts .................................... 12,410  15,190  52,117  34,450
Total liabilities .....................................................
16,345,152  2,458,867  6,871,134  112,976,544
Commitments and contingent liabilities
NET ASSETS .....................................................
$ 997,702,268  $ 1,267,287,481  $ 1,346,784,033  $ 1,282,846,588
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 1,186,862,019  $ 1,367,987,501  $ 1,430,412,170  $ 1,361,330,166
Accumulated loss .................................................. (189,159,751) (100,700,020) (83,628,137) (78,483,578)
NET ASSETS .....................................................
$ 997,702,268  $ 1,267,287,481  $ 1,346,784,033  $ 1,282,846,588
NET ASSET VALUE
Shares outstanding ................................................. 12,850,000  18,950,000
(d)
27,550,000  20,200,000
(d)
Net asset value .................................................... $ 77.64  $ 66.88
(d)
$ 48.89  $ 63.51
(d)
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 15,252,752  $ 1,985,139  $ 5,978,432  $ 108,895,268
(b)
Investments, at cost — unaffiliated ..................................... $ 1,014,312,949  $ 1,301,048,105  $ 1,049,514,562  $ 1,172,948,822
(c)
Investments, at cost — affiliated ....................................... $ 16,837,688  $ 3,732,890  $ 8,058,302  $ 146,237,528
(d)
Shares outstanding and net asset value per share reflect a three-for-one stock split effective after the close of trading on March 6, 2024.

Statements of Assets and Liabilities
(continued)
April 30, 2024
Financial Statements
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
ASSETS
Investments, at value — unaffiliated
(a)(b)
..................................... $ 2,464,108,193  $ 3,262,291,312  $ 1,565,495,242  $ 15,550,174,419
Investments, at value — affiliated
(c)
........................................ 72,784,412  50,425,772  10,383,072  179,145,097
Cash ............................................................ 150,006  —  736  13,253
Cash pledged:
Futures contracts .................................................. 262,000  262,999  94,000  1,105,000
Receivables:
Investments sold .................................................. 13,001,789  —  —  173,486,121
Securities lending income — affiliated .................................... 2,090  9,393  1,135  20,806
Dividends — unaffiliated ............................................. 1,868,723  3,184,633  912,334  118,911
Dividends — affiliated ............................................... 27,448  18,632  8,987  107,839
Total assets .......................................................
2,552,204,661  3,316,192,741  1,576,895,506  15,904,171,446
LIABILITIES
Due to broker ...................................................... —  2,381  —  —
Collateral on securities loaned ........................................... 3,846,398  45,514,933  8,240,461  153,273,234
Payables:
Investments purchased .............................................. 16,875,681  —  —  —
Investment advisory fees ............................................. 802,823  1,053,136  498,118  5,094,968
Variation margin on futures contracts ..................................... 57,513  4,680  39,250  438,660
Total liabilities ......................................................
21,582,415  46,575,130  8,777,829  158,806,862
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 2,530,622,246  $ 3,269,617,611  $ 1,568,117,677  $ 15,745,364,584
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 2,470,169,932  $ 3,198,546,544  $ 1,553,271,064  $ 12,827,547,904
Accumulated earnings ................................................ 60,452,314  71,071,067  14,846,613  2,917,816,680
NET ASSETS ......................................................
$ 2,530,622,246  $ 3,269,617,611  $ 1,568,117,677  $ 15,745,364,584
NET ASSET VALUE
Shares outstanding .................................................. 27,750,000  55,600,000
(d)
13,050,000  122,850,000
Net asset value ..................................................... $ 91.19  $ 58.81
(d)
$ 120.16  $ 128.17
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 3,660,995  $ 43,729,938  $ 7,879,221  $ 146,647,777
(b)
Investments, at cost — unaffiliated ...................................... $ 2,212,225,453  $ 3,070,595,657  $ 1,440,495,341  $ 12,263,722,257
(c)
Investments, at cost — affiliated ........................................ $ 78,567,513  $ 50,412,317  $ 10,381,325  $ 179,104,618
(d)
Shares outstanding and net asset value per share reflect a five-for-one stock split effective after the close of trading on March 6, 2024.

2024
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
(continued)
April 30, 2024
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
ASSETS
Investments, at value — unaffiliated
(a)(b)
.................................................................... $ 849,438,308  $ 914,490,033
Investments, at value — affiliated
(c)
....................................................................... 13,314,831  1,812,707
Cash pledged:
Futures contracts ................................................................................. 25,000  45,000
Receivables:
Investments sold ................................................................................. 11,624,509  —
Securities lending income — affiliated ................................................................... 3,793  257
Capital shares sold ................................................................................ —  72,465
Dividends — unaffiliated ............................................................................ 13,437  392,473
Dividends — affiliated .............................................................................. 4,535  5,225
Total assets ......................................................................................
874,424,413  916,818,160
LIABILITIES
Collateral on securities loaned .......................................................................... 12,377,890  660,011
Payables:
Capital shares redeemed ............................................................................ 4,532  —
Investment advisory fees ............................................................................ 287,646  276,393
Variation margin on futures contracts .................................................................... 12,515  5,408
Total liabilities .....................................................................................
12,682,583  941,812
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 861,741,830  $ 915,876,348
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 1,123,327,908  $ 992,504,496
Accumulated loss .................................................................................. (261,586,078) (76,628,148)
NET ASSETS .....................................................................................
$ 861,741,830  $ 915,876,348
NET ASSET VALUE
Shares outstanding ................................................................................. 13,400,000
(d)
10,700,000
Net asset value .................................................................................... $ 64.31
(d)
$ 85.60
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 11,698,268  $ 617,411
(b)
Investments, at cost — unaffiliated ..................................................................... $ 977,228,430  $ 922,388,084
(c)
Investments, at cost — affiliated ....................................................................... $ 13,310,920  $ 1,812,684
(d)
Shares outstanding and net asset value per share reflect a four-for-one stock split effective after the close of trading on March 6, 2024.

Financial Statements
Statements of Operations
Year Ended April 30, 2024
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400
Social ETF
iShares
MSCI USA ESG
Select ETF
iShares
U.S. Basic Materials
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 25,231,913  $ 56,645,093  $ 65,208,304  $ 15,040,699
Dividends — affiliated .............................................. 259,081  1,058,250  530,016  60,289
Interest — unaffiliated .............................................. 18,659  53,472  42,646  11,168
Securities lending income — affiliated — net ............................... 171,394  147,920  156,032  15,769
Foreign taxes withheld ............................................. (7,942) (28,369) (52,879) (7,115)
Total investment income ..............................................
25,673,105  57,876,366  65,884,119  15,120,810
EXPENSES
Investment advisory ............................................... 3,391,167  9,768,371  9,918,965  2,752,079
Total expenses .................................................... 3,391,167  9,768,371  9,918,965  2,752,079
Net investment income ...............................................
22,281,938  48,107,995  55,965,154  12,368,731
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (2,539,135) (19,960,268) (59,876,705) (7,170,564)
Investments — affiliated ........................................... (35,729) (59,241) 1,420,875  5,266
Futures contracts ............................................... 703,890  2,560,490  2,226,401  211,377
In-kind redemptions — unaffiliated
(a)
................................... 70,123,077  129,590,074  625,389,536  38,200,843
In-kind redemptions — affiliated
(a)
.................................... 167,188  555,537  1,275,808  —
68,419,291  112,686,592  570,435,915  31,246,922
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 251,738,518  684,947,805  176,335,897  10,398,429
Investments — affiliated ........................................... 336,693  1,788,938  (1,309,466) (2,380)
Futures contracts ............................................... (221,262) (1,112,306) (496,642) (88,393)
251,853,949  685,624,437  174,529,789  10,307,656
Net realized and unrealized gain ........................................
320,273,240  798,311,029  744,965,704  41,554,578
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 342,555,178  $ 846,419,024  $ 800,930,858  $ 53,923,309
(a)
See Note 2 of the Notes to Financial Statements.

2024
iShares Annual Report to Shareholders
Statements of Operations
(continued)
Year Ended April 30, 2024
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 8,583,703  $ 43,571,433  $ 41,442,676  $ 24,563,540
Dividends — affiliated .............................................. 57,872  125,176  107,195  1,025,522
Interest — unaffiliated .............................................. 10,533  13,495  34,574  18,556
Securities lending income — affiliated — net ............................... 427,270  14,752  126,414  45,258
Foreign taxes withheld ............................................. (3,997) —  —  (6,364)
Total investment income ..............................................
9,075,381  43,724,856  41,710,859  25,646,512
EXPENSES
Investment advisory ............................................... 3,334,611  5,835,603  5,218,813  4,780,463
Total expenses .................................................... 3,334,611  5,835,603  5,218,813  4,780,463
Net investment income ...............................................
5,740,770  37,889,253  36,492,046  20,866,049
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (1,721,670) (16,696,778) 2,046,390  (49,279,457)
Investments — affiliated ........................................... 3,264  3,027  5,913  (1,963,300)
Futures contracts ............................................... 268,992  (169,023) 722,831  633,717
In-kind redemptions — unaffiliated
(a)
................................... 35,239,899  39,844,161  131,063,410  9,573,229
In-kind redemptions — affiliated
(a)
.................................... —  —  —  67,032
33,790,485  22,981,387  133,838,544  (40,968,779)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 115,785,201  (99,790,041) (29,124,391) 291,583,795
Investments — affiliated ........................................... (1,462) (855) (2,953) 5,358,158
Futures contracts ............................................... (66,784) (105,709) (130,471) (183,113)
115,716,955  (99,896,605) (29,257,815) 296,758,840
Net realized and unrealized gain (loss) ....................................
149,507,440  (76,915,218) 104,580,729  255,790,061
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 155,248,210  $ (39,025,965) $ 141,072,775  $ 276,656,110
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended April 30, 2024
Financial Statements
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 43,721,607  $ 51,415,153  $ 17,864,828  $ 83,907,136
Dividends — affiliated .............................................. 1,682,205  261,204  102,319  855,679
Interest — unaffiliated .............................................. 27,648  43,002  12,684  105,353
Securities lending income — affiliated — net ............................... 74,639  457,327  41,283  535,338
Foreign taxes withheld ............................................. (9,977) —  (1,486) —
Total investment income ..............................................
45,496,122  52,176,686  18,019,628  85,403,506
EXPENSES
Investment advisory ............................................... 7,961,992  12,654,109  4,883,878  51,748,810
Total expenses .................................................... 7,961,992  12,654,109  4,883,878  51,748,810
Net investment income ...............................................
37,534,130  39,522,577  13,135,750  33,654,696
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (33,210,116) (16,723,719) (9,179,501) (72,487,929)
Investments — affiliated ........................................... (140,948) (8,821) 2,764  23,281
Futures contracts ............................................... 1,553,570  374,070  578,331  5,688,670
In-kind redemptions — unaffiliated
(a)
................................... 37,062,007  277,066,624  39,990,329  2,454,242,491
In-kind redemptions — affiliated
(a)
.................................... 23,925  —  —  —
5,288,438  260,708,154  31,391,923  2,387,466,513
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 432,008,872  (129,841,358) 181,462,981  1,660,219,220
Investments — affiliated ........................................... 5,186,087  (5,834) (1,929) (5,543)
Futures contracts ............................................... (273,418) (296,095) (61,724) (1,569,361)
436,921,541  (130,143,287) 181,399,328  1,658,644,316
Net realized and unrealized gain ........................................
442,209,979  130,564,867  212,791,251  4,046,110,829
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 479,744,109  $ 170,087,444  $ 225,927,001  $ 4,079,765,525
(a)
See Note 2 of the Notes to Financial Statements.

2024
iShares Annual Report to Shareholders
Statements of Operations
(continued)
Year Ended April 30, 2024
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 15,441,141  $ 26,795,107
Dividends — affiliated .............................................................................. 68,173  75,580
Interest — unaffiliated .............................................................................. 8,865  15,566
Securities lending income — affiliated — net ............................................................... 57,175  15,488
Foreign taxes withheld ............................................................................. —  (20,550)
Total investment income ..............................................................................
15,575,354  26,881,191
EXPENSES
Investment advisory ............................................................................... 3,739,321  3,364,578
Total expenses .................................................................................... 3,739,321  3,364,578
Net investment income ...............................................................................
11,836,033  23,516,613
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (19,251,593) (3,497,609)
Investments — affiliated ........................................................................... 6,718  167
Futures contracts ............................................................................... 348,385  76,017
In-kind redemptions — unaffiliated
(a)
................................................................... 101,183,893  22,657,421
82,287,403  19,235,996
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 33,616,844  (23,089,046)
Investments — affiliated ........................................................................... (9,909) 12
Futures contracts ............................................................................... (32,757) (7,019)
33,574,178  (23,096,053)
Net realized and unrealized gain (loss) ....................................................................
115,861,581  (3,860,057)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 127,697,614  $ 19,656,556
(a)
See Note 2 of the Notes to Financial Statements.

Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400 Social ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 22,281,938  $ 22,189,315  $ 48,107,995  $ 50,357,422
Net realized gain ............................................. 68,419,291  62,920,884  112,686,592  211,202,214
Net change in unrealized appreciation (depreciation) ..................... 251,853,949  (63,484,282) 685,624,437  (229,137,253)
Net increase in net assets resulting from operations ........................
342,555,178  21,625,917  846,419,024  32,422,383
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(22,333,716) (22,417,559) (47,349,666) (50,565,891)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(48,105,275) (4,614,827) (88,761,632) (59,105,660)
NET ASSETS
Total increase (decrease) in net assets ................................ 272,116,187  (5,406,469) 710,307,726  (77,249,168)
Beginning of year ...............................................
1,554,019,782  1,559,426,251  3,536,465,235  3,613,714,403
End of year ...................................................
$ 1,826,135,969  $ 1,554,019,782  $ 4,246,772,961  $ 3,536,465,235
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2024
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA ESG Select ETF
iShares
U.S. Basic Materials ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 55,965,154  $ 51,462,121  $ 12,368,731  $ 18,254,644
Net realized gain (loss) ......................................... 570,435,915  11,681,306  31,246,922  (62,615,858)
Net change in unrealized appreciation (depreciation) ..................... 174,529,789  (42,634,731) 10,307,656  (46,835,243)
Net increase (decrease) in net assets resulting from operations ................
800,930,858  20,508,696  53,923,309  (91,196,457)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(55,311,905) (50,432,428) (12,753,032) (18,732,865)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(672,488,910) (372,694,673) (307,802,344) (100,955,756)
NET ASSETS
Total increase (decrease) in net assets ................................ 73,130,043  (402,618,405) (266,632,067) (210,885,078)
Beginning of year ...............................................
3,260,027,828  3,662,646,233  915,441,061  1,126,326,139
End of year ...................................................
$ 3,333,157,871  $ 3,260,027,828  $ 648,808,994  $ 915,441,061
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Consumer Discretionary ETF
iShares
U.S. Consumer Staples ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 5,740,770  $ 4,894,973  $ 37,889,253  $ 39,191,841
Net realized gain (loss) ......................................... 33,790,485  (61,660,767) 22,981,387  51,112,517
Net change in unrealized appreciation (depreciation) ..................... 115,716,955  18,657,011  (99,896,605) (28,313,240)
Net increase (decrease) in net assets resulting from operations ................
155,248,210  (38,108,783) (39,025,965) 61,991,118
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(5,773,517) (4,983,461) (39,211,431) (36,324,935)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
149,627,644  (115,173,704) (465,854,689) 650,759,054
NET ASSETS
Total increase (decrease) in net assets ................................ 299,102,337  (158,265,948) (544,092,085) 676,425,237
Beginning of year ...............................................
698,599,931  856,865,879  1,811,379,566  1,134,954,329
End of year ...................................................
$ 997,702,268  $ 698,599,931  $ 1,267,287,481  $ 1,811,379,566
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2024
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Energy ETF
iShares
U.S. Financial Services ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 36,492,046  $ 76,923,261  $ 20,866,049  $ 27,909,618
Net realized gain (loss) ......................................... 133,838,544  862,277,987  (40,968,779) 14,910,443
Net change in unrealized appreciation (depreciation) ..................... (29,257,815) (570,031,462) 296,758,840  (118,687,739)
Net increase (decrease) in net assets resulting from operations ................
141,072,775  369,169,786  276,656,110  (75,867,678)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(36,089,290) (81,833,379) (21,038,122) (30,227,687)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(313,311,666) (2,285,005,157) (175,128,452) (720,578,894)
NET ASSETS
Total increase (decrease) in net assets ................................ (208,328,181) (1,997,668,750) 80,489,536  (826,674,259)
Beginning of year ...............................................
1,555,112,214  3,552,780,964  1,202,357,052  2,029,031,311
End of year ...................................................
$ 1,346,784,033  $ 1,555,112,214  $ 1,282,846,588  $ 1,202,357,052
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 37,534,130  $ 38,793,620  $ 39,522,577  $ 36,644,552
Net realized gain (loss) ......................................... 5,288,438  (23,505,030) 260,708,154  117,385,072
Net change in unrealized appreciation (depreciation) ..................... 436,921,541  (57,581,882) (130,143,287) (32,842,820)
Net increase (decrease) in net assets resulting from operations ................
479,744,109  (42,293,292) 170,087,444  121,186,804
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(34,613,837) (37,169,793) (39,003,986) (36,619,957)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
256,516,293  (191,510,087) (123,458,383) 350,643,267
NET ASSETS
Total increase (decrease) in net assets ................................ 701,646,565  (270,973,172) 7,625,075  435,210,114
Beginning of year ...............................................
1,828,975,681  2,099,948,853  3,261,992,536  2,826,782,422
End of year ...................................................
$ 2,530,622,246  $ 1,828,975,681  $ 3,269,617,611  $ 3,261,992,536
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2024
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Industrials ETF
iShares
U.S. Technology ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 13,135,750  $ 12,971,777  $ 33,654,696  $ 36,351,089
Net realized gain ............................................. 31,391,923  44,381,417  2,387,466,513  323,150,313
Net change in unrealized appreciation (depreciation) ..................... 181,399,328  (41,180,782) 1,658,644,316  461,668,956
Net increase in net assets resulting from operations ........................
225,927,001  16,172,412  4,079,765,525  821,170,358
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(13,000,334) (12,823,027) (53,062,094) (41,892,148)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
178,508,033  (75,758,298) 1,166,343,871  2,434,605,506
NET ASSETS
Total increase (decrease) in net assets ................................ 391,434,700  (72,408,913) 5,193,047,302  3,213,883,716
Beginning of year ...............................................
1,176,682,977  1,249,091,890  10,552,317,282  7,338,433,566
End of year ...................................................
$ 1,568,117,677  $ 1,176,682,977  $ 15,745,364,584  $ 10,552,317,282
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Transportation ETF
iShares
U.S. Utilities ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 11,836,033  $ 11,216,360  $ 23,516,613  $ 23,309,552
Net realized gain (loss) ......................................... 82,287,403  (55,555,146) 19,235,996  40,681,978
Net change in unrealized appreciation (depreciation) ..................... 33,574,178  (42,364,306) (23,096,053) (64,998,136)
Net increase (decrease) in net assets resulting from operations ................
127,697,614  (86,703,092) 19,656,556  (1,006,606)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(12,090,918) (11,528,316) (22,951,390) (24,453,499)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(76,395,634) (257,513,837) (82,377,699) 56,018,765
NET ASSETS
Total increase (decrease) in net assets ................................ 39,211,062  (355,745,245) (85,672,533) 30,558,660
Beginning of year ...............................................
822,530,768  1,178,276,013  1,001,548,881  970,990,221
End of year ...................................................
$ 861,741,830  $ 822,530,768  $ 915,876,348  $ 1,001,548,881
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2024
iShares Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Dow Jones U.S. ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year .........................
$ 101.24  $ 101.26  $ 105.12  $ 71.50  $ 73.44
Net investment income
(b)
............................... 1 .48  1 .43  1 .23  1 .19  1 .28
Net realized and unrealized gain (loss)
(c)
.....................
21.33  ( 0 .01 ) ( 3 .87 ) 33.68  ( 1 .75 )
Net increase (decrease) from investment operations ..............
22.81  1 .42  ( 2 .64 ) 34.87  ( 0 .47 )
Distributions from net investment income
(d)
..................... ( 1 .49 ) ( 1 .44 ) ( 1 .22 ) ( 1 .25 ) ( 1 .47 )
Net asset value, end of year .............................
$ 122.56  $ 101.24  $ 101.26  $ 105.12  $ 71.50
Total Return
(e)
– – – – –
Based on net asset value ................................
22.68% 1 .50% ( 2 .61 ) % 49.18% ( 0 .63 ) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .20% 0 .20% 0 .20% 0 .20% 0 .20%
Net investment income ..................................
1 .31% 1 .48% 1 .11% 1 .35% 1 .72%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,826,136  $ 1,554,020  $ 1,559,426  $ 1,613,580  $ 1,158,276
Portfolio turnover rate
(g)
..................................
3% 4% 4% 4% 4%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI KLD 400 Social ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year ..........................
$ 78.33  $ 78.64  $ 80.24  $ 55.03  $ 54.88
Net investment income
(b)
................................ 1 .08  1 .05  0 .92  0 .86  0 .90
Net realized and unrealized gain (loss)
(c)
......................
17.84  ( 0 .31 ) ( 1 .61 ) 25.19  0 .14
Net increase (decrease) from investment operations ...............
18.92  0 .74  ( 0 .69 ) 26.05  1 .04
Distributions from net investment income
(d)
...................... ( 1 .06 ) ( 1 .05 ) ( 0 .91 ) ( 0 .84 ) ( 0 .89 )
Net asset value, end of year ..............................
$ 96.19  $ 78.33  $ 78.64  $ 80.24  $ 55.03
Total Return
(e)
– – – – –
Based on net asset value .................................
24.31% 1 .03% ( 0 .95 ) % 47.69% 1 .95%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income ...................................
1 .23% 1 .40% 1 .07% 1 .27% 1 .61%
Supplemental Data
Net assets, end of year (000) ...............................
$ 4,246,773  $ 3,536,465  $ 3,613,714  $ 3,109,465  $ 1,793,824
Portfolio turnover rate
(g)
...................................
5% 4% 6% 5% 6%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA ESG Select ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year ..........................
$ 88.35  $ 88.58  $ 92.11  $ 61.68  $ 61.08
Net investment income
(b)
................................ 1 .36  1 .32  1 .09  1 .03  1 .00
Net realized and unrealized gain (loss)
(c)
......................
16.11  ( 0 .26 ) ( 3 .54 ) 30.38  0 .65
Net increase (decrease) from investment operations ...............
17.47  1 .06  ( 2 .45 ) 31.41  1 .65
Distributions from net investment income
(d)
...................... ( 1 .33 ) ( 1 .29 ) ( 1 .08 ) ( 0 .98 ) ( 1 .05 )
Net asset value, end of year ..............................
$ 104.49  $ 88.35  $ 88.58  $ 92.11  $ 61.68
Total Return
(e)
– – – – –
Based on net asset value .................................
19.90% 1 .30% ( 2 .77 ) % 51.29% 2 .76%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income ...................................
1 .41% 1 .55% 1 .11% 1 .31% 1 .61%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,333,158  $ 3,260,028  $ 3,662,646  $ 3,057,931  $ 1,289,055
Portfolio turnover rate
(g)
...................................
16% 18% 19% 27% 13%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Basic Materials ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Net asset value, beginning of year .........................
$ 130.78  $ 140.79  $ 131.01  $ 81.27  $ 94.03
Net investment income
(a)
............................... 2 .35  2 .65  2 .16  1 .78  1 .65
Net realized and unrealized gain (loss)
(b)
.....................
10.37  ( 9 .96 ) 9 .70  49.62  (12.42)
Net increase (decrease) from investment operations ..............
12.72  ( 7 .31 ) 11.86  51.40  (10.77)
Distributions from net investment income
(c)
..................... ( 2 .45 ) ( 2 .70 ) ( 2 .08 ) ( 1 .66 ) ( 1 .99 )
Net asset value, end of year .............................
$ 141.05  $ 130.78  $ 140.79  $ 131.01  $ 81.27
Total Return
(d)
– – – – –
Based on net asset value ................................
9 .85% ( 5 .07 ) % 9 .13% 63.81% (11.59) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .39% 0 .40% 0 .39% 0 .41% 0 .43%
Net investment income ..................................
1 .78% 2 .09% 1 .60% 1 .64% 1 .83%
Supplemental Data
Net assets, end of year (000) ..............................
$ 648,809  $ 915,441  $ 1,126,326  $ 779,484  $ 256,007
Portfolio turnover rate
(f)
..................................
11% 30% 47% 28% 11%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Discretionary ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year .........................
$ 64.39  $ 66.68  $ 78.01  $ 51.17  $ 54.31
Net investment income
(b)
............................... 0 .49  0 .42  0 .31  0 .44  0 .52
Net realized and unrealized gain (loss)
(c)
.....................
13.26  ( 2 .28 ) (11.31) 26.82  ( 3 .11 )
Net increase (decrease) from investment operations ..............
13.75  ( 1 .86 ) (11.00) 27.26  ( 2 .59 )
Distributions from net investment income
(d)
..................... ( 0 .50 ) ( 0 .43 ) ( 0 .33 ) ( 0 .42 ) ( 0 .55 )
Net asset value, end of year .............................
$ 77.64  $ 64.39  $ 66.68  $ 78.01  $ 51.17
Total Return
(e)
– – – – –
Based on net asset value ................................
21.42% ( 2 .75 ) % (14.16) % 53.48% ( 4 .79 ) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .39% 0 .40% 0 .39% 0 .41% 0 .43%
Net investment income ..................................
0 .68% 0 .68% 0 .39% 0 .67% 0 .96%
Supplemental Data
Net assets, end of year (000) ..............................
$ 997,702  $ 698,600  $ 856,866  $ 1,583,666  $ 798,171
Portfolio turnover rate
(g)
..................................
11% 27% 45% 20% 31%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Staples ETF
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year .........................
$ 69.00  $ 68.79  $ 60.66  $ 39.79  $ 41.14
Net investment income
(b)
............................... 1 .67  1 .62  1 .27  0 .81  0 .92
Net realized and unrealized gain (loss)
(c)
.....................
( 2 .04 ) 0 .08  7 .94  20.86  ( 1 .27 )
Net increase (decrease) from investment operations ..............
( 0 .37 ) 1 .70  9 .21  21.67  ( 0 .35 )
Distributions from net investment income
(d)
..................... ( 1 .75 ) ( 1 .49 ) ( 1 .08 ) ( 0 .80 ) ( 1 .00 )
Net asset value, end of year .............................
$ 66.88  $ 69.00  $ 68.79  $ 60.66  $ 39.79
Total Return
(e)
– – – – –
Based on net asset value ................................
( 0 .40 ) % 2 .65% 15.33% 54.87% ( 0 .86 ) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .40% 0 .40% 0 .39% 0 .41% 0 .43%
Net investment income ..................................
2 .57% 2 .46% 1 .99% 1 .57% 2 .22%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,267,287  $ 1,811,380  $ 1,134,954  $ 691,548  $ 471,555
Portfolio turnover rate
(g)
..................................
8% 6% 33% 4% 5%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Energy ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Net asset value, beginning of year ..........................
$ 44.56  $ 39.92  $ 26.40  $ 20.06  $ 35.96
Net investment income
(a)
................................ 1 .24  1 .49  1 .07  0 .80  1 .02
Net realized and unrealized gain (loss)
(b)
......................
4 .33  4 .77  13.56  6 .36  (14.81)
Net increase (decrease) from investment operations ...............
5 .57  6 .26  14.63  7 .16  (13.79)
Distributions from net investment income
(c)
...................... ( 1 .24 ) ( 1 .62 ) ( 1 .11 ) ( 0 .82 ) ( 2 .11 )
Net asset value, end of year ..............................
$ 48.89  $ 44.56  $ 39.92  $ 26.40  $ 20.06
Total Return
(d)
– – – – –
Based on net asset value .................................
12.71% 15.97% 56.56% 37.20% (39.91) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .39% 0 .40% 0 .39% 0 .41% 0 .42%
Net investment income ...................................
2 .76% 3 .40% 3 .38% 3 .62% 3 .42%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,346,784  $ 1,555,112  $ 3,552,781  $ 2,102,459  $ 459,456
Portfolio turnover rate
(f)
...................................
10% 11% 17% 15% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financial Services ETF
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year .........................
$ 51.38  $ 54.32  $ 60.91  $ 38.45  $ 45.36
Net investment income
(b)
............................... 0 .97  1 .02  0 .92  0 .84  0 .86
Net realized and unrealized gain (loss)
(c)
.....................
12.13  ( 2 .83 ) ( 6 .64 ) 22.41  ( 6 .90 )
Net increase (decrease) from investment operations ..............
13.10  ( 1 .81 ) ( 5 .72 ) 23.25  ( 6 .04 )
Distributions from net investment income
(d)
..................... ( 0 .97 ) ( 1 .13 ) ( 0 .87 ) ( 0 .79 ) ( 0 .87 )
Net asset value, end of year .............................
$ 63.51  $ 51.38  $ 54.32  $ 60.91  $ 38.45
Total Return
(e)
– – – – –
Based on net asset value ................................
25.76% ( 3 .29 ) % ( 9 .57 ) % 61.14% (13.46) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .39% 0 .40% 0 .39% 0 .41% 0 .42%
Net investment income ..................................
1 .72% 1 .93% 1 .46% 1 .85% 1 .90%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,282,847  $ 1,202,357  $ 2,029,031  $ 1,635,325  $ 865,166
Portfolio turnover rate
(g)
..................................
18% 4% 5% 7% 7%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financials ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year .........................
$ 73.16  $ 75.81  $ 80.18  $ 53.39  $ 62.97
Net investment income
(b)
............................... 1 .50  1 .45  1 .20  1 .09  1 .17
Net realized and unrealized gain (loss)
(c)
.....................
17.93  ( 2 .71 ) ( 4 .38 ) 26.76  ( 9 .55 )
Net increase (decrease) from investment operations ..............
19.43  ( 1 .26 ) ( 3 .18 ) 27.85  ( 8 .38 )
Distributions from net investment income
(d)
..................... ( 1 .40 ) ( 1 .39 ) ( 1 .19 ) ( 1 .06 ) ( 1 .20 )
Net asset value, end of year .............................
$ 91.19  $ 73.16  $ 75.81  $ 80.18  $ 53.39
Total Return
(e)
– – – – –
Based on net asset value ................................
26.82% ( 1 .62 ) % ( 4 .11 ) % 52.80% (13.47) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .39% 0 .40% 0 .39% 0 .41% 0 .42%
Net investment income ..................................
1 .86% 1 .94% 1 .42% 1 .72% 1 .85%
Supplemental Data
Net assets, end of year (000) ..............................
$ 2,530,622  $ 1,828,976  $ 2,099,949  $ 2,353,202  $ 1,233,235
Portfolio turnover rate
(g)
..................................
6% 14% 24% 9% 6%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare ETF
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year ..........................
$ 56.24  $ 54.62  $ 52.62  $ 42.50  $ 37.63
Net investment income
(b)
................................ 0 .70  0 .64  0 .57  0 .53  0 .50
Net realized and unrealized gain
(c)
..........................
2 .56  1 .62  2 .00  10.17  4 .88
Net increase from investment operations .......................
3 .26  2 .26  2 .57  10.70  5 .38
Distributions from net investment income
(d)
...................... ( 0 .69 ) ( 0 .64 ) ( 0 .57 ) ( 0 .58 ) ( 0 .51 )
Net asset value, end of year ..............................
$ 58.81  $ 56.24  $ 54.62  $ 52.62  $ 42.50
Total Return
(e)
– – – – –
Based on net asset value .................................
5 .84% 4 .21% 4 .86% 25.40% 14.44%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .39% 0 .40% 0 .39% 0 .41% 0 .43%
Net investment income ...................................
1 .23% 1 .18% 1 .03% 1 .13% 1 .25%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,269,618  $ 3,261,993  $ 2,826,782  $ 2,565,039  $ 2,432,933
Portfolio turnover rate
(g)
...................................
5% 3% 7% 6% 5%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Industrials ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year .........................
$ 99.72  $ 97.59  $ 110.26  $ 68.98  $ 79.12
Net investment income
(b)
............................... 1 .16  1 .07  0 .89  0 .90  1 .03
Net realized and unrealized gain (loss)
(c)
.....................
20.45  2 .09  (12.64) 41.28  (10.11)
Net increase (decrease) from investment operations ..............
21.61  3 .16  (11.75) 42.18  ( 9 .08 )
Distributions from net investment income
(d)
..................... ( 1 .17 ) ( 1 .03 ) ( 0 .92 ) ( 0 .90 ) ( 1 .06 )
Net asset value, end of year .............................
$ 120.16  $ 99.72  $ 97.59  $ 110.26  $ 68.98
Total Return
(e)
– – – – –
Based on net asset value ................................
21.80% 3 .32% (10.75) % 61.51% (11.57) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .39% 0 .40% 0 .39% 0 .41% 0 .42%
Net investment income ..................................
1 .06% 1 .11% 0 .81% 0 .99% 1 .32%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,568,118  $ 1,176,683  $ 1,249,092  $ 1,697,961  $ 682,848
Portfolio turnover rate
(g)
..................................
4% 4% 26% 5% 4%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Technology ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year ..........................
$ 93.05  $ 89.60  $ 92.98  $ 58.58  $ 50.85
Net investment income
(b)
................................ 0 .30  0 .39  0 .25  0 .37  0 .48
Net realized and unrealized gain (loss)
(c)
......................
35.29  3 .50  ( 3 .33 ) 34.42  7 .75
Net increase (decrease) from investment operations ...............
35.59  3 .89  ( 3 .08 ) 34.79  8 .23
Distributions from net investment income
(d)
...................... ( 0 .47 ) ( 0 .44 ) ( 0 .30 ) ( 0 .39 ) ( 0 .50 )
Net asset value, end of year ..............................
$ 128.17  $ 93.05  $ 89.60  $ 92.98  $ 58.58
Total Return
(e)
– – – – –
Based on net asset value .................................
38.28% 4 .41% ( 3 .35 ) % 59.56% 16.34%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .39% 0 .40% 0 .39% 0 .41% 0 .43%
Net investment income ...................................
0 .26% 0 .46% 0 .24% 0 .47% 0 .89%
Supplemental Data
Net assets, end of year (000) ...............................
$ 15,745,365  $ 10,552,317  $ 7,338,434  $ 7,257,255  $ 4,862,141
Portfolio turnover rate
(g)
...................................
11% 10% 13% 12% 16%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Transportation ETF
Year Ended
04/30/24
(a)
Year Ended
04/30/23
(a)
Year Ended
04/30/22
(a)
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year .........................
$ 55.58  $ 60.74  $ 67.43  $ 37.44  $ 48.77
Net investment income
(b)
............................... 0 .78  0 .76  0 .52  0 .49  0 .64
Net realized and unrealized gain (loss)
(c)
.....................
8 .76  ( 5 .15 ) ( 6 .66 ) 29.97  (11.28)
Net increase (decrease) from investment operations ..............
9 .54  ( 4 .39 ) ( 6 .14 ) 30.46  (10.64)
Distributions from net investment income
(d)
..................... ( 0 .81 ) ( 0 .77 ) ( 0 .55 ) ( 0 .47 ) ( 0 .69 )
Net asset value, end of year .............................
$ 64.31  $ 55.58  $ 60.74  $ 67.43  $ 37.44
Total Return
(e)
– – – – –
Based on net asset value ................................
17.23% ( 7 .18 ) % ( 9 .18 ) % 81.75% (21.92) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .39% 0 .40% 0 .39% 0 .41% 0 .42%
Net investment income ..................................
1 .25% 1 .37% 0 .80% 0 .90% 1 .40%
Supplemental Data
Net assets, end of year (000) ..............................
$ 861,742  $ 822,531  $ 1,178,276  $ 2,144,306  $ 456,765
Portfolio turnover rate
(g)
..................................
11% 13% 72% 80% 35%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Utilities ETF
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of year .........................
$ 85.24  $ 87.48  $ 82.62  $ 71.20  $ 74.36
Net investment income
(b)
............................... 2 .21  2 .00  1 .98  2 .10  2 .10
Net realized and unrealized gain (loss)
(c)
.....................
0 .31  ( 2 .15 ) 4 .95  11.60  ( 3 .06 )
Net increase (decrease) from investment operations ..............
2 .52  ( 0 .15 ) 6 .93  13.70  ( 0 .96 )
Distributions from net investment income
(d)
..................... ( 2 .16 ) ( 2 .09 ) ( 2 .07 ) ( 2 .28 ) ( 2 .20 )
Net asset value, end of year .............................
$ 85.60  $ 85.24  $ 87.48  $ 82.62  $ 71.20
Total Return
(e)
– – – – –
Based on net asset value ................................
3 .18% ( 0 .15 ) % 8 .52% 19.66% ( 1 .39 ) %
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .39% 0 .40% 0 .39% 0 .41% 0 .43%
Net investment income ..................................
2 .76% 2 .33% 2 .35% 2 .78% 2 .70%
Supplemental Data
Net assets, end of year (000) ..............................
$ 915,876  $ 1,001,549  $ 970,990  $ 822,092  $ 875,673
Portfolio turnover rate
(g)
..................................
4% 3% 14% 5% 4%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

2024
iShares Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Dow Jones U.S. ...................................................................................................... Diversified
MSCI KLD 400 Social .................................................................................................. Diversified
MSCI USA ESG Select ................................................................................................. Diversified
U.S. Basic Materials ................................................................................................... Non-diversified
U.S. Consumer Discretionary ............................................................................................. Diversified
U.S. Consumer Staples ................................................................................................ Non-diversified
U.S. Energy ........................................................................................................ Non-diversified
U.S. Financial Services ................................................................................................. Non-diversified
U.S. Financials ...................................................................................................... Diversified
U.S. Healthcare ...................................................................................................... Non-diversified
U.S. Industrials ...................................................................................................... Diversified
U.S. Technology ..................................................................................................... Non-diversified
U.S. Transportation ................................................................................................... Non-diversified
U.S. Utilities ........................................................................................................ Non-diversified

Notes to Financial Statements
( continued)

Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
(continued)

2024
iShares Annual Report to Shareholders
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Dow Jones U.S.
Barclays Bank PLC ............................................... $ 948,222 $ (948,222) $ — $ —
Barclays Capital, Inc. ............................................. 536,151 (536,151) — —
BNP Paribas SA ................................................. 1,064,275 (1,064,275) — —
BofA Securities, Inc. .............................................. 1,482,594 (1,482,594) — —
Citadel Clearing LLC .............................................. 571,598 (571,598) — —
Citigroup Global Markets, Inc. ........................................ 161,726 (161,726) — —
Goldman Sachs & Co. LLC ......................................... 1,467,982 (1,467,982) — —
HSBC Bank PLC ................................................ 22,572 (22,572) — —
J.P. Morgan Securities LLC ......................................... 1,904,456 (1,904,456) — —
Jefferies LLC ................................................... 533,072 (533,072) — —
Morgan Stanley ................................................. 456,053 (456,053) — —
National Financial Services LLC ...................................... 293,455 (293,455) — —
Natixis SA ..................................................... 118,104 (118,104) — —
RBC Capital Markets LLC .......................................... 328,021 (328,021) — —
Scotia Capital (USA), Inc. .......................................... 723,693 (723,693) — —
Toronto-Dominion Bank ............................................ 689,336 (689,336) — —
UBS AG ...................................................... 73,871 (73,871) — —
UBS Securities LLC .............................................. 40,477 (40,477) — —
Virtu Americas LLC ............................................... 307,815 (307,815) — —
Wells Fargo Bank NA ............................................. 224,143 (224,143) — —
Wells Fargo Securities LLC ......................................... 1,299,665 (1,299,665) — —
$ 13,247,281 $ (13,247,281)
$ —
$ —
a
MSCI KLD 400 Social
Barclays Bank PLC ............................................... 956,289 (956,289) — —
Barclays Capital, Inc. ............................................. 179,186 (179,186) — —
BNP Paribas SA ................................................. 1,736,190 (1,736,190) — —
BofA Securities, Inc. .............................................. 1,277,134 (1,277,134) — —
Citigroup Global Markets, Inc. ........................................ 544,134 (544,134) — —
Goldman Sachs & Co. LLC ......................................... 358,441 (358,441) — —
J.P. Morgan Securities LLC ......................................... 41,467 (41,467) — —
Jefferies LLC ................................................... 1,352,984 (1,352,984) — —
Morgan Stanley ................................................. 1,423,927 (1,423,927) — —
RBC Capital Markets LLC .......................................... 187,276 (187,276) — —
SG Americas Securities LLC ........................................ 320,160 (320,160) — —
Toronto-Dominion Bank ............................................ 254,947 (254,947) — —
UBS Securities LLC .............................................. 16,819 (16,819) — —
Virtu Americas LLC ............................................... 1,256,670 (1,256,670) — —
$ 9,905,624 $ (9,905,624)
$ —
$ —
a

Notes to Financial Statements
( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA ESG Select
Barclays Bank PLC ............................................... $ 4,703,155 $ (4,703,155) $ — $ —
BNP Paribas SA ................................................. 6,117,251 (6,117,251) — —
BofA Securities, Inc. .............................................. 1,793,341 (1,793,341) — —
Goldman Sachs & Co. LLC ......................................... 125,109 (125,109) — —
J.P. Morgan Securities LLC ......................................... 82,428 (82,428) — —
Toronto-Dominion Bank ............................................ 9,130 (9,130) — —
Virtu Americas LLC ............................................... 4,434,270 (4,434,270) — —
$ 17,264,684 $ (17,264,684)
$ —
$ —
a
U.S. Basic Materials
J.P. Morgan Securities LLC ......................................... 1,297,808 (1,297,808) — —
National Financial Services LLC ...................................... 1,222,750 (1,222,750) — —
Wells Fargo Bank NA ............................................. 14,400 (14,400) — —
$ 2,534,958 $ (2,534,958)
$ —
$ —
a
U.S. Consumer Discretionary
Barclays Bank PLC ............................................... 8,185,884 (8,185,884) — —
Barclays Capital, Inc. ............................................. 4,125 (4,125) — —
BNP Paribas SA ................................................. 458,848 (458,848) — —
BofA Securities, Inc. .............................................. 555,167 (555,167) — —
Citigroup Global Markets, Inc. ........................................ 21,940 (21,940) — —
Goldman Sachs & Co. LLC ......................................... 2,979,349 (2,979,349) — —
J.P. Morgan Securities LLC ......................................... 72,195 (72,195) — —
Jefferies LLC ................................................... 114,929 (114,929) — —
Morgan Stanley ................................................. 560,358 (560,358) — —
National Financial Services LLC ...................................... 827,275 (827,275) — —
Natixis SA ..................................................... 15,492 (15,492) — —
RBC Capital Markets LLC .......................................... 688,467 (688,467) — —
Scotia Capital (USA), Inc. .......................................... 6,322 (6,322) — —
Toronto-Dominion Bank ............................................ 151,765 (151,765) — —
UBS AG ...................................................... 1,767 (1,767) — —
Wells Fargo Bank NA ............................................. 608,869 (608,869) — —
$ 15,252,752 $ (15,252,752)
$ —
$ —
a
U.S. Consumer Staples
Goldman Sachs & Co. LLC ......................................... 955,267 (955,267) — —
HSBC Bank PLC ................................................ 68,348 (68,348) — —
J.P. Morgan Securities LLC ......................................... 107,864 (107,864) — —
UBS Securities LLC .............................................. 853,660 (853,660) — —
$ 1,985,139 $ (1,985,139)
$ —
$ —
a
U.S. Energy
Barclays Bank PLC ............................................... 37,442 (37,442) — —
Barclays Capital, Inc. ............................................. 68,889 (68,889) — —
BofA Securities, Inc. .............................................. 36,253 (36,253) — —
Citigroup Global Markets, Inc. ........................................ 7,604 (7,604) — —
Goldman Sachs & Co. LLC ......................................... 764,766 (764,766) — —
HSBC Bank PLC ................................................ 449,831 (449,831) — —
J.P. Morgan Securities LLC ......................................... 3,197,544 (3,197,544) — —
Morgan Stanley ................................................. 203,951 (203,951) — —
Virtu Americas LLC ............................................... 789,032 (789,032) — —
Wells Fargo Bank NA ............................................. 423,120 (423,120) — —
$ 5,978,432 $ (5,978,432)
$ —
$ —
a

Notes to Financial Statements
(continued)

2024
iShares Annual Report to Shareholders
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Financial Services
Barclays Bank PLC ............................................... $ 7,946 $ (7,946) $ — $ —
Barclays Capital, Inc. ............................................. 10,597 (10,597) — —
Deutsche Bank Securities, Inc. ....................................... 15,702 (15,702) — —
Goldman Sachs & Co. LLC ......................................... 771,479 (771,479) — —
J.P. Morgan Securities LLC ......................................... 44,694 (44,694) — —
National Financial Services LLC ...................................... 51,372 (51,372) — —
SG Americas Securities LLC ........................................ 107,432,718 (107,432,718) — —
Toronto-Dominion Bank ............................................ 205,488 (205,488) — —
UBS AG ...................................................... 355,272 (355,272) — —
$ 108,895,268 $ (108,895,268)
$ —
$ —
a
U.S. Financials
Barclays Bank PLC ............................................... 2,084,009 (2,084,009) — —
BofA Securities, Inc. .............................................. 11,757 (11,757) — —
Goldman Sachs & Co. LLC ......................................... 1,193,339 (1,193,339) — —
Jefferies LLC ................................................... 108,711 (108,711) — —
Morgan Stanley ................................................. 160,435 (160,435) — —
Toronto-Dominion Bank ............................................ 102,744 (102,744) — —
$ 3,660,995 $ (3,660,995)
$ —
$ —
a
U.S. Healthcare
Barclays Bank PLC ............................................... 187,687 (187,687) — —
BNP Paribas SA ................................................. 1,425,137 (1,425,137) — —
BofA Securities, Inc. .............................................. 3,213,440 (3,213,440) — —
Citadel Clearing LLC .............................................. 1,479,114 (1,479,114) — —
Citigroup Global Markets, Inc. ........................................ 4,201,871 (4,201,871) — —
Goldman Sachs & Co. LLC ......................................... 4,228,161 (4,228,161) — —
HSBC Bank PLC ................................................ 5,789,515 (5,789,515) — —
J.P. Morgan Securities LLC ......................................... 7,680,244 (7,680,244) — —
Jefferies LLC ................................................... 1,123,864 (1,123,864) — —
Morgan Stanley ................................................. 493,117 (493,117) — —
Natixis SA ..................................................... 970,669 (964,333) — 6,336
SG Americas Securities LLC ........................................ 1,231,560 (1,231,560) — —
Toronto-Dominion Bank ............................................ 11,179,146 (11,179,146) — —
UBS AG ...................................................... 84,189 (81,236) — 2,953
Virtu Americas LLC ............................................... 442,224 (442,224) — —
$ 43,729,938 $ (43,720,649)
$ —
$ 9,289
a
U.S. Industrials
Barclays Bank PLC ............................................... 67,680 (67,680) — —
BofA Securities, Inc. .............................................. 12,093 (12,093) — —
Goldman Sachs & Co. LLC ......................................... 912,560 (912,560) — —
Morgan Stanley ................................................. 5,757,189 (5,757,189) — —
RBC Capital Markets LLC .......................................... 19,383 (19,383) — —
Scotia Capital (USA), Inc. .......................................... 323,420 (323,420) — —
UBS AG ...................................................... 786,896 (786,896) — —
$ 7,879,221 $ (7,879,221)
$ —
$ —
a

Notes to Financial Statements
( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Technology
Barclays Bank PLC ............................................... $ 6,424,211 $ (6,424,211) $ — $ —
Barclays Capital, Inc. ............................................. 1,672,283 (1,672,283) — —
BMO Capital Markets Corp. ......................................... 93,000 (93,000) — —
BNP Paribas SA ................................................. 13,266,560 (13,266,560) — —
BofA Securities, Inc. .............................................. 8,155,524 (8,155,524) — —
Citigroup Global Markets, Inc. ........................................ 14,898,676 (14,898,676) — —
Goldman Sachs & Co. LLC ......................................... 21,644,154 (21,644,154) — —
J.P. Morgan Securities LLC ......................................... 4,086,007 (4,086,007) — —
Jefferies LLC ................................................... 182,100 (182,100) — —
Morgan Stanley ................................................. 3,248,517 (3,248,517) — —
National Financial Services LLC ...................................... 1,367,027 (1,367,027) — —
Natixis SA ..................................................... 6,133,675 (6,133,675) — —
RBC Capital Markets LLC .......................................... 19,202,904 (19,202,904) — —
Scotia Capital (USA), Inc. .......................................... 25,898 (25,898) — —
Toronto-Dominion Bank ............................................ 155,646 (155,646) — —
UBS AG ...................................................... 44,762,325 (44,762,325) — —
UBS Securities LLC .............................................. 691,760 (691,760) — —
Wells Fargo Securities LLC ......................................... 637,510 (637,510) — —
$ 146,647,777 $ (146,647,777)
$ —
$ —
a
U.S. Transportation
Barclays Bank PLC ............................................... 465,851 (465,851) — —
BNP Paribas SA ................................................. 208,010 (208,010) — —
BofA Securities, Inc. .............................................. 1,347,983 (1,347,983) — —
Citigroup Global Markets, Inc. ........................................ 1,592,998 (1,592,998) — —
Goldman Sachs & Co. LLC ......................................... 1,984,150 (1,984,150) — —
J.P. Morgan Securities LLC ......................................... 958,438 (958,438) — —
Morgan Stanley ................................................. 771,930 (771,930) — —
UBS AG ...................................................... 3,734,432 (3,734,432) — —
Wells Fargo Bank NA ............................................. 632,961 (632,961) — —
Wells Fargo Securities LLC ......................................... 1,515 (1,515) — —
$ 11,698,268 $ (11,698,268)
$ —
$ —
a
U.S. Utilities
Barclays Bank PLC ............................................... 277,686 (277,686) — —
BNP Paribas SA ................................................. 312,024 (312,024) — —
J.P. Morgan Securities LLC ......................................... 27,701 (27,701) — —
$ 617,411 $ (617,411)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of April 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

2024
iShares Annual Report to Shareholders
value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to each Fund, except for the iShares Dow Jones U.S, iShares MSCI KLD 400 Social and iShares MSCI USA ESG Select ETFs, BFA is
entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2%
of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Dow Jones U.S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
MSCI KLD 400 Social . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
MSCI USA ESG Select . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945

Notes to Financial Statements
( continued)

Notes to Financial Statements
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended April 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended April 30, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
Dow Jones U.S. ..................................................................................................... $ 49,932
MSCI KLD 400 Social ................................................................................................. 47,225
MSCI USA ESG Select ................................................................................................ 52,928
U.S. Basic Materials .................................................................................................. 6,320
U.S. Consumer Discretionary ............................................................................................ 118,345
U.S. Consumer Staples ............................................................................................... 5,916
U.S. Energy ....................................................................................................... 33,897
U.S. Financial Services ................................................................................................ 14,406
U.S. Financials ..................................................................................................... 22,546
U.S. Healthcare ..................................................................................................... 125,191
U.S. Industrials ..................................................................................................... 14,491
U.S. Technology .................................................................................................... 209,977
U.S. Transportation .................................................................................................. 21,959
U.S. Utilities ....................................................................................................... 6,033
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Dow Jones U.S. ................................................................. $ 7,154,520  $ 4,819,999  $ (3,140,170)
MSCI KLD 400 Social ............................................................. 27,297,588  24,758,147  (3,478,509)
MSCI USA ESG Select ............................................................ 156,178,812  166,743,219  (7,884,404)
U.S. Basic Materials .............................................................. 43,746,614  12,562,390  (1,116,429)
U.S. Consumer Discretionary ........................................................ 31,628,766  46,751,428  467,035
U.S. Consumer Staples ........................................................... 33,726,483  20,652,808  (2,230,740)
U.S. Energy ................................................................... 71,460,386  32,934,949  (1,514,775)
U.S. Financial Services ............................................................ 9,913,442  54,919,471  (7,287,547)
U.S. Financials ................................................................. 61,604,225  30,338,732  (8,303,192)
U.S. Healthcare ................................................................. 40,003,060  26,870,341  (16,220,680)
U.S. Industrials ................................................................. 15,792,584  16,816,855  (3,921,402)
U.S. Technology ................................................................ 640,868,505  606,378,724  (84,443,147)
U.S. Transportation .............................................................. 61,034,192  19,042,890  (5,553,399)
U.S. Utilities ................................................................... 6,450,554  3,042,331  (103,424)
iShares ETF Purchases  Sales
Dow Jones U.S. ................................................................................... $ 50,277,967 $ 49,998,819
MSCI KLD 400 Social ............................................................................... 218,098,919 212,950,893
MSCI USA ESG Select .............................................................................. 615,147,210 607,468,263
U.S. Basic Materials ................................................................................ 76,150,438 76,340,429
U.S. Consumer Discretionary .......................................................................... 94,805,368 93,742,922
U.S. Consumer Staples ............................................................................. 113,552,179 116,171,233
U.S. Energy ..................................................................................... 133,424,634 130,326,965
U.S. Financial Services .............................................................................. 222,704,962 222,711,238
U.S. Financials ................................................................................... 135,032,245 125,157,532
U.S. Healthcare ................................................................................... 154,538,962 155,780,882
U.S. Industrials ................................................................................... 50,642,913 49,463,305
U.S. Technology .................................................................................. 1,435,701,147 1,596,151,767

Notes to Financial Statements
(continued)

2024
iShares Annual Report to Shareholders
For the year ended April 30, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2024, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases  Sales
U.S. Transportation ................................................................................ $ 105,012,055 $ 116,776,841
U.S. Utilities ..................................................................................... 34,986,802 32,892,738
iShares ETF In-kind Purchases In-kind Sales
Dow Jones U.S. ................................................................................... $ 53,862,363  $ 101,779,372
MSCI KLD 400 Social ............................................................................... 165,570,024  253,782,034
MSCI USA ESG Select .............................................................................. 2,167,158,742  2,839,063,846
U.S. Basic Materials ................................................................................ 301,093,921  608,207,699
U.S. Consumer Discretionary .......................................................................... 381,175,398  231,764,391
U.S. Consumer Staples ............................................................................. 186,101,355  650,297,770
U.S. Energy ..................................................................................... 120,315,837  432,526,479
U.S. Financial Services .............................................................................. 109,041,709  282,948,290
U.S. Financials ................................................................................... 558,665,343  307,103,386
U.S. Healthcare ................................................................................... 672,476,851  795,375,289
U.S. Industrials ................................................................................... 445,116,222  267,269,370
U.S. Technology .................................................................................. 5,702,468,754  4,554,834,854
U.S. Transportation ................................................................................ 1,531,273,825  1,607,275,172
U.S. Utilities ..................................................................................... 179,798,826  261,885,424
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Dow Jones U.S. ................................................................................... $ 69,858,179  $ (69,858,179)
MSCI KLD 400 Social ............................................................................... 130,038,916  (130,038,916)
MSCI USA ESG Select .............................................................................. 626,001,018  (626,001,018)
U.S. Basic Materials ................................................................................ 38,119,300  (38,119,300)
U.S. Consumer Discretionary .......................................................................... 35,220,594  (35,220,594)
U.S. Consumer Staples ............................................................................. 39,461,030  (39,461,030)
U.S. Energy ..................................................................................... 126,589,945  (126,589,945)
U.S. Financial Services .............................................................................. 9,434,973  (9,434,973)
U.S. Financials ................................................................................... 36,971,007  (36,971,007)
U.S. Healthcare ................................................................................... 275,931,973  (275,931,973)
U.S. Industrials ................................................................................... 39,767,087  (39,767,087)
U.S. Technology .................................................................................. 2,449,544,330  (2,449,544,330)
U.S. Transportation ................................................................................ 100,641,968  (100,641,968)
U.S. Utilities ..................................................................................... 22,629,426  (22,629,426)
iShares ETF
Year Ended
04/30/24
Year Ended
04/30/23
Dow Jones U.S.
Ordinary income .......................................................................................... $ 22,333,716  $ 22,417,559
MSCI KLD 400 Social
Ordinary income .......................................................................................... $ 47,349,666  $ 50,565,891
MSCI USA ESG Select
Ordinary income .......................................................................................... $ 55,311,905  $ 50,432,428

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of April 30, 2024, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
iShares ETF
Year Ended
04/30/24
Year Ended
04/30/23
U.S. Basic Materials
Ordinary income .......................................................................................... $ 12,753,032  $ 18,732,865
U.S. Consumer Discretionary
Ordinary income .......................................................................................... $ 5,773,517  $ 4,983,461
U.S. Consumer Staples
Ordinary income .......................................................................................... $ 39,211,431  $ 36,324,935
U.S. Energy
Ordinary income .......................................................................................... $ 36,089,290  $ 81,833,379
U.S. Financial Services
Ordinary income .......................................................................................... $ 21,038,122  $ 30,227,687
U.S. Financials
Ordinary income .......................................................................................... $ 34,613,837  $ 37,169,793
U.S. Healthcare
Ordinary income .......................................................................................... $ 39,003,986  $ 36,619,957
U.S. Industrials
Ordinary income .......................................................................................... $ 13,000,334  $ 12,823,027
U.S. Technology
Ordinary income .......................................................................................... $ 53,062,094  $ 41,892,148
U.S. Transportation
Ordinary income .......................................................................................... $ 12,090,918  $ 11,528,316
U.S. Utilities
Ordinary income .......................................................................................... $ 22,951,390  $ 24,453,499
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Dow Jones U.S. ..............................................
$ 1,601,675  $ (34,599,904) $ 919,988,648  $ 886,990,419
MSCI KLD 400 Social ..........................................
3,449,194  (95,741,442) 1,177,242,549  1,084,950,301
MSCI USA ESG Select .........................................
3,099,630  (236,097,242) 186,086,262  (46,911,350)
U.S. Basic Materials ...........................................
695,946  (205,601,792) (50,607,270) (255,513,116)
U.S. Consumer Discretionary .....................................
119,596  (166,133,707) (23,145,640) (189,159,751)
U.S. Consumer Staples ........................................
5,119,069  (65,219,295) (40,599,794) (100,700,020)
U.S. Energy ................................................
402,756  (348,471,334) 264,440,441  (83,628,137)
U.S. Financial Services .........................................
1,642,090  (153,747,436) 73,621,768  (78,483,578)
U.S. Financials ..............................................
6,100,829  (186,542,054) 240,893,539  60,452,314
U.S. Healthcare ..............................................
2,975,499  (110,482,793) 178,578,361  71,071,067
U.S. Industrials ..............................................
638,367  (107,527,418) 121,735,664  14,846,613
U.S. Technology .............................................
—  (348,542,647) 3,266,359,327  2,917,816,680
U.S. Transportation ...........................................
—  (130,557,412) (131,028,666) (261,586,078)
U.S. Utilities ................................................
565,223  (64,494,507) (12,698,864) (76,628,148)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and the timing and recognition of realized gains (losses) for tax purposes.

Notes to Financial Statements
(continued)

2024
iShares Annual Report to Shareholders
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service.  Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dow Jones U.S. ............................................... $ 919,300,384  $ 990,750,548  $ (70,759,915) $ 919,990,633
MSCI KLD 400 Social ........................................... 3,077,049,958  1,377,584,907  (200,342,358) 1,177,242,549
MSCI USA ESG Select .......................................... 3,162,510,056  411,518,613  (225,432,351) 186,086,262
U.S. Basic Materials ............................................ 701,513,203  44,513,632  (95,120,902) (50,607,270)
U.S. Consumer Discretionary ...................................... 1,036,864,189  111,960,407  (135,106,047) (23,145,640)
U.S. Consumer Staples ......................................... 1,307,633,859  67,735,433  (108,335,227) (40,599,794)
U.S. Energy ................................................. 1,088,073,601  306,737,273  (42,296,832) 264,440,441
U.S. Financial Services .......................................... 1,321,031,420  145,685,826  (72,064,058) 73,621,768
U.S. Financials ............................................... 2,295,999,066  351,428,319  (110,534,780) 240,893,539
U.S. Healthcare ............................................... 3,134,138,723  568,497,735  (389,919,374) 178,578,361
U.S. Industrials ............................................... 1,454,142,650  239,134,918  (117,399,254) 121,735,664
U.S. Technology .............................................. 12,462,960,189  3,672,251,164  (405,891,837) 3,266,359,327
U.S. Transportation ............................................ 993,781,805  17,154,960  (148,183,626) (131,028,666)
U.S. Utilities ................................................. 929,001,604  84,735,047  (97,433,911) (12,698,864)

Notes to Financial Statements
( continued)

Notes to Financial Statements
accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the funds and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in a capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
04/30/24
Year Ended
04/30/23
iShares ETF Shares  Amount  Shares  Amount
Dow Jones U.S.
Shares sold ............................................. 500,000  $ 54,080,238  1,100,000  $ 107,689,293
Shares redeemed ......................................... (950,000) (102,185,513) (1,150,000) (112,304,120)
(450,000) $ (48,105,275) (50,000) $ (4,614,827)
MSCI KLD 400 Social
Shares sold ............................................. 1,900,000  $ 166,540,184  6,350,000  $ 474,063,009
Shares redeemed ......................................... (2,900,000) (255,301,816) (7,150,000) (533,168,669)
(1,000,000) $ (88,761,632) (800,000) $ (59,105,660)
MSCI USA ESG Select
Shares sold ............................................. 24,050,000  $ 2,176,161,906  1,950,000  $ 166,937,116
Shares redeemed ......................................... (29,050,000) (2,848,650,816) (6,400,000) (539,631,789)
(5,000,000) $ (672,488,910) (4,450,000) $ (372,694,673)
U.S. Basic Materials
Shares sold ............................................. 2,200,000  $ 301,941,533  3,800,000  $ 491,041,308
Shares redeemed ......................................... (4,600,000) (609,743,877) (4,800,000) (591,997,064)
(2,400,000) $ (307,802,344) (1,000,000) $ (100,955,756)
U.S. Consumer Discretionary
Shares sold ............................................. 5,300,000  $ 381,831,787  4,150,000  $ 259,930,616
Shares redeemed ......................................... (3,300,000) (232,204,143) (6,150,000) (375,104,320)
2,000,000  $ 149,627,644  (2,000,000) $ (115,173,704)

Notes to Financial Statements
(continued)

2024
iShares Annual Report to Shareholders
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Year Ended
04/30/24
Year Ended
04/30/23
iShares ETF Shares Amount Shares Amount
U.S. Consumer Staples
Shares sold ............................................. 2,800,000
(a)
$ 186,682,821  15,600,000
(a)
$ 1,032,324,835
Shares redeemed ......................................... (10,100,000)
(a)
(652,537,510) (5,850,000)
(a)
(381,565,781)
(7,300,000) $ (465,854,689) 9,750,000  $ 650,759,054
U.S. Energy
Shares sold ............................................. 2,600,000  $ 120,728,213  4,850,000  $ 213,444,323
Shares redeemed ......................................... (9,950,000) (434,039,879) (58,950,000) (2,498,449,480)
(7,350,000) $ (313,311,666) (54,100,000) $ (2,285,005,157)
U.S. Financial Services
Shares sold ............................................. 2,050,000
(a)
$ 109,728,520  4,800,000
(a)
$ 249,836,623
Shares redeemed ......................................... (5,250,000)
(a)
(284,856,972) (18,750,000)
(a)
(970,415,517)
(3,200,000) $ (175,128,452) (13,950,000) $ (720,578,894)
U.S. Financials
Shares sold ............................................. 6,800,000  $ 567,819,901  5,000,000  $ 374,275,199
Shares redeemed ......................................... (4,050,000) (311,303,608) (7,700,000) (565,785,286)
2,750,000  $ 256,516,293  (2,700,000) $ (191,510,087)
U.S. Healthcare
Shares sold ............................................. 11,550,000
(b)
$ 674,305,942  13,500,000
(b)
$ 741,128,167
Shares redeemed ......................................... (13,950,000)
(b)
(797,764,325) (7,250,000)
(b)
(390,484,900)
(2,400,000) $ (123,458,383) 6,250,000  $ 350,643,267
U.S. Industrials
Shares sold ............................................. 3,900,000  $ 446,883,571  3,600,000  $ 352,415,178
Shares redeemed ......................................... (2,650,000) (268,375,538) (4,600,000) (428,173,476)
1,250,000  $ 178,508,033  (1,000,000) $ (75,758,298)
U.S. Technology
Shares sold ............................................. 48,600,000  $ 5,713,567,223  45,200,000  $ 3,566,859,827
Shares redeemed ......................................... (39,150,000) (4,547,223,352) (13,700,000) (1,132,254,321)
9,450,000  $ 1,166,343,871  31,500,000  $ 2,434,605,506
U.S. Transportation
Shares sold ............................................. 24,550,000
(c)
$ 1,534,828,039  24,600,000
(c)
$ 1,374,660,180
Shares redeemed ......................................... (25,950,000)
(c)
(1,611,223,673) (29,200,000)
(c)
(1,632,174,017)
(1,400,000) $ (76,395,634) (4,600,000) $ (257,513,837)
U.S. Utilities
Shares sold ............................................. 2,250,000  $ 180,378,001  3,700,000  $ 319,041,354
Shares redeemed ......................................... (3,300,000) (262,755,700) (3,050,000) (263,022,589)
(1,050,000) $ (82,377,699) 650,000  $ 56,018,765
(a)
Share transactions prior to the close of trading on March 6, 2024 have been retroactively adjusted to reflect a three-for-one stock split.
(b)
Share transactions prior to the close of trading on March 6, 2024 have been retroactively adjusted to reflect a five-for-one stock split.
(c)
Share transactions prior to the close of trading on March 6, 2024 have been retroactively adjusted to reflect a four-for-one stock split.

Notes to Financial Statements
( continued)

Notes to Financial Statements
The Board authorized a stock split for the following Funds, effective after the close of trading on March 6, 2024, for the shareholders of record on March 4, 2024. The impact of the stock split was an increase in the number of shares outstanding, while decreasing the NAV per share, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock split.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
iShares ETF Forward Share Split
U.S. Consumer Staples ................................................................................................ 3 for 1
U.S. Financial Services ................................................................................................. 3 for 1
U.S. Healthcare ...................................................................................................... 5 for 1
U.S. Transportation ................................................................................................... 4 for 1

Report of Independent Registered Public Accounting Firm

2024
iShares Annual Report to Shareholders
To the Board of Trustees of
iShares Trust and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2024, the related statements of operations for the year ended April
30, 2024, the statements of changes in net assets for each of the two years in the period ended April 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2024 and each of the financial highlights for each of the five years in the period ended April 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Dow Jones U.S. ETF
iShares MSCI KLD 400 Social ETF
iShares MSCI USA ESG Select ETF
iShares U.S. Basic Materials ETF
iShares U.S. Consumer Discretionary ETF
iShares U.S. Consumer Staples ETF
iShares U.S. Energy ETF
iShares U.S. Financial Services ETF
iShares U.S. Financials ETF
iShares U.S. Healthcare ETF
iShares U.S. Industrials ETF
iShares U.S. Technology ETF
iShares U.S. Transportation ETF
iShares U.S. Utilities ETF

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2024:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Dow Jones U.S. ...................................................................................................... $ 24,039,999
MSCI KLD 400 Social .................................................................................................. 53,687,522
MSCI USA ESG Select ................................................................................................. 60,295,798
U.S. Basic Materials ................................................................................................... 14,802,510
U.S. Consumer Discretionary ............................................................................................. 8,498,386
U.S. Consumer Staples ................................................................................................ 43,189,934
U.S. Energy ........................................................................................................ 41,568,828
U.S. Financial Services ................................................................................................. 25,176,108
U.S. Financials ...................................................................................................... 42,597,638
U.S. Healthcare ...................................................................................................... 50,943,194
U.S. Industrials ...................................................................................................... 17,547,607
U.S. Technology ..................................................................................................... 102,390,387
U.S. Transportation ................................................................................................... 15,439,118
U.S. Utilities ........................................................................................................ 26,740,742
iShares ETF
Qualified Business
Income
Dow Jones U.S. ...................................................................................................... $ 1,360,772
MSCI KLD 400 Social .................................................................................................. 2,778,698
MSCI USA ESG Select ................................................................................................. 2,271,851
U.S. Financials ...................................................................................................... 1,256,999
iShares ETF
Dividends-Received
Deduction
Dow Jones U.S. ...................................................................................................... 100.00%
MSCI KLD 400 Social .................................................................................................. 100.00
MSCI USA ESG Select ................................................................................................. 100.00
U.S. Basic Materials ................................................................................................... 94.62
U.S. Consumer Discretionary ............................................................................................. 100.00
U.S. Consumer Staples ................................................................................................ 100.00
U.S. Energy ........................................................................................................ 100.00
U.S. Financial Services ................................................................................................. 100.00
U.S. Financials ...................................................................................................... 100.00
U.S. Healthcare ...................................................................................................... 100.00
U.S. Industrials ...................................................................................................... 100.00
U.S. Technology ..................................................................................................... 100.00
U.S. Transportation ................................................................................................... 100.00
U.S. Utilities ........................................................................................................ 100.00

Statement Regarding Liquidity Risk Management Program
(unaudited)

2024
iShares Annual Report to Shareholders
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Dow Jones U.S. ETF, iShares MSCI KLD 400 Social ETF, iShares MSCI USA ESG Select ETF, iShares
U.S. Basic Materials ETF, iShares U.S. Consumer Discretionary ETF, iShares U.S. Consumer Staples ETF, iShares U.S. Energy ETF, iShares U.S. Financial Services ETF,
iShares U.S. Financials ETF, iShares U.S. Healthcare ETF, iShares U.S. Industrials ETF, iShares U.S. Technology ETF, iShares U.S. Transportation ETF and iShares U.S.
Utilities ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)

Supplemental Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .

Trustee and Officer Information
(unaudited)

2024
iShares Annual Report to Shareholders
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into the BlackRock Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the iShares Complex (each, a “BlackRock Fund Complex”). Each Fund is included in the iShares Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the iShares Complex, which consists of 404 funds as of
April 30, 2024. With the exception of Stephen Cohen, Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard
Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is
c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL United Kingdom. The Board has designated John E. Kerrigan as its Independent Board
Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(1957)
Trustee (since 2009). President of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Stephen Cohen
(b)
(1975)
Trustee (since 2024). Senior Managing Director, Head of Global Product Solutions of BlackRock, Inc.
(since 2024); Senior Managing Director, Head of Europe, Middle East and Africa
Regions of BlackRock, Inc. (2021-2024); Head of iShares Index and Wealth in
EMEA of BlackRock, Inc. (2017-2021); Global Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief Investment Strategist for International Fixed
Income and iShares of BlackRock, Inc. (2011-2015).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Kerrigan (1955)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D.
Carlin (1956)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.
Fagnani (1954)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Laura F. Fergerson
(1962)
Trustee (since 2024). President, Franklin Templeton Services, LLC (2017-2024); Director of the Board
of Crocker Art Museum Association (since 2019); President, Crocker Art Museum
Foundation (2022-2023).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Cecilia H.
Herbert (1949)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and
Personnel Committee (since 2022); Member of the Wyoming State Investment
Funds Committee (since 2022); Trustee of Forward Funds (14 portfolios) (2009-
2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director of the
Jackson Hole Center for the Arts (since 2021).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).

Trustee and Officer Information
(unaudited) ( continued)

Trustee and Officer Information
Officers
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
James Lam (1961) Trustee (since 2024). President, James Lam & Associates, Inc. (since 2002); Director of the FAIR
Institute (since 2020); adjunct professor at Carnegie Mellon University (since
2018); Member, Zicklin School of Business Dean's Council of Baruch College
(since 2017); Director and Audit Committee Chair of RiskLens, Inc. (2018-2023);
Director, Risk Oversight Committee Chair and Audit Committee Member of
E*TRADE Financial and E*TRADE Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Drew E.
Lawton (1959)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).
John E.
Martinez (1961)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Director of WellBe
Senior Medical (since 2023); Robert K. Jaedicke Professor of Accounting, Stanford
University Graduate School of Business (2001-2017); Professor of Law (by
courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic
Affairs and Head of MBA Program, Stanford University Graduate School of
Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Jessica Tan (1980) President (since 2024). Managing Director of BlackRock, Inc. (since 2015); Head of Global Product Solutions, Americas of BlackRock, Inc. (since 2024) and
Head of Sustainable and Transition Solutions of BlackRock, Inc. (2022-2024); Global Head of Corporate Strategy of BlackRock, Inc.
(2019-2022); Chief of Staff to the CEO of BlackRock, Inc. (2017-2019).
Trent
Walker (1974)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director of BlackRock, Inc. (since 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock
Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021).
Aaron Wasserman
(1974)
Chief Compliance
Officer (since 2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the iShares Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset
Complex, the BlackRock Fixed-Income Complex and the iShares Complex (2014-2023).
Marisa
Rolland (1980)
Secretary (since 2022). Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Rachel
Aguirre (1982)
Executive Vice President
(since 2022).
Managing Director of BlackRock, Inc. (since 2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product
Engineering of BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020-2021); Head
of Developed Markets Portfolio Engineering of BlackRock, Inc. (2016-2019).
Jennifer
Hsui (1976)
Executive Vice President
(since 2022).
Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James
Mauro (1970)
Executive Vice President
(since 2022).
Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
Independent Trustees (
continued
)

Trustee and Officer Information
(unaudited) (continued)

2024
iShares Annual Report to Shareholders
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Effective February 1, 2024, Salim Ramji resigned as Trustee of the Trust.
Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as Trustee of the Trust.
Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.
Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.
Effective April 8, 2024, Laura Fergerson was appointed as Trustee of the Trust.
Effective April 8, 2024, James Lam was appointed as Trustee of the Trust.
Officers (
continued
)

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

2024
iShares Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-AR-401-0424
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, MSCI Inc., or S&P Dow Jones
Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.   Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.   Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.   Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the fourteen series of the registrant for which the fiscal year-end is April 30, 2024 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $186,200 for the fiscal year ended
April 30, 2023
and $186,200 for the fiscal year ended April 30, 2024.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed April 30, 2023
and April 30, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $135,800 for the fiscal year ended
April 30, 2023
and $135,800 for the fiscal year ended April 30, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed April 30, 2023 and April 30, 2024
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $135,800 for the fiscal year ended
April 30, 2023
and $135,800 for the fiscal year ended April 30, 2024.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.   Audit Committee of Listed Registrants.

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b)     Not applicable.

Item 6.   Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

                There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.   Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14. Exhibits.

(a)(1) Code of Ethics – See Item 2
(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR   240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable
(a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	June 24, 2024

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	June 24, 2024